FOUNTAIN SQUARE FUNDS
EQUITY AND INCOME
MUTUAL FUNDS

U.S. GOVERNMENT SECURITIES FUND
QUALITY BOND FUND
OHIO TAX FREE BOND FUND
QUALITY GROWTH FUND
MID CAP FUND
BALANCED FUND
INTERNATIONAL EQUITY FUND

[LOGO]
FOUNTAIN SQUARE FUNDS
PROSPECTUS


FOUNTAIN SQUARE FUNDS
PROSPECTUS


Fountain Square Funds (the "Trust") is an open-end management investment company (a mutual fund). This combined prospectus offers investors interests in the following seven separate investment portfolios (the "Funds"), each having a distinct investment objective and policies:


     - Fountain Square U.S. Government Securities Fund;

     - Fountain Square Quality Bond Fund;

     - Fountain Square Ohio Tax Free Bond Fund;

     - Fountain Square Quality Growth Fund;


     - Fountain Square Mid Cap Fund;



     - Fountain Square Balanced Fund; and



     - Fountain Square International Equity Fund


This combined prospectus contains the information you should read and know before you invest in any of the Funds. Keep this prospectus for future reference.


Additional information about the Funds is contained in the Funds' Combined Statement of Additional Information, dated September 30, 1995, which has also been filed with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Combined Statement of Additional Information free of charge, obtain other information, or make inquiries about any of the Funds by writing to or calling the Trust at 1-800-654-5372.


THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF FIFTH THIRD BANK, ARE NOT ENDORSED OR GUARANTEED BY FIFTH THIRD BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION , THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated September 30, 1995


TABLE OF CONTENTS
--------------------------------------------------------------------------------

SYNOPSIS                                                                       1
------------------------------------------------------
  Risk Factors                                                                 1

EXPENSES OF THE FUNDS                                                          2
------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                           4
------------------------------------------------------

OBJECTIVE OF EACH FUND                                                        11
------------------------------------------------------
  Government Securities Fund                                                  11
    Acceptable Investments                                                    11
    Investment Limitations                                                    11
  Quality Bond Fund                                                           12
    Acceptable Investments                                                    12
    Collateralized Mortgage Obligations                                       12
    Investment Limitations                                                    13
  Ohio Tax Free Fund                                                          13
    Acceptable Investments                                                    13
    Characteristics                                                           13
    Participation Interests                                                   13
    Variable Rate Municipal Securities                                        13
    Municipal Leases                                                          13
    Temporary Investments                                                     14
    Ohio Municipal Securities                                                 14
    Investment Risks                                                          14
    Non Diversification                                                       14
    Investment Limitations                                                    15
  Quality Growth Fund                                                         15
    Acceptable Investments                                                    15
    Convertible Securities                                                    15
    Investment Limitations                                                    16
  Mid Cap Fund                                                                16
    Acceptable Investments                                                    16
    Investment Limitations                                                    16
  Balanced Fund                                                               16
    Acceptable Investments                                                    16
    Money Market Instruments                                                  17
    Investment Limitations                                                    17
  International Equity Fund                                                   17
    Acceptable Investments                                                    18
    Money Market Instruments                                                  18
    Foreign Currency Transactions                                             19
    Forward Foreign Currency Exchange Contracts                               19
    Investment Limitations                                                    19
    Risk Considerations                                                       19

PORTFOLIO INVESTMENTS AND STRATEGIES                                          19
------------------------------------------------------
  Borrowing Money                                                             19
  Diversification                                                             19
  Restricted and Illiquid Securities                                          20
  Repurchase Agreements                                                       20
  When-Issued and Delayed Delivery
    Transactions                                                              20
  Lending of Portfolio Securities                                             21
  Options and Futures                                                         21
    Put and Call Options                                                      21
    Futures and Options on Futures                                            22
    Risks                                                                     23
  Equity Investment Considerations                                            23
  Foreign Investments                                                         23
  Exchange Rates                                                              24
  Foreign Companies                                                           24
  U.S. Government Policies                                                    24
  Emerging Markets                                                            24
  Foreign Bank Instruments                                                    25
  Bond Ratings                                                                25
  Temporary Investments                                                       25
    Variable Rate Demand Notes                                                25
    Commercial Paper                                                          25
    Bank Instruments                                                          25

FOUNTAIN SQUARE FUNDS INFORMATION                                             26
------------------------------------------------------
  Management of the Trust                                                     26
    Board of Trustees                                                         26
    Investment Adviser                                                        26
      Advisory Fees                                                           26
      Adviser's Background                                                    26
      Portfolio Managers' Backgrounds                                         26
    Sub-Adviser                                                               27
      Sub-Advisory Fees                                                       27
      Sub-Adviser's Background                                                27
      Portfolio Managers' Background                                          27
  Distribution of Shares of the Funds                                         28
  Distribution Plan                                                           28
   Other Payments to Financial Institutions                                  28
  Administration of the Funds                                                 29
    Administrative Services                                                   29
    Custodian, Transfer Agent and Dividend
     Disbursing Agent                                                        29
    Independent Auditors                                                      29
  Expenses of the Funds                                                       29
  Brokerage Transactions                                                      30
NET ASSET VALUE                                                               30
------------------------------------------------------

INVESTING IN THE FUNDS                                                        30
------------------------------------------------------
  Share Purchases                                                             30
    Through Fifth Third Bank or
      Fifth Third Securities                                                  30
  Minimum Investment Required                                                 31
  What Shares Cost                                                            31
  Purchases at Net Asset Value                                                31
  Dealer Concessions                                                          31
  Reducing/Eliminating the Sales Charge                                       32
   Quantity Discounts and Accumulated
     Purchases                                                               32
   Letter of Intent                                                          32
   Fifth Third Bank Club 53, One Account
      Plus or One Account Gold Programs                                       32
   Purchases with Proceeds from Redemptions
     of Unaffiliated Mutual Fund Shares                                      33
   Purchases with Proceeds from Distributions
      of Qualified Retirement Plans or
      Other Trusts Administered by
      Fifth Third Bank                                                        33
 Concurrent Purchases                                                      33
 Exchanging Securities for Fund Shares                                       33
 Systematic Investment Program                                               33
 Certificates and Confirmations                                              33
  Dividends and Capital Gains                                                 33

EXCHANGES                                                                     34
------------------------------------------------------

REDEEMING SHARES                                                              34
------------------------------------------------------
  Through Fifth Third Bank or Fifth
    Third Securities                                                          35
    By Telephone                                                              35
    By Mail                                                                   35
  Systematic Withdrawal Program                                               36
  Accounts with Low Balances                                                  36

SHAREHOLDER INFORMATION                                                       36
------------------------------------------------------
  Voting Rights                                                               36
  Massachusetts Law                                                           36

EFFECT OF BANKING LAWS                                                        37
------------------------------------------------------

TAX INFORMATION                                                               37
------------------------------------------------------
  Federal Income Tax                                                          37
  Additional Tax Information for
    Ohio Tax Free Bond Fund                                                   37
    State of Ohio Income Taxes                                                37
    Other State and Local Taxes                                               38
  Additional Tax Information for
    International Equity Fund                                                 38

PERFORMANCE INFORMATION                                                       38
------------------------------------------------------

ADDRESSES                                                                     39
------------------------------------------------------


SYNOPSIS
--------------------------------------------------------------------------------


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. This prospectus relates only to the seven Funds described herein. The Funds are designed for individuals and institutions as a convenient means of accumulating interests in professionally managed portfolios.



The following seven Funds are offered in this prospectus:


     - Fountain Square U.S. Government Securities Fund ("Government Securities Fund")--seeks to provide a high level of current income by investing primarily in U.S. government securities, including U.S. Treasury and government agency issues;

     - Fountain Square Quality Bond Fund ("Quality Bond Fund")--seeks to provide a high level of current income with capital growth as a secondary objective by investing in investment grade debt securities of U.S. corporations, U.S. dollar-denominated issues of foreign corporations, U.S. government securities, and collateralized mortgage obligations;

     - Fountain Square Ohio Tax Free Bond Fund ("Ohio Tax Free Fund")--seeks to provide current income exempt from federal income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities by investing primarily in Ohio municipal securities. The Fund is not likely to be a suitable investment for non-Ohio taxpayers or retirement plans since it intends to invest in Ohio municipal securities;

     - Fountain Square Quality Growth Fund ("Quality Growth Fund")--seeks to provide growth of capital by investing primarily in common stocks of high-quality companies, generally leaders in their industries, with minimum market capitalization of $100 million;


     - Fountain Square Mid Cap Fund ("Mid Cap Fund")--seeks to provide growth of capital with income as a secondary objective by investing primarily in common stocks of companies with superior long-term growth opportunities and maximum market capitalizations of approximately $3 billion;



     - Fountain Square Balanced Fund ("Balanced Fund")--seeks to provide capital appreciation and income by investing primarily in common stocks of high quality companies, generally leaders in their industries, and in investment grade debt securities of U.S. corporations, U.S. dollar-denominated issues of foreign corporations, U.S. government securities, and collateralized mortgage obligations; and



     - Fountain Square International Equity Fund ("International Equity Fund")--seeks to provide long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.



For information on how to purchase shares of any of the Funds, please refer to "Investing in the Funds." A minimum initial investment of $1,000 is required for each Fund. Subsequent investments must be in amounts of at least $50. Shares of each Fund are sold at net asset value plus any applicable sales charge, and are redeemed at net asset value. Information on redeeming shares may be found under "Redeeming Shares." The Funds are advised by Fifth Third Bank (the "Adviser"). The International Equity Fund is sub-advised by Morgan Stanley Asset Management, Inc. (the "Sub-Adviser").


RISK FACTORS

Investors should be aware of the following general considerations: market values of fixed-income securities, which constitute a major part of the investments of some Funds, may vary inversely in response to changes in prevailing interest rates. The foreign securities in which some Funds may invest may be subject to certain risks in addition to those inherent in U.S. investments. One or more Funds may make certain investments and employ certain investment techniques that involve other risks, including entering into repurchase agreements, lending portfolio securities and entering into financial futures contracts and related options as hedges. These risks and those associated with investing in mortgage-backed securities, when-issued securities, options and variable rate securities are described under "Objective of Each Fund" and "Portfolio Investments and Strategies."



EXPENSES OF THE FUNDS

--------------------------------------------------------------------------------


SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price).................     4.50%
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price)......      None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable).......................................................      None
Redemption Fees (as a percentage of amount redeemed, if applicable).........................      None
Exchange Fee................................................................................      None



                         ANNUAL FUND OPERATING EXPENSES


                    (As a percentage of average net assets)



                                                                   Government     Quality       Ohio
                                                                   Securities      Bond       Tax Free
                                                                      Fund         Fund         Fund
                                                                   ----------     -------     ---------
Management Fees (after waivers)(1)..............................      0.21%        0.48%        0.52%
12b-1 Fees(2)...................................................      0.00%        0.00%        0.00%
Other Expenses (after waivers and/or reimbursements)(3).........      0.54%        0.27%        0.23%
    Total Fund Operating Expenses(4)............................      0.75%        0.75%        0.75%(5)



(1) The management fee of the Government Securities Fund, Quality Bond Fund and Ohio Tax Free Fund have been reduced to reflect the voluntary waiver of the investment advisory fee by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. With respect to each of the above-mentioned Funds, the maximum management fee is 0.55%.



(2) As of the date of this prospectus, the Funds are not paying or accruing 12b-1 fees. A Fund will not accrue or pay 12b-1 fees until it has created a separate class of shares for certain institutional investors or a determination is made that such investors will be subject to the 12b-1 fees. The Funds can pay up to 0.35% as a 12b-1 fee to the distributor.



(3) Other expenses have been reduced to reflect the voluntary waiver by the custodian. In addition, other expenses of the Ohio Tax Free Fund have been further reduced to reflect the anticipated voluntary reimbursement of other expenses by the investment adviser. Other expenses of the Ohio Tax Free Fund are estimated to be 0.46% absent the anticipated voluntary reimbursement.



(4) Total Fund Operating Expenses for the Government Securities Fund and the Quality Bond Fund would have been 1.14% and 0.84%, respectively, absent the voluntary waivers by the investment adviser and custodian. Total Fund Operating Expenses for the Ohio Tax Free Fund would have been 1.12% absent the voluntary reimbursement by the investment adviser, and the voluntary waiver by the investment adviser and custodian. The Annual Fund Operating Expenses of the Ohio Tax Free Fund were 0.35% for the fiscal year ended July 31, 1995.



(5) For the fiscal year ending July 31, 1996, Ohio Tax Free Bond Fund projected Total Fund Operating Expenses of 1.05% absent the voluntary reimbursement by the investment adviser, and the voluntary waiver by the investment adviser and custodian.



    THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER IN EACH FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FOUNTAIN SQUARE FUNDS INFORMATION" AND "INVESTING IN THE FUNDS." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.



    LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.



EXAMPLE
    You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) payment of the maximum sales charge. The Funds charge no redemption fees.



                                    Government                     Ohio
                                    Securities      Quality      Tax Free
                                       Fund        Bond Fund       Fund
                                    ----------     ---------     ---------
1 Year...........................      $ 52          $  52         $  52
3 Years..........................      $ 68          $  68         $  68
5 Years..........................      $ 85          $  85         $  85
10 Years.........................      $134          $ 134         $ 134



    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.




EXPENSES OF THE FUNDS

--------------------------------------------------------------------------------

                        SHAREHOLDER TRANSACTION EXPENSES



Maximum Sales Load Imposed on Purchases (as a percentage of offering price).................    4.50%
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price).......................................................     None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable).......................................................     None
Redemption Fees (as a percentage of amount redeemed, if applicable).........................     None
Exchange Fee................................................................................     None



                         ANNUAL FUND OPERATING EXPENSES


                    (As a percentage of average net assets)



                                                           Quality                                International
                                                            Growth      Mid Cap      Balanced        Equity
                                                             Fund         Fund         Fund           Fund
                                                           --------     --------     --------     -------------
Management Fees (after waivers)(1).....................      0.77%        0.65%        0.76%          0.93%
12b-1 Fees(2)..........................................      0.00%        0.00%        0.00%          0.00%
Other Expenses (after waivers).........................      0.23%(3)     0.35%(3)     0.24%(3)       0.72%
    Total Fund Operating Expenses(4)...................      1.00%        1.00%        1.00%          1.65%



(1) The management fee of each Fund has been reduced to reflect the voluntary waiver of the investment advisory fee by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. With respect to each of the above-mentioned Funds, the maximum management fee is 0.80%, except for the International Equity Fund which is 1.00%.



(2) As of the date of this prospectus, the Funds are not paying or accruing 12b-1 fees. A Fund will not accrue or pay 12b-1 fees until it has created a separate class of shares for certain institutional investors or a determination is made that such investors will be subject to the 12b-1 fees. The Funds can pay up to 0.35% as a 12b-1 fee to the distributor.



(3) Other expenses have been reduced to reflect the voluntary waiver of its fees by the custodian.



(4) Total Fund Operating Expenses for the Quality Growth Fund, the Mid Cap Fund, and the Balanced Fund would have been 1.05%, 1.18%, and 1.06%, respectively, absent the voluntary waivers by the investment adviser and custodian. Total Fund Operating Expenses for the International Equity Fund would have been 1.72% absent the voluntary waiver by the investment adviser.



    THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER IN EACH FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FOUNTAIN SQUARE FUNDS INFORMATION" AND "INVESTING IN THE FUNDS." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.



    LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.



EXAMPLE



    You would pay the following expenses on a 1,000 investment assuming (1) 5% annual return; (2) redemption at the end of each time period and (3) payment of the maximum sales charge. The Funds charge no redemption fees.



                                     Quality                              International
                                     Growth      Mid Cap     Balanced        Equity
                                      Fund        Fund         Fund           Fund
                                     -------     -------     --------     -------------
1 Year...........................     $  55       $  55        $ 55           $  61
3 Years..........................     $  75       $  75        $ 75           $  95
5 years..........................     $  98       $  98        $ 98           $ 131
10 years.........................     $ 162       $ 162        $162           $ 232



    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.




FOUNTAIN SQUARE U.S. GOVERNMENT SECURITIES FUND



FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated September 15, 1995 on the Funds' financial statements for the year ended July 31, 1995 is included in the Combined Annual Report, which is incorporated by reference. This table should be read in conjunction with the Funds' financial statements and notes thereto, which may be obtained from the Trust.



                                                                   YEAR ENDED JULY 31,
                                                              ------------------------------
                                                               1995        1994       1993*
                                                              ------      ------      ------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 9.64      $10.21      $10.00
-----------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------
  Net investment income                                         0.58        0.51        0.35
-----------------------------------------------------------
  Net realized and unrealized gain (loss) on investments        0.13       (0.49)       0.13
-----------------------------------------------------------   ------      ------      ------
  Total from investment operations                              0.71        0.02        0.48
-----------------------------------------------------------
LESS DISTRIBUTIONS
-----------------------------------------------------------
  Dividends to shareholders from net investment income         (0.58)      (0.57)      (0.27)
-----------------------------------------------------------
  Distributions to shareholders from net realized gain on
  investment transactions                                         --       (0.02)         --
-----------------------------------------------------------   ------      ------      ------
  Total distributions                                          (0.58)      (0.59)      (0.27)
-----------------------------------------------------------   ------      ------      ------
NET ASSET VALUE, END OF PERIOD                                $ 9.77      $ 9.64      $10.21
-----------------------------------------------------------   ------      ------      ------
TOTAL RETURN**                                                  7.66%       0.11%       4.87%
-----------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------
  Expenses                                                      0.75%       0.75%       0.74%(b)
-----------------------------------------------------------
  Net investment income                                         5.98%       5.17%       5.36%(b)
-----------------------------------------------------------
  Expense waiver/reimbursement (a)                              0.39%       0.18%       0.33%(b)
-----------------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------------
  Net assets, end of period (000 omitted)                     $25,054     $29,107     $29,603
-----------------------------------------------------------
  Portfolio turnover rate                                        115%         55%         23%
-----------------------------------------------------------



 * Reflects operations for the period from November 20, 1992 (date of initial public investment) to July 31, 1993.



** Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.



(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



(b) Computed on an annualized basis.



Further information about the Fund's performance is contained in the Combined Annual Report dated July 31, 1995, which can be obtained free of charge.




FOUNTAIN SQUARE QUALITY BOND FUND



FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated September 15, 1995 on the Funds' financial statements for the year ended July 31, 1995 is included in the Combined Annual Report, which is incorporated by reference. This table should be read in conjunction with the Funds' financial statements and notes thereto, which may be obtained from the Trust.



                                                                   YEAR ENDED JULY 31,
                                                              ------------------------------
                                                               1995        1994       1993*
                                                              ------      ------      ------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 9.55      $10.29      $10.00
-----------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------
  Net investment income                                         0.64        0.57        0.41
-----------------------------------------------------------
  Net realized and unrealized gain (loss) on investments        0.17       (0.69)       0.26
-----------------------------------------------------------   ------      ------      ------
  Total from investment operations                              0.81       (0.12)       0.67
-----------------------------------------------------------   ------      ------      ------
LESS DISTRIBUTIONS
-----------------------------------------------------------
  Dividends to shareholders from net investment income         (0.64)      (0.59)      (0.38)
-----------------------------------------------------------
  Distributions to shareholders from net realized gain on
  investment transactions                                         --       (0.03)         --
-----------------------------------------------------------   ------      ------      ------
  Total distributions                                          (0.64)      (0.62)      (0.38)
-----------------------------------------------------------   ------      ------      ------
NET ASSET VALUE, END OF PERIOD                                $ 9.72      $ 9.55      $10.29
-----------------------------------------------------------   ------      ------      ------
TOTAL RETURN**                                                  8.89%      (1.25%)      6.78%
-----------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------
  Expenses                                                      0.75%       0.75%       0.74%(b)
-----------------------------------------------------------
  Net investment income                                         6.72%       5.76%       6.07%(b)
-----------------------------------------------------------
  Expense waiver/reimbursement (a)                              0.09%       0.11%       0.23%(b)
-----------------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------------
  Net assets, end of period (000 omitted)                     $55,767     $47,272     $37,962
-----------------------------------------------------------
  Portfolio turnover rate                                        138%        112%         19%
-----------------------------------------------------------



 * Reflects operations for the period from November 20, 1992 (date of initial public investment) to July 31, 1993.



** Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.



(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



(b) Computed on an annualized basis.



Further information about the Fund's performance is contained in the Combined Annual Report dated July 31, 1995, which can be obtained free of charge.




FOUNTAIN SQUARE OHIO TAX FREE BOND FUND



FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated September 15, 1995 on the Funds' financial statements for the year ended July 31, 1995 is included in the Combined Annual Report, which is incorporated by reference. This table should be read in conjunction with the Funds' financial statements and notes thereto, which may be obtained from the Trust.



                                                                   YEAR ENDED JULY 31,
                                                              ------------------------------
                                                               1995        1994       1993*
                                                              ------      ------      ------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 9.75      $ 9.95      $10.00
-----------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------
  Net investment income                                         0.42        0.40        0.05
-----------------------------------------------------------
  Net realized and unrealized gain (loss) on investments        0.24       (0.21)      (0.05)
-----------------------------------------------------------   ------      ------      ------
  Total from investment operations                              0.66        0.19        0.00
-----------------------------------------------------------
LESS DISTRIBUTIONS
-----------------------------------------------------------
  Dividends to shareholders from net investment income         (0.42)      (0.39)      (0.05)
-----------------------------------------------------------   ------      ------      ------
NET ASSET VALUE, END OF PERIOD                                $ 9.99      $ 9.75      $ 9.95
-----------------------------------------------------------   ------      ------      ------
TOTAL RETURN**                                                  7.02%       1.95%      (0.01%)
-----------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------
  Expenses                                                      0.35%       0.00%       0.00%
-----------------------------------------------------------
  Net investment income                                         4.36%       4.18%       3.53%(b)
-----------------------------------------------------------
  Expense waiver/reimbursement (a)                              0.77%       1.33%       2.21%(b)
-----------------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------------
  Net assets, end of period (000 omitted)                     $28,315     $23,854     $8,163
-----------------------------------------------------------
  Portfolio turnover rate                                         27%         94%         31%
-----------------------------------------------------------



 * Reflects operations for the period from May 27, 1993 (date of initial public investment) to July 31, 1993.



** Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.



(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



(b) Computed on an annualized basis.



Further information about the Fund's performance is contained in the Combined Annual Report dated July 31, 1995, which can be obtained free of charge.




FOUNTAIN SQUARE QUALITY GROWTH FUND



FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated September 15, 1995 on the Funds' financial statements for the year ended July 31, 1995 is included in the Combined Annual Report, which is incorporated by reference. This table should be read in conjunction with the Funds' financial statements and notes thereto, which may be obtained from the Trust.



                                                                   YEAR ENDED JULY 31,
                                                              ------------------------------
                                                               1995        1994       1993*
                                                              ------      ------      ------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 9.70      $ 9.54      $10.00
-----------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------
  Net investment income                                         0.15        0.13        0.10
-----------------------------------------------------------
  Net realized and unrealized gain (loss) on investments        2.08        0.17       (0.47)
-----------------------------------------------------------   ------      ------      ------
  Total from investment operations                              2.23        0.30       (0.37)
-----------------------------------------------------------
LESS DISTRIBUTIONS
-----------------------------------------------------------
  Dividends to shareholders from net investment income         (0.14)      (0.13)      (0.09)
-----------------------------------------------------------
  Distributions to shareholders in excess of net investment
  income (a)                                                      --       (0.01)         --
-----------------------------------------------------------   ------      ------      ------
  Total distributions                                          (0.14)      (0.14)      (0.09)
-----------------------------------------------------------   ------      ------      ------
NET ASSET VALUE, END OF PERIOD                                $11.79      $ 9.70      $ 9.54
-----------------------------------------------------------   ------      ------      ------
TOTAL RETURN**                                                 23.21%       3.17%      (3.73%)
-----------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------
  Expenses                                                      1.00%       1.00%       0.99%(c)
-----------------------------------------------------------
  Net investment income                                         1.44%       1.42%       1.47%(c)
-----------------------------------------------------------
  Expense waiver/reimbursement (b)                              0.05%       0.03%       0.05%(c)
-----------------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------------
  Net assets, end of period (000 omitted)                     $82,594     $69,648     $67,681
-----------------------------------------------------------
  Portfolio turnover rate                                         34%         37%         28%
-----------------------------------------------------------



 * Reflects operations for the period from November 20, 1992 (date of initial public investment) to July 31, 1993.



** Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.



(a) These distributions did not represent a return of capital for federal tax purposes for the year ended July 31, 1994.



(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



(c) Computed on an annualized basis.



Further information about the Fund's performance is contained in the Combined Annual Report dated July 31, 1995, which can be obtained free of charge.




FOUNTAIN SQUARE MID CAP FUND



FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated September 15, 1995 on the Funds' financial statements for the year ended July 31, 1995 is included in the Combined Annual Report, which is incorporated by reference. This table should be read in conjunction with the Funds' financial statements and notes thereto, which may be obtained from the Trust.



                                                                   YEAR ENDED JULY 31,
                                                              ------------------------------
                                                               1995        1994       1993*
                                                              ------      ------      ------
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.10      $ 9.68      $10.00
-----------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------
  Net investment income                                         0.08        0.06        0.06
-----------------------------------------------------------
  Net realized and unrealized gain (loss) on investments        2.48        0.43       (0.33)
-----------------------------------------------------------   ------      ------      ------
  Total from investment operations                              2.56        0.49       (0.27)
-----------------------------------------------------------   ------      ------      ------
LESS DISTRIBUTIONS
-----------------------------------------------------------
  Dividends to shareholders from net investment income         (0.07)      (0.07)      (0.05)
-----------------------------------------------------------   ------      ------      ------
NET ASSET VALUE, END OF PERIOD                                $12.59      $10.10      $ 9.68
-----------------------------------------------------------   ------      ------      ------
TOTAL RETURN**                                                 25.45%       5.07%      (2.73%)
-----------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------
  Expenses                                                      1.00%       1.00%       0.99%(b)
-----------------------------------------------------------
  Net investment income                                         0.77%       0.60%       0.88%(b)
-----------------------------------------------------------
  Expense waiver/reimbursement (a)                              0.18%       0.33%       0.40%(b)
-----------------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------------
  Net assets, end of period (000 omitted)                     $47,184     $30,210     $24,019
-----------------------------------------------------------
  Portfolio turnover rate                                         23%         44%         20%
-----------------------------------------------------------



 * Reflects operations for the period from November 20, 1992 (date of initial public investment) to July 31, 1993.



** Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.



(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



(b) Computed on an annualized basis.



Further information about the Fund's performance is contained in the Combined Annual Report dated July 31, 1995, which can be obtained free of charge.




FOUNTAIN SQUARE BALANCED FUND



FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated September 15, 1995 on the Funds' financial statements for the year ended July 31, 1995 is included in the Combined Annual Report, which is incorporated by reference. This table should be read in conjunction with the Funds' financial statements and notes thereto, which may be obtained from the Trust.



                                                                   YEAR ENDED JULY 31,
                                                              ------------------------------
                                                               1995        1994       1993*
                                                              ------      ------      ------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 9.70      $ 9.78      $10.00
-----------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------
  Net investment income                                         0.28        0.26        0.20
-----------------------------------------------------------
  Net realized and unrealized gain (loss) on investments        1.57       (0.06)      (0.25)
-----------------------------------------------------------   ------      ------      ------
  Total from investment operations                              1.85        0.20       (0.05)
-----------------------------------------------------------
LESS DISTRIBUTIONS
-----------------------------------------------------------
  Dividends to shareholders from net investment income         (0.27)      (0.26)      (0.17)
-----------------------------------------------------------
  Distributions to shareholders in excess of net investment
  income (a)                                                      --       (0.02)         --
-----------------------------------------------------------   ------      ------      ------
  Total distributions                                          (0.27)      (0.28)      (0.17)
-----------------------------------------------------------   ------      ------      ------
NET ASSET VALUE, END OF PERIOD                                $11.28      $ 9.70      $ 9.78
-----------------------------------------------------------   ------      ------      ------
TOTAL RETURN**                                                 19.37%       2.02%      (0.51%)
-----------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------
  Expenses                                                      1.00%       1.00%       1.00%(c)
-----------------------------------------------------------
  Net investment income                                         2.73%       2.64%       3.04%(c)
-----------------------------------------------------------
  Expense waiver/reimbursement (b)                              0.06%       0.06%       0.09%(c)
-----------------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------------
  Net assets, end of period (000 omitted)                     $58,075     $59,363     $60,168
-----------------------------------------------------------
  Portfolio turnover rate                                         58%         53%         30%
-----------------------------------------------------------



 * Reflects operations for the period from November 20, 1992 (date of initial public investment) to July 31, 1993.



** Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.



(a) These distributions did not represent a return of capital for federal tax purposes for the year ended July 31, 1994.



(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



(c) Computed on an annualized basis.



Further information about the Fund's performance is contained in the Combined Annual Report dated July 31, 1995, which can be obtained free of charge.




FOUNTAIN SQUARE INTERNATIONAL EQUITY FUND



FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated September 15, 1995 on the Funds' financial statements for the year ended July 31, 1995 is included in the Combined Annual Report, which is incorporated by reference. This table should be read in conjunction with the Funds' financial statements and notes thereto, which may be obtained from the Trust.



                                                                            PERIOD ENDED
                                                                           JULY 31, 1995*
                                                                          ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                           $10.00
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------
  Net investment income                                                          0.05
---------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                        (0.22)
---------------------------------------------------------------------     -----------
  Total from investment operations                                              (0.17)
---------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                 $ 9.83
---------------------------------------------------------------------     -----------
TOTAL RETURN**                                                                  (1.70%)
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------------
  Expenses                                                                       1.65%(b)
---------------------------------------------------------------------
  Net investment income                                                          0.62%(b)
---------------------------------------------------------------------
  Expense waiver/reimbursement (a)                                               0.07%(b)
---------------------------------------------------------------------
SUPPLEMENTAL DATA
---------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                     $86,442
---------------------------------------------------------------------
  Portfolio turnover rate                                                          54%
---------------------------------------------------------------------



 * Reflects operations for the period from August 19, 1994 (date of initial public investment) to July 31, 1995.



** Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.



(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



(b) Computed on an annualized basis.



Further information about the Fund's performance is contained in the Combined Annual Report dated July 31, 1995, which can be obtained free of charge.



OBJECTIVE OF EACH FUND
--------------------------------------------------------------------------------

The investment objective and policies of each Fund appear below. The investment objective of a Fund cannot be changed without the approval of holders of a majority of that Fund's shares. While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

Unless indicated otherwise, the investment policies and limitations of a Fund may be changed by the Board of Trustees ("Trustees") without approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.


Additional information about investment limitations, strategies that one or more Funds may employ, and certain investment policies mentioned below, appears in the "Portfolio Investments and Strategies" section of this combined prospectus and in the Combined Statement of Additional Information.



GOVERNMENT SECURITIES FUND


The investment objective of the Government Securities Fund is to provide a high level of current income. Capital growth is a secondary objective. The Fund pursues its investment objectives by investing in a diversified portfolio of U.S. government securities, including both U.S. Treasury and government agency issues. The Fund will purchase only securities with remaining maturities of seven years or less. In managing the portfolio, the Adviser seeks to minimize fluctuations in the value of the Fund's shares.


ACCEPTABLE INVESTMENTS. The U.S. government securities in which the Fund invests are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. The prices of fixed income securities fluctuate inversely to the direction of interest rates. These securities include, but are not limited to:


     - direct obligations of the U.S. Treasury such as U.S. Treasury bills, notes and bonds; and


     - obligations of U.S. government agencies or instrumentalities such as Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives, Tennessee Valley Authority, Export-Import Bank of the United States, Farmers Home Administration, Housing and Urban Development, Private Export Funding Corporation, Commodity Credit Corporation, Federal Financing Bank, Student Loan Marketing Association, Federal Home Loan Mortgage Corporation, or National Credit Union Administration. Some of these obligations may be in the form of collateralized mortgage obligations, which are generally described below for the Quality Bond Fund.


Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. The instrumentalities are supported by:

     - the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

     - discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

     - the credit of the agency or instrumentality.

In addition, the Fund may borrow money, lend portfolio securities, invest in restricted and illiquid securities, enter into repurchase agreements, and engage in put and call options, futures and options on futures, and when-issued and delayed delivery transactions. (See "Portfolio Investments and Strategies.")


INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Restricted and Illiquid Securities," and "Diversification."



QUALITY BOND FUND


The investment objective of the Quality Bond Fund is to achieve high current income. Capital growth is a secondary objective. The Fund pursues its investment objectives by investing in the bonds and other instruments described below. Under normal market conditions, the Fund will invest at least 65% of its assets in quality bonds. As used herein, the Fund considers bonds rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by Standard & Poor's Ratings Group ("S&P") to be quality bonds.


ACCEPTABLE INVESTMENTS. The Fund invests primarily in a professionally managed, diversified portfolio of investment grade securities which include:

     - domestic issues of corporate debt obligations rated Baa or higher by Moody's or BBB or higher by S&P. Downgrades will be evaluated on a case by case basis by the Adviser. The Adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold;

     - U.S. dollar denominated issues of foreign corporations, governments and government agencies that meet the same quality standards as stated for domestic issuers. The Fund may not invest more than 25% of its assets in foreign investments. (See "Foreign Investments");

     - obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, of the types eligible for purchase by the Government Fund, as described above; and

     - collateralized mortgage obligations.

Bond maturities or average lives will be less than 15 years.

In addition, the Fund may borrow money, lend portfolio securities, invest in restricted and illiquid securities, invest in repurchase agreements, engage in options and futures transactions and participate in when-issued and delayed delivery transactions. (See "Portfolio Investments and Strategies.")

COLLATERALIZED MORTGAGE OBLIGATIONS. The Fund may invest in collateralized mortgage obligations ("CMOs") which are rated Baa or better by Moody's or BBB or higher by S&P and which are issued by private entities such as investment banking firms and companies related to the construction industry. The CMOs in which the Fund may invest may be: (i) privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; (iii) other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. government; and (iv) privately issued securities in which each mortgage is secured by the underlying real estate and payment is guaranteed by the mortgagee. The mortgage-related securities provide for a periodic payment consisting of both interest and principal. The interest portion of these payments will be distributed by the Fund as income, and the capital portion will be reinvested.

Because the mortgages underlying mortgage-backed securities often may be prepaid without penalty or premium, mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment risks on mortgage securities tend to increase during periods of declining mortgage interest rates, because many borrowers refinance their mortgages to take advantage of the more favorable rates. Depending upon market conditions, the yield that the Fund receives from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield on the original mortgage security. As a consequence, mortgage securities may be a less effective means of 'locking in' interest rates than other types of debt securities having the same stated maturity and may also have less potential for capital appreciation. For certain types of asset pools, such as collateralized mortgage obligations, prepayments may be allocated to one tranche of securities ahead of other tranches, in order to reduce the risk of prepayment for the other tranches. Prepayments may result in a capital loss to the Fund to the extent that the prepaid mortgage securities were purchased at a market premium over their stated principal amount. Conversely, the prepayment of mortgage securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Fund, which would be taxed as ordinary income when distributed to the shareholders.

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."


OHIO TAX FREE FUND



The investment objective of the Ohio Tax Free Fund is to provide current income exempt from federal income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities. The Fund pursues its investment objective by investing primarily in Ohio municipal securities. Interest income of the Fund that is exempt from the income taxes described above retains its exempt status when distributed to the Fund's shareholders. Income distributed by the Fund may not necessarily be exempt from state or municipal taxes in states other than Ohio.


ACCEPTABLE INVESTMENTS.  The municipal securities in which the Fund invests are:

     - obligations issued by or on behalf of the state of Ohio, its political subdivisions, or agencies;

     - debt obligations of any state, territory, or possession of the United States, including the District of Columbia, or any political subdivision of any of these; and

     - participation interests, as described below, in any of the above obligations,

the interest from which is, in the opinion of bond counsel for the issuers or in the opinion of officers of the Fund and/or the Adviser to the Fund, exempt from both federal income tax and the personal income tax imposed by the state of Ohio and Ohio municipalities. As a matter of investment policy, which may not be changed without shareholder approval, under normal market conditions at least 80% of the value of the Fund's net assets will be invested in Ohio municipal securities, as defined above, or at least 80% of the Fund's income will be derived from such securities.

In addition, the Fund may borrow money, lend portfolio securities, invest in restricted securities, enter into repurchase agreements, and engage in when-issued and delayed delivery transactions. (See "Portfolio Investments and Strategies.")

CHARACTERISTICS. The Ohio municipal securities which the Fund buys are investment grade bonds rated Aaa, Aa, A or Baa by Moody's, or AAA, AA, A or BBB by S&P or Fitch Investors Service, Inc. In certain cases, the Fund's Adviser may choose bonds which are unrated if it judges the bonds to have the same characteristics as the investment grade bonds described above. A description of the rating categories is contained in the Appendix to the Combined Statement of Additional Information. As a matter of investment policy, under normal market conditions, the Fund will invest at least 65% of its assets in bonds.

PARTICIPATION INTERESTS. The Fund may purchase participation interests from financial institutions such as commercial banks, savings and loan associations, and insurance companies. These participation interests give the Fund an undivided interest in Ohio municipal securities. The financial institutions from which the Fund purchases participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality.

VARIABLE RATE MUNICIPAL SECURITIES. Some of the Ohio municipal securities which the Fund purchases may have variable interest rates. Variable interest rates are normally based on a published interest rate or interest rate index or a similar standard, such as the 91-day U.S. Treasury bill rate. Many variable rate municipal securities are subject to payment of principal on demand by the Fund in not more than seven days. All variable rate municipal securities will meet the quality standards for the Fund. The Fund's Adviser has been instructed by the Trustees to monitor the pricing, quality, and liquidity of the variable rate municipal securities, including participation interests held by the Fund on the basis of published financial information and reports of the rating agencies and other analytical services.

MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation certificate on any of the above.


TEMPORARY INVESTMENTS. The Fund normally invests its assets so that at least 80% of its annual interest income is exempt from federal income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities, or at least 80% of its net assets are invested in obligations the interest from which is exempt from such taxes. However, from time to time, during periods of other than normal market conditions, the Fund may invest in non-Ohio municipal tax-exempt obligations or taxable temporary investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; and repurchase agreements.


There are no rating requirements applicable to temporary investments. However, the Adviser will limit temporary investments to those rated within the investment grade categories described under "Acceptable
Investments--Characteristics" if rated, or if unrated, those which the Adviser judges to have the same characteristics as such investment grade securities.


Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal income tax or personal income taxes imposed by the state of Ohio or Ohio municipalities.

OHIO MUNICIPAL SECURITIES. Ohio municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Ohio municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. However, interest on and principal of revenue bonds are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS. Yields on Ohio municipal securities depend on a variety of factors, including: the general conditions of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the state of Ohio or its municipalities could impact the Fund's portfolio. The state of Ohio and certain underlying municipalities face potential economic problems over the longer term. The state economy has grown more slowly than that of the nation as a whole, resulting in a gradual erosion of its relative economic affluence. The causes of this relative decline are varied and complex, involving in many cases national and international demographic and economic trends beyond the influence of the state. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Ohio municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due. Investing in Ohio municipal securities which meet the Fund's quality standards may not be possible if the state of Ohio or its municipalities do not maintain their current credit ratings. In addition, certain Ohio constitutional amendments, legislative measures, executive orders, administrative regulations, and voter initiatives could result in adverse consequences affecting Ohio municipal securities.

NON-DIVERSIFICATION. The Fund is a non-diversified investment portfolio. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Fund, therefore, will entail greater risk than would exist in a diversified portfolio of securities because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

The Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that at the end of each quarter of the taxable year: (a) with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer and (b) no more than 25% of its total assets are invested in the securities of a single issuer.

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money" and "Restricted and Illiquid Securities."

QUALITY GROWTH FUND

The investment objective of the Quality Growth Fund is to provide growth of capital. Income is a secondary objective. The Fund pursues its investment objectives by investing primarily in a professionally managed and diversified portfolio of common stocks of high-quality companies. The Fund intends to invest in industries and companies which, in the opinion of the Adviser, have potential primarily for capital growth. These companies generally are leaders in their industries and are characterized by sound management and the ability to finance expected growth. Among other things, the Adviser would look for strength in the following areas: historical and five year projected dividend growth and earnings growth, debt to capital ratio, and quality of management. The Fund's investment approach is based on the conviction that over the long term the economy will continue to expand and develop, which will be reflected in the growth of the revenues and earnings of major corporations. Under normal market conditions, at least 65% of the Fund's assets will be invested in the types of quality common stocks as described above.

ACCEPTABLE INVESTMENTS. The securities in which the Fund invests include, but are not limited to the following:

     - common stock of U.S. companies with at least $100 million in market capitalization which are listed on the New York or American Stock Exchanges or traded in over-the-counter markets and preferred stock which is convertible into common stock of such companies;

     - American Depositary Receipts ("ADRs") of foreign companies traded on the New York Stock Exchange or in the over-the-counter market. The Fund may not invest more than 25% of its assets in ADRs. (See "Foreign Investments."); and

     - convertible bonds rated at least BBB by S&P, or at least Baa by Moody's, or if not rated, are determined to be of comparable quality by the adviser.

In addition, the Fund may borrow money, enter into repurchase agreements, lend portfolio securities, invest in restricted and illiquid securities, warrants, and engage in put and call options, futures and options on futures, and when-issued and delayed delivery transactions. (See "Portfolio Investments and Strategies.")

CONVERTIBLE SECURITIES. Convertible securities are securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible bonds, convertible preferred stock or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives.

Convertible bonds and convertible preferred stocks are fixed income securities that generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which entitle the holder to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bonds' maturity. Convertible securities are senior to equity securities, and therefore have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar nonconvertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stocks when, in the adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for the Fund, the Fund's Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.


INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."

MID CAP FUND

The investment objective of the Mid Cap Fund is to provide growth of capital. Income is a secondary objective. The Fund invests primarily in equity securities of companies selected by the Adviser on the basis of traditional research techniques, including assessment of earnings and dividend growth prospects and the risk and volatility of the company's business. Under normal market conditions, at least 65% of the Fund's assets will be invested in common stocks of companies meeting the market capitalization criteria set forth below.

ACCEPTABLE INVESTMENTS. The securities in which the Fund invests include, but are not limited to the following:


     - common stock of U.S. companies with at least $100 million in market capitalization and a maximum of approximately $3 billion in market capitalization which are listed on the New York or American Stock Exchanges or traded in over-the-counter markets, preferred stock of such companies, and preferred stock convertible into common stock of such companies. The Fund intends to invest in industries and companies which, in the opinion of the Adviser, have potential primarily for capital growth and secondarily for income;


     - American Depositary Receipts ("ADRs") of foreign companies traded on the New York Stock Exchange or in the over-the-counter market. The Fund may not invest more than 25% of its assets in ADRs. (See "Foreign Investments."); and


     - Convertible securities rated at least BBB by S&P, or at least Baa by Moody's, or if not rated, are determined to be of comparable quality by the Adviser. Downgrades will be evaluated on a case by case basis by the Adviser. The Adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold.


In addition, the Fund may borrow money, lend portfolio securities, invest in restricted and illiquid securities, warrants, enter into repurchase agreements, and engage in put and call options, futures and options on futures, and when-issued and delayed delivery transactions. (See "Portfolio Investments and Strategies.")

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."

BALANCED FUND


The investment objective of the Balanced Fund is to pursue capital appreciation and income. The Fund invests primarily in a diversified portfolio of common and preferred stocks, U.S. government securities, convertible securities, investment grade corporate bonds, and prime money market instruments.


ACCEPTABLE INVESTMENTS. Those income and equity securities acceptable for investment in this Fund are outlined under the "Acceptable Investments" sections of the Quality Bond Fund, the Quality
Growth Fund, and the Mid Cap Fund. In addition, the Balanced Fund may invest in money market instruments that are either rated in the highest short-term rating category by a nationally recognized statistical rating organization or are of comparable quality to securities having such ratings.

In addition, the Fund may borrow money, lend portfolio securities, invest in restricted and illiquid securities, warrants, repurchase agreements, and engage in put and call options, futures and options on futures, and when-issued and delayed delivery transactions. (See "Portfolio Investments and Strategies.")

The asset mix of the Fund will normally range between 40-75 percent in common stock and convertible securities, 25-50 percent in preferred stock and bonds, and 0-25 percent in money market instruments. Moderate shifts between assets classes are made in order to maximize returns or reduce risk. The Fund will maintain at least 25% of its assets in fixed income senior securities (including the value of convertible senior securities attributable to their fixed income characteristics).

MONEY MARKET INSTRUMENTS. The money market instruments in which the Fund invests include but are not limited to:

     - prime commercial paper including master demand notes;

     - securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies, or instrumentalities; and

     - repurchase agreements.

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."


INTERNATIONAL EQUITY FUND



The investment objective of the International Equity Fund is to seek long-term capital appreciation. The Fund invests primarily in equity securities of non-U.S. issuers. The objective is based on the premise that investing in non-U.S. securities provides three potential benefits over investing solely in U.S. securities:



     - the opportunity to take advantage of investment opportunities in countries outside the U.S. which may arise because of differing economic and political cycles;



     - the opportunity to invest in financial markets of foreign countries, some of which are believed to have superior growth potential; and



     - the opportunity to reduce the overall volatility compared to a portfolio of investments solely in domestic issuers by combining domestic and international investments and thereby diversifying across a wide range of countries and currencies.



The Fund will invest at least 65%, and under normal market conditions substantially all, of its total assets in equity securities of issuers located in at least three countries outside of the United States.



The Fund pursues its objective by investing in accordance with country weightings determined by the Adviser, Fifth Third Bank, in consultation with Morgan Stanley Asset Management Inc., in common stocks of non-U.S. issuers which, in the aggregate, generally replicate broad country indices. The Sub-Adviser utilizes a top-down approach in selecting investments for the Fund that emphasizes country selection and weighting rather than individual stock selection. This approach reflects the philosophy that a diversified selection of securities representing exposure to world markets based upon the economic outlook and current valuation levels (as discussed below) for each country is an effective way to maximize the return and minimize the risk associated with international investment. (Although, of course there can be no assurance that these goals will be achieved.)



In consultation with the Adviser, the Sub-Adviser determines country allocations for the Fund on an ongoing basis within policy ranges dictated by each country's market capitalization and liquidity. The Fund will invest substantially in industrialized countries throughout the world that comprise the Morgan Stanley Capital International EAFE (Europe, Australia and the Far East) Index. In addition, the Fund may invest in emerging country equity securities. As used in this prospectus, the term "emerging country" applies to any country which, in the opinion of the Sub-Adviser, is generally considered to be an emerging or developing country by the international financial community, including the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation. There are currently over 130 countries which, in the opinion of the Sub-Adviser, are generally considered to be emerging or developing countries by the international financial community, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most nations located in Western Europe. Currently, investing in many emerging countries is not feasible or may involve unacceptable political risks. The Fund will focus its investments on those emerging market countries in which it believes the economies are developing strongly and in which the markets are becoming more sophisticated. As markets in other countries develop, the Fund expects to expand and further diversify the emerging countries in which it invests. The Fund does not intend to invest in any security in a country where the currency is not freely convertible to U.S. dollars, unless the Fund has obtained the necessary governmental licensing to convert such currency or other appropriately licensed or sanctioned contractual guarantee to protect such investment against loss of that currency's external value, or the Fund has a reasonable expectation at the time the investment is made that such governmental licensing or other appropriately licensed or sanctioned guarantee would be obtained or that the currency in which the security is quoted would be freely convertible at the time of any proposed sale of the security by the Fund.



By analyzing a variety of macroeconomic and political factors, the Sub-Adviser develops fundamental projections on interest rates, currencies, corporate profits and economic growth for each country. These country projections are then used to determine what is believed to be a fair value for the stock market of each country. Discrepancies between actual value and fair value as determined by the Sub-Adviser provide an expected return for each stock market. The expected return is adjusted by currency return expectations derived from the Sub-Adviser's purchasing-power parity exchange rate model to arrive at an expected total return in U.S. dollars. The final country allocation decision is then arrived at by considering the expected total return in light of various country specific considerations such as market size, volatility, liquidity and country risk.



Within a particular country, investments generally are made through the purchase of common stocks which, in aggregate, replicate a broad market index, which in most cases will be the Morgan Stanley Capital International Index for the given country. The Sub-Adviser may overweight or underweight an industry segment of a particular index if it concludes this would be advantageous to the Fund. Stock selection by the Fund in this manner helps reduce stock-specific risk through diversification and minimizes transaction costs, which can be substantial in foreign markets.



ACCEPTABLE INVESTMENTS. The securities in which the Fund invests include, but are not limited to the following:



     - common stocks of non-U.S. issuers;



     - common stock equivalents (such as rights and warrants and securities that are not convertible into common stocks); and



     - corporate and government fixed income securities dominated in currencies other than U.S. dollars.



In addition, the Fund may enter into repurchase agreements, invest in restricted and illiquid securities, engage in options and futures contracts, participate in when-issued and delayed delivery transactions, and lend portfolio securities. (See "Portfolio Investments and Strategies.") The Fund may also make the following investments.



MONEY MARKET INSTRUMENTS. The Fund may acquire money market instruments rated in one of the two highest rating categories by a Nationally Recognized Statistical Rating Organization or which, in the opinion of the Adviser or Sub-Adviser, are of commensurate quality. The Fund may invest in U.S. and foreign short-term money market instruments, including interest-bearing call deposits with banks, government obligations, certificates of deposit, bankers' acceptances, commercial paper, short-term corporate debt securities, and repurchase agreements. These investments may be used to temporarily invest cash received from the sale of Fund shares, to establish and maintain reserves for temporary defensive purposes, or to take advantage of market opportunities.




FOREIGN CURRENCY TRANSACTIONS. The Fund will enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts.



The Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. Although foreign currency exchanges may be used by the Fund to protect against a decline in the value of one or more currencies, such efforts may also limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Fund. (Please see Foreign Currency Transactions in the Combined Statement of Additional Information for further information about the risks.)



FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties.



Generally, no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated and are maintained until the contract has been settled. The Fund will not enter into a forward contract with a term of more than one year.



The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between trade date and settlement date will vary between 24 hours and 60 days, depending upon local custom.



The Fund may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the Sub-Adviser will consider the likelihood of changes in currency values when making investment decisions, the Sub-Adviser believes that it is important to be able to enter into forward contracts when it believes the interests of the Fund will be served. The Fund will not enter into forward contracts for hedging purposes in a particular currency in an amount in excess of the Fund's assets denominated in that currency, but, as consistent with its other investment policies, is not otherwise limited in its ability to use this strategy.



INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."



RISK CONSIDERATIONS. Risk considerations relating to investing in non-U.S. securities are discussed below under "Foreign Investments."


PORTFOLIO INVESTMENTS AND STRATEGIES
--------------------------------------------------------------------------------

BORROWING MONEY

The Funds will not borrow money directly or through reverse repurchase agreements (arrangements in which a Fund sells a money market or other portfolio instrument, as applicable, for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, a Fund may borrow money up to one-third of the value of its total assets and pledge assets as necessary to secure such borrowings. This policy cannot be changed without the approval of holders of a majority of a Fund's shares.

DIVERSIFICATION

With respect to 75% of the value of total assets, all of the Funds (with the exception of the Ohio Tax Free Fund) will not invest more than 5% in securities of any one issuer or acquire more than 10% of the outstanding voting securities of any one issuer, other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. government securities. This policy cannot be changed without the approval of holders of a majority of a Fund's shares.

RESTRICTED AND ILLIQUID SECURITIES


The Funds may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Restricted securities may be issued by new and early stage companies which may include a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expense of registration. The Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.



All of the Funds (with the exception of the Ohio Tax Free Fund) may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as one of these Funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Funds believe that Section 4(2) commercial paper and certain other restricted securities, which meet the criteria for liquidity established by the Trustees, are quite liquid. Therefore, the Funds intend to treat these securities as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because these securities are liquid, the Funds will not subject such securities to the limitation otherwise applicable to restricted securities.


REPURCHASE AGREEMENTS

The securities in which each Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to a Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from a Fund, that Fund could receive less than the repurchase price on any sale of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Adviser to be creditworthy pursuant to guidelines established by the Trustees.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS


Each Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause a Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, a Fund may pay more/less than the market value of the securities on the settlement date. A Fund may dispose of a commitment prior to settlement if the Adviser or Sub-Adviser deems it appropriate to do so. In addition, a Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. A Fund may realize short-term profits or losses upon the sale of such commitments.


LENDING OF PORTFOLIO SECURITIES


In order to generate additional income, the Funds may lend portfolio securities on a short-term or long-term basis, up to one-third of the value of their total assets to broker/dealers, banks, or other institutional borrowers of securities. The Funds will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.


OPTIONS AND FUTURES

The Funds (with the exception of the Ohio Tax Free Fund) may engage in options and futures transactions as described below.

PUT AND CALL OPTIONS. Each Fund (with the exception of the Ohio Tax Free Fund) may purchase put options on their portfolio securities. These options will be used as a hedge to attempt to protect securities which a Fund holds against decreases in value. Each of the Funds (with the exception of the Ohio Tax Free
Fund) may also write covered call options on all or any portion of its portfolio to generate income. A Fund will write call options on securities either held in its portfolio, for which it has the right to obtain without payment of further consideration, or for which it has segregated cash or U.S. government securities in the amount of any additional consideration.


The International Equity Fund may deal in options on foreign currencies, securities, and securities indices, and on futures contracts involving these items, which options may be listed for trading on an international securities exchange or traded over-the-counter. The Fund may use options to manage interest rate and currency risks. The Fund may also write covered call options and secured put options to generate income or lock in gains. The Fund may write covered call options and secured put options on up to 25% of its net assets and may purchase put and call options provided that no more than 5% of the fair market value of its net assets may be invested in premiums on such options.



A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying currency, security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying currency, security or other asset at the exercise price during the option period. The writer of a covered call owns assets that are acceptable for escrow, and the writer of a secured put invests an amount not less than the exercise price in eligible assets to the extent that it is obligated as a writer. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset at a disadvantageous price.



A Fund may purchase and write over-the-counter options ("OTC Options") on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Fund are not traded on an exchange. A Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings and loan associations) deemed creditworthy by the Adviser or Sub-Adviser.



OTC options are two party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.



OTC options differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience material losses. However, in writing options, the premium is paid in advance by the dealer. OTC options, which may not be continuously liquid, are available for a greater variety of assets, and with a wider range of expiration dates and exercise prices, than are exchange traded options.



FUTURES AND OPTIONS ON FUTURES. The Funds (with the exception of the Ohio Tax Free Fund) may purchase and sell financial futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions. The Quality Growth Fund, the Mid Cap Fund and the Balanced Fund may also purchase and sell stock index futures to hedge against changes in prices.


The Funds will not engage in futures transactions for speculative purposes. Futures contracts call for the delivery of particular securities at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.


The International Equity Fund may enter into futures contracts involving foreign currency, securities and securities indices, or options thereon, for bona fide hedging purposes. The Fund may also enter into such futures contracts or related options for purposes other than bona fide hedging if the aggregate amount of initial margin deposits on the Fund's futures and related options positions would not exceed 5% of the net liquidation value of the Fund's assets, provided further that in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation.



A Fund may not sell futures contracts if the value of such futures contracts exceeds the total market value of the Fund's portfolio securities. Futures contracts and options thereon sold by a Fund are generally subject to segregation and coverage requirements established by either the Commodity Futures Trading Commission ("CFTC") or the SEC, with the result that, if the Fund does not hold the instrument underlying the futures contract or option, the Fund will be required to segregate on an ongoing basis with its custodian cash, U.S. government securities, or other liquid high grade debt obligations in an amount at least equal to the Fund's obligations with respect to such instruments.



The Funds may enter into securities index futures contracts and purchase and write put and call options on securities index futures contracts that are traded on regulated exchanges, (in the case of the International Equity Fund, including non-U.S. exchanges) to the extent permitted by the CFTC. Securities index futures contracts are based on indexes that reflect the market value of securities of the firms included in the indexes. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.



The Funds may enter into securities index futures contracts to sell a securities index in anticipation of or during a market decline to attempt to offset the decrease in market value of securities in its portfolio that might otherwise result. When a Fund is not fully invested and anticipates a significant market advance, it may enter into futures contracts to purchase the index in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that it intends to purchase. In many of these transactions, a Fund will purchase such securities upon termination of the futures position but, depending on market conditions, a futures position may be terminated without the corresponding purchases of common stock. A Fund may also invest in securities index futures contracts when the Adviser or Sub-Adviser believes such investment is more efficient, liquid or cost-effective than investing directly in the securities underlying the index.



A Fund may also write call options and purchase put options on futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When a Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, a Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option. An option on a securities index futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a securities index futures contract. A Fund may purchase and write put and call options on securities index futures contracts in order to hedge all or a portion of its investment and may enter into closing purchase transactions with respect to written options in order to terminate existing positions. There is no guarantee that such closing transactions can be effected. A Fund may also invest in options on securities index futures contracts when the Adviser or Sub-Adviser believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or in the securities underlying the index, or when the futures contract or underlying securities are not available for investment upon favorable terms.



Except as indicated above with respect to the International Equity Fund, a Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on a Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of a Fund's total assets. When a Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When a Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.



RISKS. The use of futures and related options involves special considerations and risks. For example, the ability of a Fund to utilize futures successfully will depend on the Adviser's or Sub-Adviser's ability to predict pertinent market movements, and the Adviser or Sub-Adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movement. In these events, the Fund may lose money on the future contract or option. Also, there might be imperfect correlation, or even no correlation, between the change in market value of the securities held by Fund and the prices of the futures and options thereon relating to the securities purchased or sold by Fund. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. The use of futures and related options may reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements but they can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in positions. No assurance can be given that the Adviser's or Sub-Adviser's judgment in this respect will be correct.



It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Adviser or Sub-Adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. A Fund's ability to establish and close out futures and options positions depends on this secondary market.


EQUITY INVESTMENT CONSIDERATIONS


With respect to the Quality Growth, Mid Cap, Balanced and International Equity Funds, as with other mutual funds that invest primarily in equity securities, the Funds are subject to market risks. Since equity markets tend to be cyclical, the possibility exists that common stocks could decline over short or even extended periods of time. With respect to the Mid Cap Fund, because this Fund invests primarily in medium capitalization stocks, there are some additional risk factors associated with investments in this Fund. In particular, stocks in the medium capitalization sector of the United States equity market tend to be slightly more volatile in price than larger capitalization stocks, such as those included in the S&P 500 Index. This is because, among other things, medium-sized companies have less certain growth prospects than larger companies, have a lower degree of liquidity in the equity market, and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting slightly higher volatility, the stocks of medium-sized companies may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of medium-sized companies may decline in price as the price of large company stocks rises or vice versa. Therefore, investors should expect that the Fund will be slightly more volatile than, and may fluctuate independently of, broad stock market indices such as the Standard & Poor's 500 Index.



FOREIGN INVESTMENTS



Investing in non-U.S. securities carries substantial risks in addition to those associated with domestic investments. While a number of the considerations noted below under "Foreign Companies" are relevant to the ability of several funds to invest in ADRs, the following is of particular interest with respect to the International Equity Fund. In an attempt to reduce some of these risks, the International Equity Fund diversifies its investments broadly among foreign countries, which may include both developed and emerging countries. At least three different countries will always be represented in that portfolio.



EXCHANGE RATES. Foreign securities are denominated in foreign currencies. Therefore, the value in U.S. dollars of the Fund's assets and income may be affected by changes in exchange rates and regulations. Although the Fund values its assets daily in U.S. dollars, it will not convert its holding of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which they buy and sell currencies.



FOREIGN COMPANIES. Other differences between investing in foreign and U.S. companies include:



- less publicly available information about foreign companies;



- the lack of uniform financial accounting standards applicable to foreign companies;



- less readily available market quotations on foreign companies;



- differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks;



- differences in legal systems which may affect the ability to enforce contractual obligations or obtain court judgments;



- generally lower foreign stock market volume and possible delays in settlement of foreign transactions (which could adversely affect shareholder equity);



- the likelihood that foreign securities may be less liquid or more volatile;



- foreign brokerage commissions may be higher;



- unreliable mail service between countries; and



- political or financial changes which adversely affect investments in some countries (including possible governmental seizure or nationalization of assets).



U.S. GOVERNMENT POLICIES. In the past, U.S. government policies have discouraged or restricted certain investments abroad by investors such as the Fund. Although the Fund is unaware of any current restrictions, investors are advised that these policies could be reinstituted.



EMERGING MARKETS. The International Equity Fund may take advantage of the unusual opportunities for higher returns available from investing in emerging countries. These investments, however, carry considerably more volatility and risk because they generally are associated with less mature economies and less stable political systems. The economies of individual emerging countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.



Prior governmental approval for foreign investments may be required under certain circumstances in some emerging countries, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation in other emerging countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging countries to prevent, among other concerns, violation of foreign investment limitations.



Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging countries. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.




With respect to any emerging country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, governmental regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of the Fund's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside of the U.S.



FOREIGN BANK INSTRUMENTS. Different risks may also exist for Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("Yankee CDs") because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information.



BOND RATINGS



Bonds rated BBB by S&P or Baa by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than higher rated bonds. If a security's rating is reduced below the required minimum after a Fund has purchased it, the Fund is not required to sell the security, but may consider doing so.


TEMPORARY INVESTMENTS

For defensive purposes only, the Government Securities Fund, Quality Bond Fund, Quality Growth Fund, Mid Cap Fund, and Balanced Fund may also invest temporarily in cash and money market instruments during times of unusual market conditions and to maintain liquidity as described below. Temporary investments may include obligations such as:

     - domestic issues of corporate debt obligations including variable rate demand notes;

     - commercial paper and other money market instruments;

     - securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies, or instrumentalities;

     - instruments of domestic and foreign banks; and

     - repurchase agreements.

VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide the Funds with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. A Fund treats variable rate demand notes as maturing on the later of the date of the next interest adjustment or the date on which a Fund may next tender the security for repurchase.

COMMERCIAL PAPER. The Funds may acquire commercial paper rated A-1 by S&P, Prime-1 by Moody's, or F-1 by Fitch Investors Service, and money market instruments (including commercial paper) which are not rated but are determined by the Trustees to be of comparable quality to other bank or corporate obligations.


BANK INSTRUMENTS. The Funds may acquire instruments of domestic banks and foreign banks (such as certificates of deposit, demand and time deposits, saving shares, and bankers' acceptances) if those banks have capital, surplus, and undivided profits of over $100,000,000 and/or if their deposits are insured by the Federal Deposit Insurance Corporation ("FDIC"). These instruments may include ECDs, Yankee CDs, and ETDs which are subject to the same risks as detailed previously under "Foreign Investments."



In addition, all of the Funds may purchase shares of other investment companies, primarily for the purpose of investing short-term cash on a temporary basis.



FOUNTAIN SQUARE FUNDS INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST


BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.



INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, and except as noted below with regard to the Sub-Adviser, investment decisions for the Funds are made by Fifth Third Bank, the Funds' Adviser, subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Funds and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of each Fund.



With respect to the International Equity Fund, as discussed further below, the Adviser has retained the Sub-Adviser to act as sub-adviser to the Fund. As Adviser, Fifth Third Bank will conduct a program for ongoing oversight and evaluation of the Sub-Adviser's services to this Fund, and will regularly report to the Trustees on these matters. Fifth Third Bank will also assist in the formulation of, and will continue to monitor, the structure and strategies of this Fund's portfolio to meet the needs of shareholders. As part of the above, Fifth Third Bank will review the portfolio daily and will monitor the Fund's expenses, as well as the brokerage and research services provided to the Fund and selection of brokers by the Sub-Adviser.



     ADVISORY FEES. The Adviser receives an investment advisory fee at annual rates equal to percentages of the relevant Fund's average net assets as follows: the Government Securities Fund, the Quality Bond Fund, and the Ohio Tax Free Fund--0.55%; the Quality Growth Fund, the Mid Cap Fund the Balanced Fund--0.80%; the International Equity Fund--1.00%. The fees paid by the Quality Growth, the Mid Cap, the Balanced, and the International Equity Funds while higher than the advisory fee paid by other mutual funds in general, are comparable to fees paid by many mutual funds with similar objectives and policies. The investment advisory contract provides for the voluntary waiver of expenses by the Adviser from time to time. The Adviser has undertaken to waive up to the amount of the advisory fee, for operating expenses, in excess of limitations established by certain states. The Adviser may voluntarily choose to waive a portion of its fees or reimburse the Funds for certain other expenses, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.



     ADVISER'S BACKGROUND. Fifth Third Bank, an Ohio state chartered bank, is a wholly-owned subsidiary of Fifth Third Bancorp, a bank holding company organized under the laws of Ohio. Fifth Third Bank is a commercial bank offering a wide range of banking services to its customers. As of July 31, 1995, Fifth Third Bank and its affiliates managed assets in excess of $7.8 billion on a discretionary basis and provided custody services for additional assets in excess of $67.2 billion.



     Fifth Third Bank has managed pools of commingled funds since 1953. Currently, the Trust and Investment Division manages 14 such pools with total assets of over $1.11 billion. Fifth Third Bank has managed mutual funds since 1988.


     As part of its regular banking operations, Fifth Third Bank may make loans to public companies. Thus, it may be possible from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of Fifth Third Bank. The lending relationship will not be a factor in the selection of securities.


     PORTFOLIO MANAGERS' BACKGROUND. Steven E. Folker is the Chief Equity Strategist for Fifth Third Trust and Investment Services and is a Chartered Financial Analyst. He is a Vice President and Trust Officer of Fifth Third Bank. Mr. Folker has over 16 years of investment experience and has been the portfolio manager for the Growth and Balanced Funds since February of 1993 and manager of the Mid Cap Fund since June 1993. He earned a B.B.A. in Finance and Accounting and an M.S. in Finance, Investments, and Banking from the University of Wisconsin. He is also a member of the Cincinnati Society of Financial Analysts. Prior to joining Fifth Third Bank in
     July 1992, Mr. Folker was Director of Research with Central Trust Bank/PNC Bank in Cincinnati for six years.



     John B. Schmitz manages large institutional accounts and the International Equity Fund for Fifth Third Trust and Investment Services. Mr. Schmitz is a Vice President and Trust Officer of Fifth Third Bank and a Chartered Financial Analyst. Mr. Schmitz graduated with a B.B.A. in Finance and Real Estate from the University of Cincinnati. He is also a member of the Cincinnati Society of Financial Analysts. Mr. Schmitz has over 12 years of investment experience and has been with Fifth Third Bank for over 10 years.



     Thomas H. Atteberry is the Chief Fixed Income Strategist for Fifth Third Trust and Investment Services and is a Chartered Financial Analyst. He is a Vice President and Trust Officer of Fifth Third Bank. Mr. Atteberry graduated from Texas Christian University with a B.B.A. and a minor in radio, television, and film. Mr. Atteberry has over 14 years of investment experience and has been the portfolio manager for the Balanced, Quality Bond, and Government Securities Funds since their inception in November of 1992, and manager of the Ohio Tax Free Fund since its inception in May of 1993. Prior to joining Fifth Third Bank in September of 1990, Mr. Atteberry was the Chief Investment Officer for Mercantile Bank in Joplin, Missouri.



     Dorothy C. Sawyer is a portfolio manager with responsibility for the management of all short-term fixed-income and money market funds for the bank. Ms. Sawyer has been the portfolio manager for the Government Cash Reserves, U.S. Treasury Obligations, and the Commercial Paper Fund since December 1992. Ms. Sawyer has assisted Mr. Atteberry in the management of all fixed-income funds from time to time and assumes primary responsibility for these funds in his absence. Prior to managing fixed income funds she was a fixed income trader. A graduate of Denison University, Ms. Sawyer earned a B.A. in Economics. She joined Fifth Third Bank in May 1992.



SUB-ADVISER. Under the terms of a Sub-Advisory Agreement between Fifth Third Bank and the Sub-Adviser, the Sub-Adviser will be responsible as sub-adviser for managing the International Equity Fund's portfolio, selecting investments for purchase or sale, along with the countries in which the Fund will invest, and the dealers in these securities. In addition, the Sub-Adviser will furnish to Fifth Third Bank such investment advice and statistical and other factual information as may from time to time be reasonably requested by Fifth Third Bank.



     SUB-ADVISORY FEES. The Adviser will be responsible for compensating the Sub-Adviser at the annual rate of 0.50% of the Fund's average daily net assets.



     SUB-ADVISER'S BACKGROUND. Morgan Stanley Asset Management Inc., with principal offices at 1221 Avenue of the Americas, New York, NY 10020, is a wholly-owned subsidiary of Morgan Stanley Group Inc. It conducts a worldwide portfolio management business, providing a broad range of portfolio management services to customers in the United States and abroad. At June 30, 1995, the Sub-Adviser managed investments totaling approximately $37.9 billion under active management and $14.3 billion as Named Fiduciary or Fiduciary Adviser.



     PORTFOLIO MANAGERS' BACKGROUND. Barton M. Biggs has been Chairman and a Director of the Sub-Adviser since 1980 and Managing Director of Morgan Stanley & Co. Incorporated since 1975. He is also a Director of Morgan Stanley Group, Inc. and a Director and Officer of six registered investment companies to which the Sub-Adviser and certain of its affiliates provides investment advisory services. Mr. Biggs holds a B.A. from Yale University and an M.B.A. from New York University.



     Madhav Dhar is a Managing Director of Morgan Stanley & Co. Incorporated. He joined the Sub-Adviser in 1984 to focus on global asset allocation and investment strategy and now heads the Sub-Adviser's emerging markets group and serves as the group's principal portfolio manager. He holds a B.S. (honors) from St. Stephens College, Delhi University (India), and an M.B.A. from Carnegie-Mellon University.



     Francine Bovich joined the Sub-Adviser as a Principal in 1993. She is responsible for product development, portfolio management and communication of the Sub-Adviser's asset allocation strategy to institutional investor clients. Previously, Ms. Bovich was a Principal and Executive Vice President of Westwood Management Corp., a registered investment adviser. Before joining Westwood Management Corp., she was a Managing Director of Citicorp Investment Management, Inc. (now Chancellor Capital Management), where she was responsible for the Institutional Investment Management Group. Ms. Bovich began her investment career with Banker's Trust Company. She holds a B.A. in Economics from Connecticut College and an M.B.A. from New York University.



     Ann Thivierge is a Vice President of the Sub-Adviser. She is a member of the Sub-Adviser's asset allocation committee, primarily representing the Total Fund Management Team since its inception in 1991. Ms. Thivierge holds a B.A. in International Relations from James Madison College, Michigan State University, and an M.B.A. in Finance from New York University.


DISTRIBUTION OF SHARES OF THE FUNDS


Until December 1, 1995, Federated Securities Corp. serves as the principal distributor for shares of the Funds. It is a Pennsylvania corporation organized on November 14, 1969, and is the distributor for a number of investment companies. Federated Securities Corp., a subsidiary of Federated Investors, is located at Federated Investors Tower, Pittsburgh, PA 15222-3779.



Effective December 1, 1995, BISYS Fund Services L.P. will serve as the distributor for the Trust. BISYS Fund Services L.P. is wholly-owned by BISYS Group, Inc., 150 Clove Road, Little Falls, NJ 07424, a publicly owned company engaged in information processing and recordkeeping services to and through banking and other financial organizations.


DISTRIBUTION PLAN


Pursuant to the provisions of a distribution plan adopted in accordance with Rule 12b-1 (the "Plan"), under the Investment Company Act of 1940, the Funds will pay to the distributor an amount computed at an annual rate of up to 0.35% of the Fund's average daily net assets to finance any activity which is principally intended to result in the sale of shares subject to the Plan. The Funds will not accrue or pay any distribution expenses pursuant to the Plan until a separate class of shares has been created for certain institutional investors.



The distributor may from time to time and for such periods as it deems appropriate, voluntarily reduce its compensation under the Plan to the extent the expenses attributable to the shares exceed such lower expense limitation as the distributor may, by notice to the Trust, voluntarily declare to be effective.


The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales and/or administrative services as agents for their clients or customers who beneficially own shares. Administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Funds; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Funds reasonably request.

Financial institutions will receive fees from the distributor based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the distributor.

OTHER PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor, the Adviser, or their affiliates may also offer to pay a fee from their own assets to financial institutions as financial assistance for providing substantial marketing and sales support. The support may include initiating customer accounts, providing sales literature, or participating in sales, educational and training seminars (including those held at recreational facilities). Such assistance will be predicated upon the amount of shares the financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Adviser or its affiliates.


The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or a savings and loan association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

ADMINISTRATION OF THE FUNDS


ADMINISTRATIVE SERVICES. Until December 1, 1995, Federated Administrative Services, a subsidiary of Federated Investors, provides the Funds with certain administrative personnel and services necessary to operate each Fund, such as legal and accounting services. Federated Administrative Services provides these at an annual rate as specified below:


       MAXIMUM                 AVERAGE AGGREGATE DAILY
  ADMINISTRATIVE FEE           NET ASSETS OF THE TRUST
----------------------        -------------------------
        .150%                 on the first $250 million
        .125%                 on the next $250 million
        .100%                 on the next $250 million
        .075%                 in excess of $750 million


The administrative fee received during any fiscal year shall be at least $50,000 per Fund, except with respect to the International Equity Fund, this amount shall be $150,000. Federated Administrative Services may choose voluntarily to waive a portion of its fee at any time.



Effective December 1, 1995, BISYS Fund Services L.P. will serve as the administrator. The administrator generally assists in all aspects of the Trust's administration and operation including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. BISYS Fund Services L.P. provides these at an annual rate as specified below:



      MAXIMUM              AVERAGE AGGREGATE DAILY NET
ADMINISTRATIVE FEE             ASSETS OF THE TRUST
-------------------    ------------------------------------
       .10%                  of the first $1 billion
       .08%                  of the next $1 billion
       .07%                  in excess of $2 billion



The administrator may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.



Effective December 1, 1995, pursuant to a separate agreement with BISYS Fund Services L.P., Fifth Third Bank performs sub-administration services on behalf of each Fund including providing certain administrative personnel and services necessary to operate the Fund for which it receives a fee from BISYS Fund Services L.P. computed daily and paid periodically calculated at an annual rate of 0.025% of average daily net assets.


CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Fifth Third Bank, Cincinnati, Ohio, is custodian for the securities and cash of the Funds, transfer agent for the shares of the Funds, and dividend disbursing agent for the Funds.


INDEPENDENT AUDITORS. The independent auditors for the Funds are Ernst & Young LLP, Pittsburgh, Pennsylvania.



EXPENSES OF THE FUNDS



Each Fund pays all of its own expenses and its allocable share of the Trust's expenses. The expenses for Fund include, but are not limited to, the cost of: organizing the Fund and continuing existence of the Fund and the Trust; Trustees' fees; investment advisory and administrative services; printing prospectuses and other Fund documents for shareholders; registering the Trust, the Fund and shares of the Fund; taxes and commissions; issuing, purchasing, repurchasing, and redeeming shares; fees for custodians, transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars; printing, mailing, auditing, accounting, and legal expenses; reports to shareholders and governmental agencies; meetings of Trustees and shareholders and proxy solicitations therefor; insurance premiums; association membership dues; and such nonrecurring and extraordinary items as may arise.


BROKERAGE TRANSACTIONS


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser and Sub-Adviser look for prompt execution of the order at a favorable price. In working with dealers, the Adviser and Sub-Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser and Sub-Adviser may give consideration to those firms which have sold or are selling shares of the Fund. The Adviser and Sub-Adviser make decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.



Subject to the overriding objective of obtaining the best possible execution of orders, a portion of International Equity Fund's portfolio brokerage transactions may be allocated to broker affiliates of the sub-adviser. In order for such affiliates to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration they receive must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Trustees of the Fund, including a majority of the Trustees who are not "interested persons," have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to such affiliates are consistent with the foregoing standard.


NET ASSET VALUE
--------------------------------------------------------------------------------

The net asset value per share of each Fund fluctuates daily and is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding.

INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares of the Funds are sold on days on which the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. Customers of the Fifth Third Trust and Investment Division may purchase shares of the Funds through their Trust Officer. Customers of Fifth Third Securities may purchase shares through their Fifth Third Securities representative. All other investors should purchase shares directly from the distributor. In connection with the sale of shares of the Funds, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Funds reserve the right to reject any purchase request. Purchases through Fifth Third Bank may not be available to investors in all states.


THROUGH FIFTH THIRD BANK OR FIFTH THIRD SECURITIES. To place an order for shares, a customer of the Trust and Investment Division may telephone their Fifth Third Trust Officer. Customers other than those of the Trust and Investment Division may telephone Fifth Third Securities at (513) 744-8888 in Cincinnati or toll-free (800) 334-0483. Texas residents must purchase shares through Federated Securities Corp. at 1-800-358-2801 until December 1, 1995. Effective December 1, 1995, Texas residents must contact BISYS Fund Services L.P. at 1-800-554-3862.


Purchase orders must be received by Fifth Third Bank by 4:00 p.m. (Cincinnati time) in order for shares to be purchased at that day's price. Payment may be made to Fifth Third Bank either by check or federal funds. Purchases by check are considered received after payment by check is converted into federal funds and received by Fifth Third Bank. This is normally the next business day after Fifth Third Bank receives the check. When payment is made with federal funds, the order is considered received when federal funds are received by Fifth Third Bank. Federal funds should be wired to Fifth Third Bank as follows: ABA No. 042 000 314 Fifth Third Cincinnati. Attention: Fountain Square Funds Department; For Credit to: (shareholder name and account number); For Further Credit to: Fountain Square (Name of Fund). Investors not purchasing through Fifth Third Bank should consult their financial institutions for wiring instructions. Orders placed through financial institutions other than Fifth Third Bank must be received by the financial institution and transmitted to Fifth Third Bank before 4:00 p.m. (Cincinnati time) in order for shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly, and investors should allow sufficient time for orderly processing and transmission.

MINIMUM INVESTMENT REQUIRED


The minimum initial investment in a Fund by an investor is $1,000. Subsequent investments must be in amounts of at least $50.


WHAT SHARES COST

Shares of the Funds are sold at their net asset value next determined after an order is received, plus a sales charge as follows:

                                                      SALES CHARGE AS         SALES CHARGE AS
                                                       A PERCENTAGE            A PERCENTAGE
                                                         OF PUBLIC             OF NET AMOUNT
               AMOUNT OF TRANSACTION                  OFFERING PRICE             INVESTED
------------------------------------------------------------------------    -------------------
Less than $50,000..................................         4.50%                  4.71%
$50,000 but less than $100,000.....................         4.00%                  4.17%
$100,000 but less than $150,000....................         3.00%                  3.09%
$150,000 but less than $250,000....................         2.00%                  2.04%
$250,000 but less than $500,000....................         1.00%                  1.01%
$500,000 or more...................................         0.00%                  0.00%


The net asset value for the Funds is determined at the close of trading on the New York Stock Exchange, normally 4:00 p.m. (New York time) Monday through Friday, except on days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected and days during which no shares are tendered for redemption and no orders to purchase shares are received. No orders to purchase or redeem shares are processed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, and Christmas Day.


PURCHASES AT NET ASSET VALUE


Shares of the Funds may be purchased at net asset value, without a sales charge, by current and retired employees and Directors of Fifth Third Bancorp and their spouses and children under 21, Fountain Square Fund Trustees, and clients of Fifth Third Bank who make purchases through the Trust and Investment Division.


DEALER CONCESSIONS

For sales of shares of a Fund, a dealer will normally receive up to 85% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor. However, the distributor, in its sole discretion, may uniformly offer to pay to all dealers selling shares of the Funds, all or a portion of the sales charge it normally retains. If accepted by the dealer, such additional payments will be predicated upon the amount of Fund shares sold.

The sales charge for shares sold other than through registered broker/dealers will be retained by the distributor. The distributor may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of shares.


REDUCING/ELIMINATING THE SALES CHARGE

The sales charge can be reduced or eliminated on the purchase of shares through:

     - quantity discounts and accumulated purchases;

     - signing a 13-month letter of intent;


     - Fifth Third Bank's Club 53, One Account Plus, One Account Gold or One Account Advantage Programs;


     - purchases with proceeds from redemptions of unaffiliated mutual fund shares;

     - purchases with proceeds from distributions of qualified retirement plans or other trusts administered by Fifth Third Bank; or

     - concurrent purchases.

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. As shown in the table above, larger purchases of a Fund's shares reduce the sales charge paid. The distributor will combine purchases made on the same day by the investors, their spouses, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

If an additional purchase of shares of a Fund is made, the distributor will aggregate such additional purchases with previous purchases of shares of the Funds provided the prior purchase is still invested in either of these Funds. For example, if a shareholder already owns shares having a current value at the public offering price of $40,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 4.00%, not 4.50%.

To receive the sales charge reduction, an investor should complete the appropriate section of the account application at the time the purchase is made indicating that shares of a Fund have been purchased and are still invested or that such purchases are being combined. The distributor will reduce the sales charge after it confirms the purchase.

LETTER OF INTENT. If a shareholder intends to purchase at least $50,000 of Fund shares over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Fund's custodian to hold up to 4.50% of the total amount intended to be purchased in escrow (in shares of the Fund) until such purchase is completed.

The amount held in escrow will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent, which must be $50,000 or more of Fund shares, is not purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.


This letter of intent will not obligate the shareholder to purchase shares, but if he does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. The letter may be dated as of a prior date to include any purchases made within the past 90 days; however, these previous purchases will not receive the reduced sales charge.



FIFTH THIRD BANK CLUB 53, ONE ACCOUNT PLUS, ONE ACCOUNT GOLD OR ONE ACCOUNT ADVANTAGE PROGRAMS. All shareholders who have a Club 53 Account, One Account Plus, One Account Gold, or One Account Advantage through Fifth Third Bank are eligible for a reduced sales charge on the purchase of shares of the Funds. Shareholders should consult their local Fifth Third Banking Center or Fifth Third Securities Representative for details.



The reduced sales charges applicable to the accounts are as follows:


                                                      SALES CHARGE AS         SALES CHARGE AS
                                                       A PERCENTAGE            A PERCENTAGE
                                                         OF PUBLIC             OF NET AMOUNT
               AMOUNT OF TRANSACTION                  OFFERING PRICE             INVESTED
------------------------------------------------------------------------    -------------------
Less than $50,000..................................         3.97%                  4.13%
$50,000-$99,999....................................         3.47%                  3.59%
$100,000-$149,999..................................         2.47%                  2.53%
$150,000-$249,999..................................         1.47%                  1.49%
$250,000-$499,999..................................         0.47%                  0.47%
$500,000 or more...................................         0.00%                  0.00%


PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF UNAFFILIATED MUTUAL FUND SHARES.
 Investors may purchase shares of the Funds at net asset value, without a sales charge, with the proceeds from the redemption of shares of a mutual fund which was sold with a sales charge or commission. The purchase must be made within 60 days of the redemption, and Fifth Third Securities must be notified by the investor in writing, or by his financial institution, at the time the purchase is made.

PURCHASES WITH PROCEEDS FROM DISTRIBUTIONS OF QUALIFIED RETIREMENT PLANS OR OTHER TRUSTS ADMINISTERED BY FIFTH THIRD BANK. Investors may purchase shares of the Funds at net asset value, without a sales charge, with the proceeds from the distribution of a qualified retirement plan or other trust administered by Fifth Third Bank.

CONCURRENT PURCHASES. For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases of two or more Funds in the Trust, the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $20,000 in shares of one of the Funds of the Trust with a sales charge, and $30,000 in shares of another Fund with a sales charge, the sales charge would be reduced on both purchases.

To receive this sales charge reduction, Fifth Third Bank or Federated Securities Corp. must be notified by the shareholder in writing or by their financial institution at the time the concurrent purchases are made. The Funds will reduce the sales charge after they confirm the purchases.

EXCHANGING SECURITIES FOR FUND SHARES

Investors may exchange certain securities or a combination of certain securities and cash for Fund shares. The securities and any cash must have a market value of at least $25,000. The Funds reserve the right to determine the acceptability of securities to be exchanged. On the day securities are accepted by a Fund, they are valued in the same manner as a Fund values its assets. Investors wishing to exchange securities should first contact Fifth Third Bank.

SYSTEMATIC INVESTMENT PROGRAM


Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $50. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received by Fifth Third Bank, plus any applicable sales charge. The minimum investment requirement does not apply for those shareholders who participate in the Systematic Investment Program. A shareholder may apply for participation in this program through Fifth Third Securities.


CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Funds, Fifth Third Bank maintains a share account for each shareholder of record. Share certificates are not issued. Detailed statements that include account balances, information on each purchase or redemption, and a report of dividends paid are sent to shareholders.

DIVIDENDS AND CAPITAL GAINS

Dividends are declared just prior to determining net asset value. Capital gains realized by a Fund, if any, will be distributed at least once every 12 months. Dividends and capital gains will be reinvested in additional shares on payment dates at the ex-dividend date net asset value without a sales charge unless cash payments are requested by shareholders by writing to the appropriate Fund or Fifth Third Bank as appropriate.


Dividends are paid to all shareholders who are invested in a Fund on that Fund's record date. With respect to the Government Securities Fund, the Quality Bond Fund, and the Ohio Tax Free Fund, dividends are declared and paid monthly. With respect to the Quality Growth Fund, the Mid Cap Fund, and the Balanced Fund, dividends are declared and paid quarterly. With respect to the International Equity Fund, dividends are declared and paid annually.


EXCHANGES
--------------------------------------------------------------------------------

A shareholder who is a customer of the Fifth Third Bank Trust and Investment Division may exchange shares of one Fund for shares of any of the other funds in the Trust by calling or sending a written request to their Fifth Third Bank Trust Officer.

Shareholders who are clients of Fifth Third Securities may exchange shares of one Fund for shares of any of the other funds in the Trust by calling Fifth Third Securities at (513) 744-8888 in Cincinnati or toll-free (800) 334-0483 or sending a written request to Fifth Third Securities. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

Orders to exchange shares of one Fund for shares of any of the other Funds will be executed by redeeming the shares owned at net asset value and purchasing shares of any of the other Funds at the net asset value determined after the exchange request is received. Orders for exchanges received by a Fund prior to 4:00 p.m. (Cincinnati time) on any day that Fund is open for business will be executed as of the close of business that day. Orders for exchanges received after 4:00 p.m. (Cincinnati time) on any business day will be executed at the close of the next business day.

When exchanging into and out of shares of the Funds in the Trust, shareholders who have paid a sales load once upon purchasing shares of any Fund will not have to pay a sales load again on an exchange.

An excessive number of exchanges may be disadvantageous to the Trust. Therefore the Trust, in addition to its right to reject any exchange, reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination.

An exchange order must comply with the requirements for a redemption and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial investment requirement of the Fund being acquired. An exchange constitutes a sale for federal income tax purposes.

The exchange privilege is only available in states where shares of the Fund being acquired may legally be sold. Before the exchange, a shareholder must receive a prospectus of the Fund for which the exchange is being made.

REDEEMING SHARES
--------------------------------------------------------------------------------


Each Fund redeems shares at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. Telephone or written requests for redemption must be received in proper form as described below and can be made through the Fifth Third Trust and Investment Division or Fifth Third Securities by their respective customers or directly through the Fund by all other investors. Orders placed through financial institutions other than Fifth Third Bank must be received by the financial institution and transmitted to Fifth Third Bank before 4:00 p.m. (Cincinnati time) in order for shares to be redeemed at that day's price. It is the financial institution's responsibility to transmit orders promptly, and investors should allow sufficient time for orderly processing and transmission.



THROUGH FIFTH THIRD BANK OR FIFTH THIRD SECURITIES

BY TELEPHONE. Shareholders who are customers of Fifth Third Trust and Investment Division may telephone their Fifth Third Bank Trust Officer. Shareholders other than those of the Fifth Third Trust and Investment Division may telephone Fifth Third Securities at (513) 744-8888 in Cincinnati or toll-free (800) 334-0483. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone instructions.


For calls received before 4:00 p.m. (Cincinnati time), proceeds will normally be disbursed the next day to the shareholder's account at Fifth Third Bank or Fifth Third Securities, or a check will be sent to the address of record. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days after receipt of a proper request for redemption has been received provided the Fund or its agents have received payment for shares from the shareholder. If at any time a Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.


An authorization form permitting a Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from the Fifth Third Trust and Investment Division, Fifth Third Securities, or the distributor.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

BY MAIL. A shareholder who is a customer of the Fifth Third Trust and Investment Division may redeem shares by sending a written request to:

              Fifth Third Bank
              Trust and Investment Division
              Fountain Square Redemptions 1090E5
              38 Fountain Square Plaza
              Cincinnati, OH 45263

Shareholders other than those of the Fifth Third Bank Trust and Investment Division may redeem shares by sending a written request to:

              Fifth Third Securities, Inc.
              Fountain Square Redemptions
              P.O. Box 1639
              Cincinnati, OH 45201

The written request should include the shareholder's name, the Fund name, the account number, the share or dollar amount requested and the proper endorsement. Shareholders should call their Trust Officer or their Fifth Third Securities representative for assistance in redeeming by mail.

Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the appropriate Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

     - a trust company or commercial bank whose deposits are insured by the FDIC;

     - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

     - a savings and loan association or a savings bank whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

     - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Funds do not accept signatures guaranteed by a notary public.

The Funds and their transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Funds and their transfer agent reserve the right to amend these standards at any time without notice.



Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper written redemption request, provided the Fund or its agents have received payment for shares from the shareholder.


SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Fund shares, and the fluctuation of the net asset value of Fund shares redeemed under this program, redemptions may reduce, and eventually exhaust, the shareholder's investment in a Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in a Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through Fifth Third Securities. Due to the fact that shares are sold with a sales charge, it is not advisable for shareholders to be purchasing shares while participating in this program.

ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, a Fund may redeem shares in any account and pay the proceeds to the shareholder if, due to shareholder redemptions, the account balance falls below the required minimum value of $1,000.


Before redeeming shares to close an account, a Fund will notify the shareholder in writing and allow the shareholder 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each Fund in the Trust have equal voting rights, except that in matters affecting only a particular Fund, only shares of that Fund are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or a Fund's operation and for the election of Trustees under certain circumstances.


As of July 31, 1995, Fifth Third Bank, may for certain purposes be deemed to control the Funds because it is owner of record of certain shares of the Funds.


Trustees may be removed by a two-thirds vote of the number of Trustees prior to such removal or by a two-thirds vote of the shareholders at a special meeting. The Trustees shall call a special meeting of shareholders upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all series entitled to vote.

MASSACHUSETTS LAW

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust on behalf of a Fund. To protect shareholders of a Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of a Fund for such acts or obligations of the Trust. These documents require inclusion of this disclaimer in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign on behalf of a Fund.

In the unlikely event a shareholder of a Fund is held personally liable for the Trust's obligations on behalf of a Fund, the Trust is required by the Declaration of Trust to use the property of a Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder of a Fund for any act or obligation of the Trust on behalf of a Fund. Therefore, financial loss resulting from liability as a shareholder of a Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of a Fund.


EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------


The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956, as amended, or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers. The Funds' Adviser, Fifth Third Bank, is subject to such banking laws and regulations.


Fifth Third Bank believes that it may perform the investment advisory services for any Fund contemplated by its advisory agreement with the Trust without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent Fifth Third Bank from continuing to perform all or a part of the above services for its customers and/or a Fund. In such event, changes in the operation of a Fund may occur, including the possible alteration or termination of any automatic or other Fund share investment or redemption services then being provided by Fifth Third Bank, and the Trustees would consider alternative investment advisers and other means of continuing available investment services. It is not expected that an existing Fund's shareholders would suffer any adverse financial consequences (if another adviser with equivalent abilities to Fifth Third Bank is found) as a result of any of these occurrences.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX


The Funds will pay no federal income tax because each Fund expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.



Each Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by a Fund, if any, will not be combined for tax purposes with those realized by any of the other Funds.



Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the shares. No federal income tax is due on any dividend earned in an IRA or qualified retirement plan until distributed.


Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

ADDITIONAL TAX INFORMATION FOR OHIO TAX FREE BOND FUND

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income. Distributions representing net long-term capital gains realized by the Fund, if any, will be taxable as long-term capital gains regardless of the length of time shareholders have held their shares.

These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually.

STATE OF OHIO INCOME TAXES. Dividends of the Fund representing interest from obligations held by the Fund which are issued by the state of Ohio or its subdivisions, which interest is exempt from federal income tax when received by a shareholder, should also be exempt from the Ohio individual income tax. Dividends of the Fund representing interest from obligations held by the Fund which are issued by the state of Ohio or its subdivisions should also be exempt from any Ohio municipal income tax even if the municipality is permitted under current Ohio law to levy a tax on intangible income.

OTHER STATE AND LOCAL TAXES. Income from the Fund is not necessarily free from state income taxes in states other than Ohio or from personal property taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


ADDITIONAL TAX INFORMATION FOR INTERNATIONAL EQUITY FUND



The Fund may invest in the stock of certain foreign corporations which would constitute a Passive Foreign Investment Company (PFIC). Federal income taxes may be imposed on the Fund upon disposition of PFIC investments.



Investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to reduced tax rates or exemption on this income. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is unknown. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.



If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Internal Revenue Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Internal Revenue Code, as amended, may limit a shareholder's ability to claim a foreign tax credit. Furthermore, shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Funds advertise total return and yield. In addition, the Ohio Tax Free Fund may advertise tax-equivalent yield.

Total return represents the change, over a specified period of time, in the value of an investment in a Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of each Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by each Fund over a thirty-day period by the maximum offering price per share of each Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by each Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The tax-equivalent yield of the Ohio Tax Free Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Fund's actual yield, assuming a specific tax rate. The yield and tax-equivalent yield do not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of the maximum sales load which, if excluded, would increase the total return, yield, and tax-equivalent yield.


From time to time, advertisements for the Funds may refer to ratings, rankings, and other information in certain financial publications and/or compare the Funds' performance to certain indices.



ADDRESSES
--------------------------------------------------------------------------------


                Fountain Square U.S. Government              Fountain Square Funds
                Securities Fund                              c/o Fifth Third Bank
                Fountain Square Quality Bond Fund            38 Fountain Square Plaza
                Fountain Square Ohio Tax Free Bond Fund      Cincinnati, Ohio 45263
                Fountain Square Quality Growth Fund
                Fountain Square Mid Cap Fund
                Fountain Square Balanced Fund
                Fountain Square International Equity Fund
------------------------------------------------------------------------------------------------
Investment Adviser
                Fifth Third Bank                             38 Fountain Square Plaza
                                                             Cincinnati, Ohio 45263
------------------------------------------------------------------------------------------------
Custodian, Transfer Agent, and Dividend Disbursing Agent
                Fifth Third Bank                             38 Fountain Square Plaza
                                                             Cincinnati, Ohio 45263
------------------------------------------------------------------------------------------------
Independent Auditors
                Ernst & Young LLP                            One Oxford Centre
                                                             Pittsburgh, Pennsylvania 15219
------------------------------------------------------------------------------------------------



[LOGO]
FIFTH THIRD BANK
INVESTMENT ADVISER


65-0918                                                          2090403A (9/95)



Cusip 350756888       Cusip 350756706       Cusip 350756862      Cusip 350756870


Cusip 350756805       Cusip 350756607       Cusip 350756854




FOUNTAIN SQUARE FUNDS
Combined Statement of Additional Information







    This Combined Statement of Additional Information relates only to the following seven portfolios (the "Funds") of Fountain Square Funds (the "Trust"):
           -  Fountain Square U.S. Government Securities Fund;
           -  Fountain Square Quality Bond Fund;
           -  Fountain Square Ohio Tax Free Bond Fund;
           -  Fountain Square Quality Growth Fund;
           -  Fountain Square Mid Cap Fund;
           -  Fountain Square Balanced Fund; and
           -  Fountain Square International Equity Fund
    This Combined Statement of Additional Information should be read with the combined prospectus of the Funds dated September 30, 1995. This Statement is not a prospectus itself. To receive a copy of the prospectus, customers of Fifth Third Bank Trust and Investment Division may write the Trust or call (513) 579-6039 in Cincinnati, Ohio or toll-free (800) 654-5372; customers of Fifth Third Securities may write the Trust or call (513) 744-8888 in Cincinnati, Ohio or toll-free (800) 334-0483.
    Fountain Square Funds
    c/o Fifth Third Bank
    38 Fountain Square Plaza
    Cincinnati, Ohio 45263
    Statement dated September 30, 1995

















FIFTH THIRD BANK
Investment Adviser
General Information About the Trust    1
Investment Objective and Policies of
the Funds                              1
 Types of Investments                 1
 Repurchase Agreements                7
 Reverse Repurchase Agreements        7
 When-Issued and Delayed Delivery
 Transactions                         7
 Lending of Portfolio Securities      8
 Restricted And Illiquid Securities   8
 Portfolio Turnover                   8
 Investment Limitations               9
 Investment Risks (Ohio Tax Free
 Fund)                               12
Fountain Square Funds Management      13
 Officers and Trustees               13
 Trust Ownership                     14
 Trustees' Compensation              14
 Trustee Liability                   15
Investment Advisory Services          15
 Adviser to the Trust                15
 Advisory Fees                       15
 Sub-Adviser                         15
 Sub-Advisory Fees                   15
Administrative Services               16
 Transfer Agent and Dividend
 Disbursing Agent                    16
Brokerage Transactions                17
 Distribution Plan                   17
 Conversion to Federal Funds         18
 Exchanging Securities for Fund
 Shares                              18
Determining Net Asset Value           18
 Determining Market Value of
 Securities                          18
 Valuing Municipal Bonds             19
 Use of Amortized Cost               19
 Trading in Foreign Securities       19
Redeeming Shares                      19
 Redemption in Kind                  19
Tax Status                            20
 The Funds' Tax Status               20
 Shareholders' Tax Status            20
 Capital Gains                       20
 Foreign Taxes                       20
Total Return                          20
Yield                                 21
Tax-Equivalent Yield                  21
 Tax-Equivalency Table               22
Performance Comparisons               22
Financial Statements                  25
Appendix                              26
General Information About the Trust
The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988.
This Combined Statement of Additional Information relates only to the following seven Funds: Fountain Square U.S.
Government Securities Fund ("Government Securities Fund"), Fountain Square Quality Bond Fund ("Quality Bond
Fund"), Fountain Square Ohio Tax Free Bond Fund ("Ohio Tax Free Fund"), Fountain Square Quality Growth Fund
("Quality Growth Fund"), Fountain Square Mid Cap Fund ("Mid Cap Fund"), Fountain Square Balanced Fund ("Balanced

Fund"), and Fountain Square International Equity Fund ("International Equity Fund").
The Funds are advised by Fifth Third Bank (the "Adviser"), with the International Equity Fund being sub-advised by
Morgan Stanley Asset Management, Inc. (the "Sub-Adviser"), (collectively herein referred to as the "Advisers").
INVESTMENT OBJECTIVE AND POLICIES OF THE FUNDS
The combined prospectus discusses the objective of each Fund and the policies employed to achieve those objectives. The following discussion supplements the description of the Funds' investment policies in the prospectus. The Funds' respective investment objectives cannot be changed without approval of shareholders. Unless otherwise indicated, the investment policies described below may be changed by the Board of Trustees ("Trustees")
without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
TYPES OF INVESTMENTS
   Bank Instruments
      The Quality Bond Fund, the Quality Growth Fund, the Mid Cap Fund and the Balanced Fund may invest in the instruments of banks and savings and loans whose deposits are insured by the Bank Insurance Fund or the
      Savings Association Insurance Fund, both of which are administered by the Federal Deposit Insurance
      Corporation, such as certificates of deposit, demand and time deposits, savings shares, and bankers'
      acceptances. However, these instruments are not necessarily guaranteed by those organizations.
   Futures and Options Transactions
      All of the Funds may engage in futures and options transactions as described below to the extent consistent with their investment objectives and policies.
      As a means of reducing fluctuations in the net asset value of shares of the Funds, the Funds may attempt to hedge all or a portion of their portfolio through the purchase of put options on portfolio securities and put options on financial futures contracts for portfolio securities. The Funds may attempt to hedge all or a portion of their portfolio by buying and selling financial futures contracts and writing call options on futures contracts. The Funds may also write covered call options on portfolio securities to attempt to increase current income.
      The Funds will maintain their position in securities, options, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out over-the-
      counter or on an exchange which provides a secondary market for options of the same series.
      Futures Contracts.  The Funds may enter into futures contracts. A futures contract is a firm commitment by two parties, the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. However, a securities index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index was originally written. No physical delivery of the underlying security in the index is made.
      Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the
      U.S. Treasury or by specified agencies or instrumentalities of the U.S. government at a certain time in the future.
      The purpose of the acquisition or sale of a futures contract by a Fund is to protect it from fluctuations in the value of securities caused by unanticipated changes in interest rates or stock prices without necessarily buying or selling securities. For example, in the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, a Fund could enter into contracts to "go short" to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" to hedge against a decline in market interest rates. The International Equity Fund may also invest in securities index futures contracts when the Sub-Adviser believes such investment is more efficient, liquid or cost-effective than investing directly in the securities underlying the index.
      Stock Index Options.  The Funds may purchase put options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index.
      The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Funds' portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Funds will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Funds of options on stock indices will be subject to the ability of the Advisers to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.
      Put Options on Financial Futures Contracts.  The Funds may purchase listed (and in the case of International
      Equity Fund, over-the-counter), put options on financial futures contracts. The Funds would use these options only to protect portfolio securities against decreases in value resulting from market factors such as anticipated increase in interest rates, or in the case of the International Equity Fund when the Sub-
      Adviser believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms.
      Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by a Fund for the original option plus the realized decrease in value of the hedged securities.
      Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. A Fund would then deliver the futures contract in return for payment of the strike price. If a Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.
      The International Equity Fund may write listed put options on financial futures contracts to hedge its portfolio or when the Sub-Adviser believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When the Fund writes a put option on a futures contract, it receives a premium for undertaking the obligation to assume a long futures position
      (buying a futures contract) at a fixed price at any time during the life of the option.
      Call Options on Financial Futures Contracts.  The Funds may write listed call options or over-the-counter call options on futures contracts, to hedge their portfolios against an increase in market interest rates, or in the case of International Equity Fund, when the Sub-Adviser believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms.
      When a Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise and cause the price of futures to decrease, a Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of a Fund's call option position to increase.
      In other words, as the underlying future's price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that a Fund keeps the premium received for the option. This premium can help substantially offset the drop in value of a Fund's portfolio securities.
      Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, a Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by a Fund for the initial option. The net premium income of a Fund will then substantially offset the realized decrease in value of the hedged securities.
      The International Equity Fund may buy listed call options on financial futures contracts to hedge its portfolio. When the Fund purchases a call option on a futures contract, it is purchasing the right (not the obligation) to assume a long futures position (buy a futures contract) at a fixed price at any time during the life of the option.
      Limitation on Open Futures Positions.   A Fund will not maintain open positions in futures contracts it has sold or options it has written on futures contracts if, in the aggregate, the value of the open positions
      (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the securities or securities index underlying the futures contract and the futures contracts. If a Fund exceeds this limitation at any time,  it will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.
      "Margin" in Futures Transactions.  Unlike the purchase or sale of a security, the Funds do not pay or receive money upon the purchase or sale of a futures contract. Rather, the Funds are required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that a futures contract's initial margin does not involve the borrowing by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.
      A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, a
      Fund will mark to market its open futures positions.
      The Funds are also required to deposit and maintain margin when they write call options on futures contracts.
      Purchasing Put Options on Portfolio Securities.  The Funds may purchase put options on portfolio securities to protect against price movements in particular securities in their respective portfolios. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.
      Writing Covered Call Options on Portfolio Securities.  The Funds may also write covered call options to generate income. As the writer of a call option, a Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. A Fund may sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or securities for which it has segregated cash in the amount of any additional consideration).
      Over-the-Counter Options.  The Funds may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by a Fund and not traded on an exchange.
   Collateralized Mortgage Obligations ("CMO"s)
      The Government Securities Fund, Quality Bond Fund and Balanced Fund may invest in CMOs. Privately issued
      CMOs generally represent an ownership interest in a pool of federal agency mortgage pass-through securities such as those issued by the Government National Mortgage Association. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools.
      The market for such CMOs has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors make government-related pools highly liquid.
   Convertible Securities
      The Quality Growth Fund, Mid Cap Fund, Balanced Fund and International Equity Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.  Each of these Funds will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the Adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise the Fund may hold or trade convertible securities. In selecting convertible securities for the Fund, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.
   Warrants
      The Quality Growth Fund, Mid Cap Fund, Balanced Fund and International Equity Fund may invest in warrants.
      Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.
   Ohio Municipal Securities
      The Ohio Tax Free Fund may invest in Ohio municipal securities which have the characteristics set forth in the prospectus. If a high-rated bond loses its ratings or has its rating reduced after the Fund has purchased it, the Fund is not required to drop the bond from the portfolio, but will consider doing so. If ratings made by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P") or
      Fitch Investors Service, Inc. ("Fitch") change because of changes in those organizations or in their rating systems, the Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund's prospectus.
      Examples of Ohio Municipal Securities are:
      -  governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality. Government lease certificates purchased by the Fund will not contain nonappropriation clauses;
      -  municipal notes and tax-exempt commercial paper;
      -  serial bonds;
      -  tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date;
      -  bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future;
      -  pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of
        U.S. government obligations; and
      -  general obligation bonds.
      Participation Interests.  The Ohio Tax Free Fund may invest in participation interests. The financial institutions from which Ohio Tax Free Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).
      Variable Rate Municipal Securities.  The Ohio Tax Free Fund may invest in variable rate municipal securities. Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. Many municipal securities with variable interest rates purchased by the Fund are subject to repayment of principal (usually within seven days) on the Fund's demand. The terms of these variable-rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.
      Municipal Leases.  The Ohio Tax Free Fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments.
      Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. In determining the liquidity of municipal lease securities, the Adviser, under the authority delegated by the Trustees, will base its determination on the following factors: (a) whether the lease can be terminated by the lessee; (b) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (c) the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and, prospects); (d) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"); and (e) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease.
      Temporary Investments.  The Ohio Tax Free Fund may also invest in temporary investments, such as repurchase agreements and reverse repurchase agreements, during times of unusual market conditions for defensive purposes.
      From time to time, such as when suitable Ohio municipal bonds are not available, the Fund may invest a portion of its assets in cash. Any portion of the Fund's assets maintained in cash will reduce the amount of assets in Ohio municipal bonds and thereby reduce the Fund's yield.
   Foreign Currency Transactions
      The International Equity Fund may engage in foreign currency transactions.
      Currency Risks. The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Fund values its assets daily in U.S. dollars, the Fund may not convert its holdings of foreign currencies to U.S.
      dollars daily. The Fund may incur conversion costs when it converts its holdings to another currency.
      Foreign exchange dealers may realize a profit on the difference between the price at which the Fund buys and sells currencies.
      The Fund will engage in foreign currency exchange transactions in connection with its portfolio investments.
      The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.
      Forward Foreign Currency Exchange Contracts.  The Fund may enter into forward foreign currency exchange contracts in order to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. The Advisers believe that it is important to have the flexibility to enter into forward foreign currency exchange contracts whenever it determines that it is in the Fund's best interest to do so. The Fund will not speculate in foreign currency exchange.
      The Fund will not enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts when it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency or, in the case of a "cross-hedge"
      denominated in a currency or currencies that the Advisers believe will tend to be closely correlated with that currency with regard to price movements. Generally, the Fund will not enter into a forward foreign currency exchange contract with a term longer than one year.
      Foreign Currency Options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period.
      The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency.
      When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration.
      A call option on foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if the Fund was holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, the Fund would not have to exercise their put option. Likewise, if the Fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, the Fund would not have to exercise its call. Instead, the Fund could acquire in the spot market the amount of foreign currency needed for settlement.
      Special Risks Associated with Foreign Currency Options. Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and the Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Fund will not purchase or write such options unless and until, in the opinion of the Advisers, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.
      In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.
      The value of a foreign currency option depends upon the value of the underlying currency relative to the
      U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.
      There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.
      Foreign Currency Futures Transactions. By using foreign currency futures contracts and options on such contracts, the Fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts. The Fund may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.
      Special Risks Associated with Foreign Currency Futures Contracts and Related Options.  Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally.
      In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on currencies, as described above.
      Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Fund will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the
      Advisers, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.
REPURCHASE AGREEMENTS
The Funds require their custodian to take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a
Fund might be delayed pending court action. The Funds believe that under the regular procedures normally in effect for custody of a Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of a Fund and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Advisers to be creditworthy pursuant to guidelines established by the Trustees.
REVERSE REPURCHASE AGREEMENTS
The Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future it will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a
Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on a Fund's records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked-to-market daily and are maintained until the transaction has been settled. The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of their assets.
LENDING OF PORTFOLIO SECURITIES
The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities.
Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.
Restricted And Illiquid Securities
The Funds may invest in securities issued in reliance on the exemption from registration afforded by Section 4(2)
of the Securities Act of 1933. Section 4(2) securities are restricted as to disposition under the federal securities laws and are generally sold to institutional investors, such as the Funds, who agree that they are purchasing such securities for investment purposes and not with a view to public distributions. Any resale by the purchaser must be in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity. The Funds believe that Section 4(2) securities and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid.
The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) securities, as determined by the Advisers, as liquid and not subject to the investment limitation applicable to illiquid securities.
The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under the
Securities and Exchange commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:
   -  the frequency of trades and quotes for the security;
   -  the number of dealers willing to purchase or sell the security and the number of other potential buyers;
   -  dealer undertakings to make a market in the security; and
   -  the nature of the security and the nature of the marketplace trades.
PORTFOLIO TURNOVER
The Funds will not attempt to set or meet portfolio turnover rates since any turnover would be incidental to transactions undertaken in an attempt to achieve the Funds' investment objectives. The following is a list of the portfolio turnover rates for the Funds:

Fiscal year ended
Fiscal year ended
   July 31, 1995
    July 31, 1994
      Government Securities Fund     115%                        55%
      Quality Bond Fund              138%                      112%
      Ohio Tax Free Fund               27%                       94%
      Quality Growth Fund            _34%                        37%
      Mid Cap Fund                     23%                       44%
      Balanced Fund                  _58%                        53%

For the period from August 19, 1994 (date of initial public investment) to July 31, 1995 the portfolio turnover rate for International Equity Fund was 54%.
Portfolio turnover during the year ended July 31, 1995 for U.S. Government Securities Fund was 115%.  During the
past fiscal year, the Fund had two major investment events that contributed to the increase in asset turnover.
The first was a complete change in the portfolio's mortgage holdings.  This affected approximately 25% of the
Fund.  This change was made in March of 1995, to better position the mortgage holdings against any changes in average life given a falling interest rate environment.
The other event was the use of floating rate agency notes during the first six month of the fiscal year.  These floating rate notes represented about 25% of the Fund's assets by calendar year end and were eliminated from the
Fund by fiscal year end 1995.  We used the floating rate notes during the fall of 1994 to protect the Fund's share price during a rising interest rate environment.  Once rates started falling in 1995, this protection was no longer needed and the notes were sold.
INVESTMENT LIMITATIONS
   Issuing Senior Securities and Borrowing Money
      The Funds will not issue senior securities except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that a Fund (with the exception of Ohio Tax Free Fund) may enter into futures contracts, as applicable. The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. A Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.
   Selling Short and Buying on Margin
      The Funds will not sell any securities short or purchase any securities on margin, but may obtain such short-
      term credits as are necessary for clearance of purchases and sales of securities.
      The deposit or payment by the Funds (with the exception of Ohio Tax Free Fund) of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.
   Pledging Assets
      The Funds will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, the Funds may pledge assets as necessary to secure such borrowings. For purposes of this limitation, where applicable, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund's assets.
   Lending Cash or Securities
      The Funds will not lend any of their respective assets except portfolio securities up to one-third of the value of total assets. This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objective, policies, and limitations or the Trust's Declaration of Trust.
      The Ohio Tax Free Fund may, however, acquire temporary investments or enter into repurchase agreements in accordance with its investment objective, policies and limitations or its Declaration of Trust.
   Investing in Commodities
      None of the Funds will purchase or sell commodities, commodity contracts, or commodity futures contracts except to the extent that the Funds (with the exception of Ohio Tax Free Fund and Government Securities
      Fund) may engage in transactions involving futures contracts or options on futures contracts.
   Investing in Real Estate
      None of the Funds will purchase or sell real estate, including limited partnership interests, although the
      Funds (with the exception of Government Securities Fund) may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
   Diversification of Investments
      With respect to 75% of the value of their respective total assets, a Fund (with the exception of Ohio Tax
      Free Fund) will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result more than 5% of the value of their total assets would be invested in the securities of that issuer. A Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.
   Dealing in Puts and Calls
      The Ohio Tax Free Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.
   Concentration of Investments
      The Government Securities Fund, Quality Bond Fund, Quality Growth Fund, Mid Cap Fund, Balanced Fund and
      International Equity Fund will not invest 25% or more of the value of their respective total assets in any one industry, except that these Funds may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities.
      The Ohio Tax Free Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, i.e., repurchase agreements.
   Underwriting
      A Fund will not underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
The above limitations cannot be changed with respect to a Fund without approval of the holders of a majority of that Fund's shares. The following limitations may be changed by the Trustees without shareholder approval.
Shareholders will be notified before any material change in these limitations becomes effective.
   Investing in Restricted Securities
      The Funds will not invest more than 10% of the value of their respective net assets in securities that are subject to restrictions on resale under federal securities law.
   Investing in Illiquid Securities
      The Funds will not invest more than 15% of the value of their respective net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Trustees to be liquid, and non-
      negotiable time deposits with maturities over seven days.
   Investing in Securities of Other Investment Companies
      The Funds will limit their respective investments in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of their respective total assets in any one investment company, and will invest no more than 10% of their respective total assets in investment companies in general. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by a Fund in shares of another investment company would be subject to such expenses. The Fund will invest in other investment companies primarily for the purpose of investing its short-term cash on a temporary basis. The Advisers will waive their investment advisory fee and sub-advisory fees on assets invested in securities of open-end investment companies.
   Investing in New Issuers
      The Government Securities Fund, Quality Bond Fund, Quality Growth Fund, Mid Cap Fund, Balanced Fund and
      International Equity Fund will not invest more than 5% of the value of their respective total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.
      The Ohio Tax Free Fund will not invest more that 5% of the value of its total assets in industrial development bonds where the principal and interest are the responsibility of companies (or guarantors, where applicable) with less than three years of continuous operations, including the operation of any predecessor.
   Investing in Issuers Whose Securities are Owned by Officers and Trustees of the Trust
      A Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or its investment adviser, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
   Investing in Minerals
      A Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, except they may purchase the securities of issuers which invest in or sponsor such programs.
   Arbitrage Transactions
      A Fund will not enter into transactions for the purpose of engaging in arbitrage.
   Purchasing Securities to Exercise Control
      A Fund will not purchase securities of a company for the purpose of exercising control or management.
   Investing in Warrants
      The Quality Growth Fund, Mid Cap Fund, Balanced Fund and International Equity Fund may not invest more than
      5% of their net assets in warrants, including those acquired in units or attached to other securities. To comply with certain state restrictions, a Fund will limit its investment in such warrants not listed on the
      New York or American Stock Exchanges to 2% of its net assets. (If state restrictions change, this latter restriction may be revised without notice to shareholders.) For purposes of this investment restriction, warrants will be valued at the lower of cost or market, except that warrants acquired by a Fund in units with or attached to securities may be deemed to be without value.
   Investing in Put Options.
      The International Equity Fund will not purchase put options on securities or futures contracts, unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund in entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.
   Writing Covered Call Options.
      The International Equity Fund will not write call options on securities or futures contracts unless the securities of futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.
Except with respect to the Funds' policy of borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be
"cash items."
The Ohio Tax Free Fund does not expect to borrow money or pledge securities in excess of 5% of the value of its net assets during the coming fiscal year.
To comply with registration requirements in certain states, Government Securities Fund, Quality Bond Fund, Quality
Growth Fund, Mid Cap Fund, and Balanced Fund: (1) will limit the aggregate value of the assets underlying covered call options or put options written by a Fund to not more than 25% of its net assets, (2) will limit the premiums paid for options purchased by a Fund to 5% of its net assets, (3) will limit the margin deposits on futures contracts entered into by a Fund to 5% of its net assets, (4) will limit their investment in restricted securities to 10% of their net assets, and (5) will not engage in portfolio lending. To comply with restrictions in certain states, Growth Fund, Mid Cap Fund, Balanced Fund and International Equity Fund will limit their investment in restricted securities to 5% of their net assets. (If state requirements change, these restrictions may be revised without shareholder notification.)
INVESTMENT RISKS (OHIO TAX FREE FUND)
The economy of the state of Ohio is reliant in part on durable goods manufacturing, largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. During the past decade, competition in various industries in the state of Ohio has changed from being domestic to international in nature. In addition, these industries may be characterized as having excess capacity in particular product segments. The steel industry, in particular, and the automobile industry, to a lesser extent, share these characteristics. Because the state of Ohio and certain underlying municipalities have large exposure to these industries and their respective aftermarkets, trends in these industries may, over the long term, impact the demographic and financial position of the state of Ohio and its municipalities. To the degree that domestic manufacturers in industries to which Ohio municipalities have exposure fail to make competitive adjustments, employment statistics and disposable income of residents in Ohio may deteriorate, possibly leading to population declines and erosion of municipality tax bases.
Both the economic trends above and the political climate in various municipalities may have contributed to the decisions of various businesses and individuals to relocate outside the state. A municipality's political climate in particular may affect its own credit standing. For both the state of Ohio and underlying Ohio municipalities, adjustment of credit ratings by the rating agencies may affect the ability to issue securities and thereby affect the supply of obligations meeting the quality standards for investment by the Fund.
The state ended fiscal year 1993 with a positive budgetary fund balance of over $100 million. The 1994-1995 biennial budget was formulated with reasonable revenue assumptions. The state implemented a revenue enhancement package in January of 1993 that increased the cigarette tax and the income tax bracket for incomes over $200,000, broadened the sales tax base and capped tax distributions to local governments. These and other minor revenue enhancements are budgeted to add $912 million of additional revenue to the 1994-1995 biennial budget. The state's fund balance reserve levels continue to be minimal but the state has demonstrated its ability to manage with limited financial flexibility.
The state has established procedures for municipal fiscal emergencies under which joint state/local commissions are established to monitor the fiscal affairs of a financially troubled municipality. When these procedures are invoked, the municipality must develop a financial plan to eliminate deficits and cure any defaults. Since their adoption in 1979, these procedures have been applied to approximately twenty-two cities and villages, including the city of Cleveland; in sixteen of these communities, the fiscal situation has been resolved and the procedures terminated.
The foregoing discussion only highlights some of the significant financial trends and problems affecting the state of Ohio and underlying municipalities.
FOUNTAIN SQUARE FUNDS MANAGEMENT
OFFICERS AND TRUSTEES
Officers and Trustees of the Trust are listed with their addresses, principal occupations, and present positions.
Except as listed below, none of the Trustees or officers are affiliated with Fifth Third Bank (the "Adviser"),
Fifth Third Bancorp, Federated Investors, Federated Securities Corp., or Federated Administrative Services.

J. Christopher Donahue *+
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Chairman of the Board of Trustees, President and Treasurer
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research;
President and Director, Federated Research Corp.; President, Passport Research, Ltd.; Trustee, Federated
Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice
President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds.

Edward Burke Carey
394 East Town Street
Columbus, OH
Birthdate:  July 2, 1945
Member of the Board of Trustees
President of Carey Leggett Realty Advisors.

Lee A. Carter +
Cincinnati Commerce Center
Suite 2020
Cincinnati, OH
Birthdate:  December 17, 1938
Member of the Board of Trustees
Formerly, President, Local Marketing Corporation (retired December 31, 1993).

Albert E. Harris
5905 Graves Road
Cincinnati, OH
Birthdate:  July 2, 1932
Member of the Board of Trustees
Formerly, Chairman of the Board EDB Holdings, Inc. (retired July, 1993).

Charles L. Davis, Jr.
Federated Investors Tower
Pittsburgh, PA
Birthdate:  March 23, 1960
Vice President and Assistant Treasurer
Vice President, Federated Administrative Services; Vice President and Assistant Treasurer of some of the Funds.

Jay S. Neuman
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 22, 1950
Secretary
Corporate Counsel, Federated Investors; prior to January, 1991, Associate Counsel, The Boston Company Advisors,
Inc.

*This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
+Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
TRUST OWNERSHIP
Officers and Trustees own less than 1% of the outstanding shares of each Fund.
As of July 31, 1995, Ms. Joan Bernard owned approximately 212,893 shares (7.5%) of the outstanding shares of the
Ohio Tax Free Bond Fund.
Fifth Third Bank, as nominee for numerous trust and agency accounts, was the owner of record of more than 5% of the outstanding shares of each Fund as of July 31, 1995. The following list indicates the extent of its ownership for each Fund:

      Government Securities Fund:   2,141,524 shares           83%
      Quality Bond Fund:            4,861,546 shares           85%
      Ohio Tax Free Fund:           1,318,691  shares          46%
      Quality Growth Fund:          6,100,489  shares          87%
      Mid Cap Fund:                 3,118,954  shares          83%
      Balanced Fund:                4,306,393  shares          84%
      International Equity Fund     8,581,634  shares          98%
TRUSTEES' COMPENSATION
NAME ,                     AGGREGATE
POSITION WITH              COMPENSATION FROM
TRUST                      TRUST*+
J. Christopher Donahue        $       0
Chairman of Board of
Trustees, President and Treasurer

Edward Burke Carey            $ 7,800
Trustee

Lee A. Carter                 $ 7,800
Trustee

Albert E. Harris              $ 7,800
Trustee


* Information is furnished for the fiscal year ended July 31, 1995.  The Trust is the only investment company in the Fund complex.
+The aggregate compensation is provided for the Trust which is comprised of ten portfolios.
TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES
ADVISER TO THE TRUST
The Trust's adviser is Fifth Third Bank. It provides investment advisory services through its Trust and Investment
Division. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Bancorp.
The Adviser shall not be liable to the Trust, a Fund, or any shareholder of any of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
Because of the internal controls maintained by Fifth Third Bank to restrict the flow of non-public information, a
Fund's investments are typically made without any knowledge of Fifth Third Bank's or affiliates' lending relationship with an issuer.
ADVISORY FEES
For its advisory services, Fifth Third Bank receives an annual investment advisory fee as described in the prospectus. The following shows all investment advisory fees incurred by the Funds and the amounts of those fees that were voluntarily waived by the Adviser:

                Year ended  Amount      Year ended  Amount      Year ended  Amount
Fund Name       July 31,    Waived-     July 31,    Waived-     July 31,    Waived-
                1995        1995        1994        1994        1993        1993
Government
Securities Fund $  134,241  $  83,786   $ 184,118   $  45,402   $           $  11,967
                                                                88,059*
Quality Bond    $  265,658  $  33,033   $ 251,563   $  33,221   $ 103,014*  $    5,125
Fund
Ohio Tax Free   $  142,708  $    7,814  $ 109,659   $    7,912  $           $    4,181
Fund                                                            4,181**
Quality Growth  $  536,144  $  18,889   $ 575,044   $  10,880   $ 343,745*  $  12,890
Fund
Mid Cap Fund    $  287,494  $  52,747   $ 220,198   $  74,740   $ 104,664*  $    7,850
Balanced Fund   $  424,672  $  18,857   $ 501,193   $  25,861   $ 287,907*  $  15,179
International   $           $  45,670   $   ------  $   ------  $  -------  $  -------
Equity Fund     641,669***              --          -           ---         -

*  For the period from November 20, 1992 (date of initial public investment) to July 31, 1993.
** For the period from May 26, 1993 (date of initial public investment) to July 31, 1993.
*** For the period from August 19, 1994 (date of initial public investment) to July 31, 1995.
Sub-Adviser
Morgan Stanley Asset Management, Inc. is the sub-adviser to International Equity Fund under the terms of a Sub-
Advisory Agreement between Fifth Third Bank and Morgan Stanley Asset Management, Inc.
Sub-Advisory Fees
For its sub-advisory services, Morgan Stanley Asset Management, Inc. receives an annual sub-advisory fee as described in the prospectus.
For the period from August 19, 1994 (date of initial public investment) through July 31, 1995, the Sub-Adviser earned fees from International Equity Fund of $320,835 , of which $22,835 was waived.
   State Expense Limitations
      The Adviser and Sub-Adviser have undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If a Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2 1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1 1/2% per year of the remaining average net assets, the Adviser has agreed to reimburse the Fund for its expenses over the limitation up to the amount of the advisory fee in any single fiscal year.
      If a Fund's monthly projected operating expenses exceed this limitation, the investment advisory and sub-
      advisory fees paid will be reduced by the amount of the excess, subject to an annual adjustment.
      This arrangement is not part of the advisory contract and sub-advisory agreement and may be amended or rescinded in the future.
ADMINISTRATIVE SERVICES
Until December 1, 1995, Federated Administrative Services, which is a subsidiary of Federated Investors, provides administrative personnel and services to the Funds for the fees set forth in the prospectus. The following shows all fees earned by Federated Administrative Services and the amounts of those fees that were voluntarily waived:


                Year ended  Amount      Year ended  Amount      Year ended  Amount
Fund Name       July 31,    Waived-     July 31,    Waived-     July 31,    Waived-
                1995        1995        1994        1994        1993        1993
Government
Securities Fund $   50,047  $           $   50,002  $    4,247  $  34,384*  $   34,384
                            0
Quality Bond    $   53,404  $           $   53,076  $    4,247  $  34,385*  $   34,385
Fund                        0
Ohio Tax Free   $   50,000  $           $   50,002  $           $           $
Fund                        0                       0           9,041**     9,041
Quality Growth  $   74,089  $           $   82,765  $           $  52,614*  $
Fund                        0                       0                       0
Mid Cap Fund    $   50,000  $           $   50,000  $    4,247  $  38,384*  $   38,384
                            0
Balanced Fund   $   58,741  $           $   72,146  $           $  44,044*  $
                            0                       0                       0
International   $           $           $   ------  $           $  -------  $   ------
Equity Fund     142,192***  0           --          0           --          --


*  For the period from November 20, 1992 (date of initial public investment) to July 31, 1993.
** For the period from May 26, 1993 (date of initial public investment) to July 31, 1993.
*** For the period from August 19, 1994 (date of initial public investment) to July 31, 1995.
Effective December 1, 1995, BISYS Fund Services L.P., 3435 Stelzer Road, Columbus, Ohio 43219, will provide administrative services to the Funds for the fees set forth in the prospectus.
Effective December 1, 1995, pursuant to a separate agreement with BISYS Fund Services L.P., Fifth Third Bank performs sub-administration services on behalf of each Fund, for which it receives compensation from BISYS Fund
Services L.P.
Under the custodian agreement, Fifth Third Bank holds each Fund's portfolio securities and keeps all necessary records and documents relating to its duties.  Pursuant to an agreement with Fifth Third Bank, Morgan Stanley
Trust Company, Brooklyn, NY, acts as the International Equity Fund's sub-custodian for foreign assets held outside the United States and employs sub-custodians who were approved by the Trustees of the Fund in accordance with regulations of the SEC.  Morgan Stanley Trust Company is an affiliate of Morgan Stanley Asset Management, Inc.
Fees for custody services are based upon the market value of Fund securities held in custody plus out-of-pocket expenses.  The following shows all fees earned by the custodian, all of which were voluntarily waived:
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Fifth Third Bank serves as transfer agent and dividend disbursing agent for the Funds.  The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders.
Fifth Third Bank also maintains the Trust's accounting records.  The fee paid for this service is based upon the level of the Funds' average net assets for the period plus out-of-pocket expenses.
BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser and Sub-
Adviser look for prompt execution of the order at a favorable price. In working with dealers, the Adviser and Sub-
Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser and Sub-Adviser make decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees.
The Adviser and Sub-Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Funds or to the Adviser and Sub-Adviser and may include:
   -  advice as to the advisability of investing in securities;
   -  security analysis and reports;
   -  economic studies;
   -  industry studies;
   -  receipt of quotations for portfolio evaluations; and
   -  similar services.
The Adviser and Sub-Adviser and their affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
Research services provided by brokers may be used by the Adviser and Sub-Adviser in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Adviser and Sub-Adviser or their affiliates might otherwise have paid, it would tend to reduce their expenses.
Although investment decisions for the Funds are made independently from those of the other accounts managed by the
Adviser and Sub-Adviser, investments of the type the Funds may make may also be made by those other accounts. When one of the Funds and one or more other accounts managed by the Adviser and Sub-Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser and Sub-Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the  Funds. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds.
For the fiscal year ended July 31, 1995 and July 31, 1994 , Quality Growth Fund, Mid Cap Fund and Balanced Fund
paid $82,652, $34,525, $47,855, and $58,123, $32,444, $43,250, respectively, in commissions on brokerage transactions. For the period from November 20, 1992 (date of initial public investment) to July 31, 1993, Quality
Growth Fund, Mid Cap Fund and Balanced Fund paid $80,480, $28,647, $74,546, respectively in commissions on brokerage transactions.
For the period from August 19, 1994 (date of initial public investment) to July 31, 1995, International Equity
Fund paid $320,889 in commissions on brokerage transactions.  For the same period, Morgan Stanley & Co.
Incorporated, an affiliate of the Fund, earned $31,034 in brokerage commissions, representing 9.67% of the total brokerage commissions paid by the Fund.  These transactions with Morgan Stanley & Co. Incorporated amounted to
4.91% of the value of the Fund's securities transactions on which commissions were paid.  Morgan Stanley & Co.
Incorporated executed trades for the Fund in Mexico and Indonesia which, in general, involve higher transaction costs than trades done in such other markets as Japan or the European countries, which accounts for the differences in these percentages.
PURCHASING SHARES
Shares of the Funds are sold at their net asset value with a sales charge on days the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. The procedure for purchasing shares of the Funds is explained in the prospectus under "Investing in the Funds."
DISTRIBUTION PLAN
With respect to the Funds, the Trust has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the
Securities and Exchange Commission pursuant to the Investment Company Act of 1940. The Plan provides for payment of fees to the distributor to finance any activity which is principally intended to result in the sale of a Fund's shares subject to the Plan. Such activities may include the advertising and marketing of shares; preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, the distributor may pay fees to brokers for distribution and administrative services and to administrators for administrative services as to shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings;
communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions, wiring funds and receiving funds for share purchases and redemptions, confirming and reconciling all transactions, reviewing the activity in Fund accounts, and providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Funds' transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of shares and prospective shareholders.
The Trustees expect that the Plan will result in the sale of a sufficient number of shares so as to allow a Fund to achieve economic viability. It is also anticipated that an increase in the size of a Fund will facilitate more efficient portfolio management and assist a Fund in seeking to achieve its investment objective.
As of the date of this Statement of Additional Information, the Funds are not accruing or paying 12b-1 fees.  The
Funds do not intend to accrue or pay 12b-1 fees until either separate classes of shares have been created for certain fiduciary investors for these Funds or a determination is made that such investors will be subject to the
12b-1 fees.
CONVERSION TO FEDERAL FUNDS
It is the Funds' policy to be as fully invested as possible so that maximum interest or dividends may be earned.
To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Fifth
Third Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.
EXCHANGING SECURITIES FOR FUND SHARES
Investors may exchange securities they already own for shares of a Fund or they may exchange a combination of securities and cash for Fund shares. Any securities to be exchanged must meet the investment objective and policies of each Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Fifth Third Bank. A Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by the adviser.
A Fund values such securities in the same manner as a Fund values its assets. The basis of the exchange will depend upon the net asset value of shares of a Fund on the day the securities are valued. One share of a Fund will be issued for each equivalent amount of securities accepted.
Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, conversion, or other rights attached to the securities become the property of a
Fund, along with the securities.
DETERMINING NET ASSET VALUE
Net asset values of the Funds generally change each day. The days on which the net asset value is calculated by these Funds are described in the prospectus.
DETERMINING MARKET VALUE OF SECURITIES
The market value of the Funds' portfolio securities (with the exception of Ohio Tax Free Fund) are determined as follows:
   -  for equity securities, according to the last sale price on a national securities exchange, if available;
   -  in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;
   -  for unlisted equity securities, the latest bid prices;
   -  for bonds and other fixed income securities, as determined by an independent pricing service;
   -  for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; or
   -  for all other securities, at fair value as determined in good faith by the Board of Trustees.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Funds will value futures contracts, options and put options on financial futures at their market values established by the exchanges at the close of option trading on such exchanges unless the Trustees determine in good faith that another method of valuing option positions is necessary to appraise their fair value.
VALUING MUNICIPAL BONDS
With respect to Ohio Tax Free Fund, the Trustees use an independent pricing service to value municipal bonds. The independent pricing service takes into consideration yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities, and does not rely exclusively on quoted prices.
USE OF AMORTIZED COST
The Trustees have decided that the fair value of debt securities authorized to be purchased by the Fund with remaining maturities of 60 days or less at the time of purchase may be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Executive Committee continually assesses this method of valuation and recommends changes where necessary to assure that the Fund's portfolio instruments are valued at their fair value as determined in good faith by the Trustees.
Trading in Foreign Securities
Trading in foreign securities may be completed at times which vary from the closing of the New York Stock
Exchange.  In computing the net asset value, International Equity Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock
Exchange.  Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange.  Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.  Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange.  If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.
REDEEMING SHARES
Shares are redeemed at the next computed net asset value after a Fund receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares." Although Fifth Third Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.
REDEMPTION IN KIND
The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period.
Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.
Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.
TAX STATUS
THE FUNDS' TAX STATUS
The Funds will pay no federal income tax because they expect to meet the requirements of Subchapter M of the
Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, each Fund must, among other requirements:
   -  derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   -  derive less than 30% of its gross income from the sale of securities held less than three months;
   -  invest in securities within certain statutory limits; and
   -  distribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
With respect to Government Securities Fund, Quality Bond Fund, Quality Growth Fund, Mid Cap Fund, Balanced Fund,
and International Equity Fund, shareholders are subject to federal income tax on dividends received as cash or additional shares. No portion of any income dividend paid by a Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.
With respect to Ohio Tax Free Fund, no portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations.
CAPITAL GAINS
With respect to Government Securities Fund, Quality Bond Fund, Quality Growth Fund, Mid Cap Fund, Balanced Fund,
and International Equity Fund, long-term capital gains distributed to shareholders will be treated as long-term capital gains regardless of how long shareholders have held shares.
With respect to Ohio Tax Free Fund, capital gains or losses may be realized by the Fund on the sale of portfolio securities and as a result of discounts from par value on securities held to maturity. Sales would generally be made because of:
   -  the availability of higher relative yields;
   -  differentials in market values;
   -  new investment opportunities;
   -  changes in creditworthiness of an issuer; or
   -  an attempt to preserve gains or limit losses.
Distributions of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time the shareholder has owned shares. Any loss by a shareholder on shares held for less than six months and sold after a capital distribution will be treated as a long-term capital loss to the extent of the capital gains distribution.
FOREIGN TAXES
Investment income on certain foreign securities in which International Equity Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities.  Tax treaties between the
United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the
Fund would be subject.
TOTAL RETURN
The average annual total returns for Government Securities Fund, Quality Bond Fund, Quality Growth Fund, Mid Cap
Fund and Balanced Fund for the fiscal year ended July 31, 1995 were 2.86%, 3.99%, 17.63%, 19.76%, and 13.97%, respectively.
The average annual total returns for Government Securities Fund, Quality Bond Fund, Quality Growth Fund, Mid Cap
Fund and Balanced Fund for the period from November 20, 1992 (date of initial public investment) to July 31, 1995, were 2.89%, 3.48%, 5.96%, 7.79%, and 5.56%, respectively.
The average annual total returns for Ohio Tax Free Fund for the fiscal year ended July 31, 1995 and for the period from May 26, 1993 (date of initial public investment) through July 31, 1995 were 2.20% and 1.91%, respectively.
The average annual total return for the Funds is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales load, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
The cumulative total return for International Equity Fund for the period from August 19, 1994 (date of initial public investment) to July 31, 1995 was (6.11%).  Cumulative total return reflects the International Equity Fund's total performance over a specific period of time.  This total return assumes and is reduced by the payment of the maximum sales load.  The Fund's total return is representative of approximately 11 months of activity since its date of initial public investment
YIELD
The SEC yields for Government Securities Fund, Quality Bond Fund, Ohio Tax Free Fund, Quality Growth Fund, Mid Cap
Fund, Balanced Fund, and International Equity Fund for the thirty-day period ended July 31, 1995 were 5.58%,
6.36%, 3.97%, 1.29%, 0.47%, 2.27% and 0.12%, respectively.
The yield for the Funds is determined by dividing the net investment income per share (as defined by the SEC)
earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund, the performance will be reduced for those shareholders paying those fees.
TAX-EQUIVALENT YIELD
The tax-equivalent yield for Ohio Tax Free Fund for the thirty-day period ended July 31, 1995 was 6.39%. The tax-
equivalent yield of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 37.90% tax rate and assuming that income is 100% tax-exempt.
TAX-EQUIVALENCY TABLE
The Ohio Tax Free Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal obligations in the Fund's portfolio generally remains free from federal regular income tax and is free from income taxes imposed by the state of Ohio. As the table below indicates, a "tax-free" investment is an attractive choice for investors, particularly in times of narrow spreads between "tax-free" and taxable yields.

     TAXABLE YIELD EQUIVALENT FOR 1995
     STATE OF OHIO

     FEDERAL TAX BRACKET:
                 15.00%   28.00%       31.00%        36.00%        39.60%

     COMBINED FEDERAL AND STATE TAX BRACKET:
                19.457%  33.201%      37.900%       43.500%       47.100%

     SINGLE        $1-   $23,351-     $56,551-     $117,951-        OVER
     RETURN      23,350   56,550      117,950       256,500       256,500

Tax-Exempt
Yield                         Taxable Yield Equivalent

      1.50%      1.86%      2.25%       2.42%        2.65%         2.84%
      2.00%      2.48%      2.99%       3.22%        3.54%         3.78%
      2.50%      3.10%      3.74%       4.03%        4.42%         4.73%
      3.00%      3.72%      4.49%       4.83%        5.31%         5.67%
      3.50%      4.35%      5.24%       5.64%        6.19%         6.62%
      4.00%      4.97%      5.99%       6.44%        7.08%         7.56%
      4.50%      5.59%      6.74%       7.25%        7.96%         8.51%
      5.00%      6.21%      7.49%       8.05%        8.85%         9.45%
      5.50%      6.83%      8.23%       8.86%        9.73%        10.40%
      6.00%      7.45%      8.98%       9.66%       10.62%        11.34%

     Note:  The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
     Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
     The chart above is for illustrative purposes only.  It is not an indicator of past or future performance of
     Ohio Tax Free Bond Fund shares.
     *  Some portion of Ohio Tax Free Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.
PERFORMANCE COMPARISONS
Each Fund's performance depends upon such variables as:
   -  portfolio quality;
   -  average portfolio maturity;
   -  type of instruments in which the portfolio is invested;
   -  changes in interest rates and market value of portfolio securities;
   -  changes in each Fund's expenses; and
   -  various other factors.
Each Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of yield and total return as described above.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance.
When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:
   -  LEHMAN BROTHERS GOVERNMENT/CORPORATE (TOTAL) INDEX is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman Brothers, Inc., the index calculates total returns for one month, three month, twelve month and ten year periods and year-to-date. (Government Securities,
      Balanced, and Quality Bond Funds)
   -  MERRILL LYNCH COMPOSITE 1-5 YEAR TREASURY INDEX is comprised of approximately 66 issues of U.S. Treasury securities maturing between 1 and 4.99 years, with coupon rates of 4.25% or more. These total return figures are calculated for one, three, six, and twelve month periods and year-to-date and include the value of the bond plus income and any price appreciation or depreciation. (Government Securities Fund)
   -  SALOMON BROTHERS 3-5 YEAR GOVERNMENT INDEX quotes total returns for U.S. Treasury issues (excluding flower bonds) which have maturities of three to five years. These total returns are year-to-date figures which are calculated each month following January 1. (Government Securities Fund)
   -  LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the applicable funds category in advertising and sales literature. (All of the Funds)
   -  MERRILL LYNCH 3-5 YEAR TREASURY INDEX is comprised of approximately 24 issues of intermediate-term U.S.
      government and U.S. Treasury securities with maturities between 3 and 4.99 years and coupon rates above
      4.25%. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date. (Government Securities Fund)
   -  MERRILL LYNCH 3-YEAR TREASURY YIELD CURVE INDEX is an unmanaged index comprised of the most recently issued
      3-year U.S. Treasury notes. Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date. (Government Securities Fund)
   -  LEHMAN BROTHERS GOVERNMENT INDEX is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included. (Government Securities, Balanced, and Quality
      Bond Funds)
   -  LEHMAN BROTHERS AGGREGATE BOND INDEX is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The
      Aggregate Bond Index is comprised of the Lehman Brothers Government Bond Index, Corporate Bond Index,
      Mortgage-Backed Securities Index and the Yankee Bond Index. These indices include: U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Federal Farm Credit
      Bank, Federal Land Bank and the Bank for Co-Operatives; foreign obligations, U.S. investment-grade corporate debt and mortgage-backed obligations. All corporate debt included in the Aggregate Bond Index has a minimum
      S&P rating of BBB, a minimum Moody's rating of Baa, or a Fitch rating of BBB. (Balanced and Bond Funds)
   -  MERRILL LYNCH CORPORATE AND GOVERNMENT INDEX includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term of maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues
      (i.e., BBB/Baa or better). (Balanced and Bond Funds)
   -  MERRILL LYNCH DOMESTIC MASTER INDEX includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term to maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. The Domestic Master Index is a broader index than the Merrill Lynch Corporate and
      Government Index and includes, for example, mortgage related securities. The mortgage market is divided by agency, type of mortgage and coupon and the amount outstanding in each agency/type/coupon subdivision must be no less than $200 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e. BBB/Baa or better).
      (Balanced and Bond Funds)
   -  DOW JONES INDUSTRIAL AVERAGE ("DJIA") represents share prices of selected blue-chip industrial corporations.
      The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole. (Quality Growth, Balanced, and Mid Cap Funds)
   -  STANDARD & POOR'S RATINGS GROUP DAILY STOCK PRICE INDICES of 500 and 400 Common Stocks are composite indices of common stocks in industry, transportation, and financial and public utility companies that can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P indices assume reinvestment of all dividends paid by stocks listed on its indices. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures.
      (Quality Growth, Balanced, and Mid Cap Funds)
   -  S&P MID CAP 400 INDEX is comprised of the 400 common stocks issued by medium-sized domestic companies whose market capitalizations range from $200 million to $5 billion. The stocks are selected on the basis of the issuer's market size, liquidity and industry group representation.
   -  S&P/BARRA GROWTH INDEX is a sub-index of the S&P 500 composite index of common stocks. The index represents approximately fifty percent of the S&P 500 market capitalization and is comprised of those companies with higher price-to-book ratios (one distinction associated with "growth stocks"). The index is maintained by
      Standard and Poor's in conjunction with BARRA, an investment technology firm.
   -  WILSHIRE MID CAP 750 INDEX is a subset of the Wilshire 5000 index of common stocks. The Mid Cap 750 index consists of those Wilshire 5000 companies ranked between 501 and 1,250 according to market capitalization.
      The index ranges in market capitalization from $400 million to $1.7 billion.
   -  SALOMON BROTHERS AAA-AA CORPORATE INDEX calculates total returns of approximately 775 issues which include long-term, high-grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance. (Balanced and Quality Bond Funds)
   -  LEHMAN BROTHERS 5 YEAR MUNICIPAL BOND INDEX is comprised of 2,900 issues which include fixed-rate debt obligations of state and local government entities. The securities have maturities not less than four years but no more than six years, have been issued within the last five years, and have a minimum Moody's debt rating of BAA.
   -  LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX: An unmanaged index comprised of all the bonds issued by the Lehman Brothers Government/Corporate Bond Index with maturities between 1 and 9.99 years.
      Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. (Balanced, Quality Bond and Government
      Securities Funds)
   -  Europe, Australia, and Far East (EAFE) is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand, and Far Eastern stock markets.  The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax.  The EAFE is monitored by Capital International, S.A., Geneva, Switzerland. (International Equity Fund)
   -  MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values.
      Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-
      adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
Advertisements and other sales literature for the Funds may quote total returns which are calculated on non-
standardized base periods. These total returns also represent the historic change in the value of an investment in the Funds based on monthly/quarterly reinvestment of dividends over a specified period of time.
Advertisements may quote performance information which does not reflect the effect of the sales load.
FINANCIAL STATEMENTS
The financial statements for Fountain Square U.S. Government Securities Fund, Fountain Square Quality Bond Fund,
Fountain Square Ohio Tax Free Bond Fund, Fountain Square Quality Growth Fund, Fountain Square Mid Cap Fund,
Fountain Square Balanced Fund and Fountain Square International Equity Fund for the fiscal year ended July 31,
1995 are incorporated herein by reference to the Annual Report to Shareholders of the Fountain Square Equity and
Income Mutual Funds dated July 31, 1995. (File Nos. 33-24848 and 811-5669.) A copy of the Annual Report may be obtained without charge by contacting the Trust at the address located on the back cover of the prospectus.
APPENDIX
STANDARD AND POOR'S RATINGS GROUP CORPORATE AND MUNICIPAL BOND RATING DEFINITIONS
AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.
A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus
(+) or minus (-) to the above rating classifications to show relative standing within the classifications.
MOODY'S INVESTORS SERVICE, INC. CORPORATE AND MUNICIPAL BOND RATING DEFINITIONS
AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-
grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA--Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.
Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
FITCH INVESTORS SERVICE, INC. LONG-TERM DEBT RATING DEFINITIONS
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
NR--NR indicates that Fitch does not rate the specific issue. Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.
STANDARD AND POOR'S RATINGS GROUP MUNICIPAL NOTE RATING DEFINITIONS
SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
SP-2--Satisfactory capacity to pay principal and interest.
SP-3--Speculative capacity to pay principal and interest.
MOODY'S INVESTORS SERVICE SHORT-TERM LOAN RATING DEFINITIONS
MIG1/VMIG1--This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.
MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
FITCH INVESTORS SERVICE, INC. SHORT-TERM DEBT RATING DEFINITIONS
F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.
F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.
STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATING DEFINITIONS
A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus (+) sign.
A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS
PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by the following characteristics:
   -  Leading market positions in well-established industries.
   -  High rates of return on funds employed.
   -  Conservative capitalization structure with moderate reliance on debt and ample asset protection.
   -  Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
   -  Well-established access to a range of financial markets and assured sources of alternate liquidity.
P-2--Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of senior short-
term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Cusip 350756888
Cusip 350756706
Cusip 350756862
Cusip 350756870
Cusip 350756805
Cusip 350756607
Cusip 350756854
2090403B (9/95)

FOUNTAIN SQUARE COMMERCIAL PAPER FUND
INVESTMENT SHARES
[LOGO]
FOUNTAIN SQUARE FUNDS
PROSPECTUS

[LOGO]
FIFTH THIRD BANK
INVESTMENT ADVISER

Cusip 350756300
9052205A-R (9/95)
65-0922


FOUNTAIN SQUARE COMMERCIAL PAPER FUND

(A PORTFOLIO OF FOUNTAIN SQUARE FUNDS)
INVESTMENT SHARES
PROSPECTUS

The Investment Shares of Fountain Square Commercial Paper Fund (the "Fund") offered by this prospectus represent interests in a diversified portfolio of securities which is one of a series of investment portfolios in Fountain Square Funds (the "Trust"), an open-end management investment company (a mutual fund).

The Fund is a money market fund which invests in money market instruments, consisting primarily of commercial paper, to achieve current income consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF FIFTH THIRD BANK, ARE NOT ENDORSED OR GUARANTEED BY FIFTH THIRD BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in Investment Shares of the Fund. Keep this prospectus for future reference.

The Fund has also filed a Combined Statement of Additional Information for Trust Shares and Investment Shares, dated September 30, 1995, with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Combined Statement of Additional Information free of charge, obtain other information or make inquiries about the Fund by writing to the Fund or calling (513) 744-8888 in Cincinnati or toll-free (800) 334-0483.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated September 30, 1995

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS--INVESTMENT SHARES                                        2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
-----------------------------------------------------
  Investment Objective                                                         3
  Investment Policies                                                          3
     Acceptable Investments                                                    3
       Variable Rate Demand Notes                                              4
       Bank Instruments                                                        4
       Short-Term Credit Facilities                                            5
     Ratings                                                                   5
     Credit Enhancement                                                        5
     Demand Features                                                           5
     Repurchase Agreements                                                     5
     When-Issued and Delayed Delivery
       Transactions                                                            5
     Concentration of Investments                                              6
  Investment Limitations                                                       6
  Regulatory Compliance                                                        6

FOUNTAIN SQUARE FUNDS INFORMATION                                              7
------------------------------------------------------
  Management of the Trust                                                      7
     Board of Trustees                                                         7
     Investment Adviser                                                        7
       Advisory Fees                                                           7
       Adviser's Background                                                    7
  Distribution of Investment Shares                                            7
     Distribution Plan                                                         8
     Other Payments to Financial Institutions  8
  Administration of the Fund                                                   9
     Administrative Services                                                   9
     Custodian, Transfer Agent, and
       Dividend Disbursing Agent                                               9
     Independent Auditors                                                      9

NET ASSET VALUE                                                               10
------------------------------------------------------

INVESTING IN INVESTMENT SHARES                                                10
------------------------------------------------------
  Share Purchases                                                             10
     Through Fifth Third Securities                                           10
  Minimum Investment Required                                                 10
  What Shares Cost                                                            11
  Certificates and Confirmations                                              11
  Dividends                                                                   11
  Capital Gains                                                               11

EXCHANGES                                                                     11
------------------------------------------------------

REDEEMING INVESTMENT SHARES                                                   12
------------------------------------------------------
  Through Fifth Third Securities                                              12
       By Telephone                                                           12
       By Mail                                                                13
       Receiving Payment                                                      13
  Accounts with Low Balances                                                  14

SHAREHOLDER INFORMATION                                                       14
------------------------------------------------------
  Voting Rights                                                               14
  Massachusetts Law                                                           14

EFFECT OF BANKING LAWS                                                        15
------------------------------------------------------

TAX INFORMATION                                                               15
-----------------------------------------------------
  Federal Income Tax                                                          15

PERFORMANCE INFORMATION                                                       16
------------------------------------------------------

OTHER CLASSES OF SHARES                                                       16
------------------------------------------------------

FINANCIAL STATEMENTS                                                          17
------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS                                                26
------------------------------------------------------

ADDRESSES                                                                     27
------------------------------------------------------


SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                         INVESTMENT SHARES
                                 SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price).....               None
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)...........................................               None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable)...........................................               None
Redemption Fees (as a percentage of amount redeemed, if applicable).............               None
Exchange Fee....................................................................               None
                            ANNUAL INVESTMENT SHARES OPERATING EXPENSES
                              (As a percentage of average net assets)
Management Fee (after waiver)(1)................................................              0.32%
12b-1 Fee (after waiver)(2).....................................................              0.00%
Other Expenses(3)...............................................................              0.17%
    Total Investment Shares Operating Expenses(4)...............................              0.49%

(1) The management fee has been reduced to reflect the voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

 (2) The 12b-1 fee has been reduced to reflect the voluntary waiver by the distributor. The distributor can terminate this voluntary waiver at any time at its sole discretion. The maximum 12b-1 fee is 0.35%.

 (3) Other expenses have been reduced to reflect the voluntary waiver of its fee by the custodian.

 (4) Total Operating Expenses would have been 0.93% absent the voluntary waivers by the investment adviser, distributor and custodian.

THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE INVESTMENT SHARES WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FOUNTAIN SQUARE FUNDS INFORMATION" AND "INVESTING IN INVESTMENT SHARES." Wire-transferred redemptions of less than $10,000 may be subject to additional fees.

EXAMPLE                                                         1 year    3 years    5 years    10 years
                                                                -------   --------   --------   ---------
You would pay the following expenses on a $1,000 investment
assuming (1) 5% annual return and (2) redemption at the end
of each time period. The Fund charges no redemption fees for
Investment Shares............................................     $5        $16        $27         $62

    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


FOUNTAIN SQUARE COMMERCIAL PAPER FUND

FINANCIAL HIGHLIGHTS--INVESTMENT SHARES
--------------------------------------------------------------------------------

 (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 26.

                                                               YEAR ENDED JULY 31,
                                                        ---------------------------------
                                                         1995          1994        1993*
                                                        -------       ------       ------
NET ASSET VALUE, BEGINNING OF PERIOD                      $1.00        $1.00        $1.00
------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------
  Net investment income                                    0.05         0.03         0.03
------------------------------------------------------   ------       ------       ------
LESS DISTRIBUTIONS
------------------------------------------------------
  Distributions to shareholders from net investment
  income                                                  (0.05)       (0.03)       (0.03)
------------------------------------------------------   ------       ------       ------
NET ASSET VALUE, END OF PERIOD                            $1.00        $1.00        $1.00
------------------------------------------------------   ------       ------       ------
TOTAL RETURN**                                             5.25%        3.02%        2.70%
------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------
  Expenses                                                 0.49%        0.49%        0.48%(b)
------------------------------------------------------
  Net investment income                                    5.12%        2.97%        2.69%(b)
------------------------------------------------------
  Expense waiver/reimbursement(a)                          0.44%        0.45%        0.47%(b)
------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------
  Net assets, end of period (000 omitted)               $10,169       $6,147       $4,714
------------------------------------------------------

* Reflects operations for the period from August 11, 1992 (date of initial public investment) to July 31, 1993.

** Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

 (b) Computed on an annualized basis.

 (See Notes which are an integral part of the Financial Statements)


GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees ("Trustees") have established two classes of shares of the Fund, known as Trust Shares and Investment Shares. This prospectus relates only to the Investment Shares ("Shares") of the Fund.

Investment Shares are designed for investors who are not clients of the Trust Department of The Fifth Third Bank ("Fifth Third Bank") and its affiliates as a convenient means of accumulating an interest in a professionally managed, diversified portfolio limited to money market instruments, consisting primarily of commercial paper, maturing in 13 months or less. A minimum initial investment of $1,000 is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income consistent with stability of principal. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues this investment objective by investing exclusively in a portfolio of money market instruments maturing in 13 months or less, with at least 65% of its assets invested in commercial paper. The average maturity of the money market instruments in the Fund's portfolio, computed on a dollar weighted basis, will be 90 days or less.

Unless indicated otherwise, the investment policies may be changed by the Trustees without the approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.

ACCEPTABLE INVESTMENTS. The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by nationally recognized statistical rating organizations ("NRSROs") or of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

     - domestic issues of corporate debt obligations, including variable rate demand notes;

     - commercial paper (including Canadian Commercial Paper and Europaper);


     - certificates of deposit, demand and time deposits, bankers' acceptances and other instruments issued by domestic and foreign banks and other deposit institutions ("Bank Instruments");

     - short-term credit facilities, such as demand notes;

     - obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities ("Government Securities"); and

     - other money market instruments.

The Fund invests only in instruments denominated and payable in U.S. dollars.

     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest adjustment or the date on which the Fund may next tender the security for repurchase. The Staff of the Securities and Exchange Commission has taken the position that variable rate demand notes are not commercial paper; although the Fund disagrees with this determination, variable rate demand notes will not be included in the 65% of Fund assets which will be invested in commercial paper. In the event that the Staff of the Securities and Exchange Commission changes its position on this matter, the Fund may include variable rate demand notes in the 65% minimum commercial paper investment without notifying shareholders.

     BANK INSTRUMENTS. The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The Fund will treat securities credit enhanced with a bank's letter of credit as Bank Instruments.

     ECDs, ETDs, Yankee CDs, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international, economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholdings or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, and recordkeeping, and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.


     SHORT-TERM CREDIT FACILITIES. Demand notes are short-term borrowing arrangements between a corporation and an institutional lender (such as the Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. The Fund may also enter into, or acquire participations in, short-term revolving credit facilities with corporate borrowers. Demand notes and other short-term credit arrangements usually provide for floating or variable rates of interest.

RATINGS. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's Ratings Group ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+ or -) by Fitch Investors Service, Inc. ("Fitch") are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance."

CREDIT ENHANCEMENT. The Fund may acquire securities that have been credit enhanced by a guaranty, letter of credit or insurance. The Fund typically evaluates the credit quality and ratings of credit enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, the Fund will not treat credit enhanced securities as having been issued by the credit enhancer for diversification purposes. However, under certain circumstances, applicable regulations may require the Fund to treat the securities as having been issued by both the issuer and the credit enhancer. The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase U.S. government securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the Fund's adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

CONCENTRATION OF INVESTMENTS. The Fund will invest at least 65% of its total assets in commercial paper and in excess of 25% of the Fund's assets will be comprised of commercial paper issued by finance companies unless the Fund is in a temporary defensive position as a result of economic conditions. Concentration of the Fund's portfolio in such obligations may entail additional risks which are not encountered by funds with more diversified portfolios.

INVESTMENT LIMITATIONS

The Fund will not:

     - borrow money except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets; or


     - with respect to 75% of the value of its total assets, invest more than 5% of its total assets in securities of one issuer (except repurchase agreements collateralized by U.S. government securities and U.S. government obligations). The remaining 25% of its total assets may be invested in a single issuer if the investment adviser believes such a strategy to be prudent.

The above investment limitations cannot be changed without shareholder approval.

As a matter of investment practice, which can be changed by the Trustees without shareholder approval, the Fund will not invest more than 10% of its net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in this prospectus and its Combined Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, as amended. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under circumstances permitted by Rule 2a-7. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.



FOUNTAIN SQUARE FUNDS INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Fifth Third Bank, the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

     ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to .40 of 1% of the Fund's average daily net assets. The Adviser has undertaken to waive up to the amount of the advisory fee, for operating expenses in excess of limitations established by certain states. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Fund for certain other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

     ADVISER'S BACKGROUND. Fifth Third Bank, an Ohio state chartered bank, is a wholly-owned subsidiary of Fifth Third Bancorp, a bank holding company organized under the laws of Ohio. Fifth Third Bank is a commercial bank offering a wide range of banking services to its customers. As of July 31, 1995, Fifth Third Bank and its affiliates managed assets in excess of $7.8 billion on a discretionary basis and provided custody services for additional assets in excess of $67.2 billion.

     Fifth Third Bank has managed pools of commingled funds since 1953. Currently, the Trust and Investment Division manages 14 such pools with total assets of over $1.11 billion. Fifth Third Bank has managed mutual funds since 1988.

     As part of its regular banking operations, Fifth Third Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of Fifth Third Bank. The lending relationship will not be a factor in the selection of securities.

DISTRIBUTION OF INVESTMENT SHARES

Until December 1, 1995, Federated Securities Corp. serves as the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the distributor for a number of investment companies. Federated Securities Corp., a subsidiary of Federated Investors, is located at Federated Investors Tower, Pittsburgh, PA 15222-3779.

Effective December 1, 1995, BISYS Fund Services L.P. will serve as the distributor for the Trust. BISYS Fund Services L.P. is wholly-owned by BISYS Group, Inc., 150 Clove Road, Little Falls, NJ 07424, a publicly owned company engaged in information processing and recordkeeping services to and through banking and other financial organizations.

DISTRIBUTION PLAN. Pursuant to the provisions of a distribution plan adopted in accordance with Rule 12b-1 (the "Plan"), under the Investment Company Act of 1940, the Fund will pay to the distributor an amount computed at an annual rate of up to 0.35% of the average daily net asset value of the Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Plan.

The distributor may from time to time and for such periods as it deems appropriate, voluntarily reduce its compensation under the Plan to the extent the expenses attributable to the Shares exceed such lower expense limitation as the distributor may, by notice to the Trust, voluntarily declare to be effective.

The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales and/or administrative services as agents for their clients or customers who beneficially own Shares. Administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Fund; assisting clients in changing dividend options; account designations, and addresses; and providing such other services as the Fund reasonably requests.

Financial institutions will receive fees from the distributor based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the distributor.

OTHER PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor, the Adviser, or their affiliates may also offer to pay a fee from their own assets to financial institutions as financial assistance for providing substantial marketing and sales support. The support may include initiating customer accounts, providing sales literature, or participating in sales, educational and training seminars (including those held at recreational facilities). Such assistance will be predicated upon the amount of shares the financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Adviser or its affiliates.

The Glass-Steagall Act limits the ability of a depository institution (such as a commercial bank or a savings and loan association) to become an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the administrative services.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.


ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Until December 1, 1995, Federated Administrative Services, a subsidiary of Federated Investors, provides the Fund with certain administrative personnel and services necessary to operate the Fund, such as legal and accounting services. Federated Administrative Services provides these at an annual rate as specified below:

       MAXIMUM                AVERAGE AGGREGATE DAILY
 ADMINISTRATIVE FEE           NET ASSETS OF THE TRUST
---------------------    ----------------------------------
      .15 of 1%              on the first $250 million
      .125 of 1%              on the next $250 million
      .10 of 1%               on the next $250 million
                            on assets in excess of $750
      .075 of 1%                      million

The administrative fee received during any fiscal year shall be at least $50,000 per Fund. Federated Administrative Services may choose voluntarily to waive a portion of its fee at any time.

Effective December 1, 1995, BISYS Fund Services L.P. will serve as the administrator. The administrator generally assists in all aspects of the Trust's administration and operation including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. BISYS Fund Services L.P. provides these at an annual rate as specified below:

      MAXIMUM              AVERAGE AGGREGATE DAILY NET
ADMINISTRATIVE FEE             ASSETS OF THE TRUST
-------------------    ------------------------------------
       .10%                  of the first $1 billion
       .08%                   of the next $1 billion
       .07%                  in excess of $2 billion

The administrator may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

Effective December 1, 1995, pursuant to a separate agreement with BISYS Fund Services L.P., Fifth Third Bank performs sub-administration services on behalf of the Fund including providing certain administrative personnel and services necessary to operate the Fund for which it receives a fee from BISYS Fund Services L.P. computed daily and paid periodically calculated at an annual rate of 0.025% of average daily net assets.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Fifth Third Bank, Cincinnati, Ohio, is custodian for the securities and cash of the Fund, transfer agent for the shares of the Fund, and dividend disbursing agent for the Fund.


INDEPENDENT AUDITORS. The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania.



NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by adding the interest of the Shares in the value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per Share.

INVESTING IN INVESTMENT SHARES
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. Customers of Fifth Third Securities may purchase Investment Shares through Fifth Third Securities. All other investors should purchase Investment Shares directly from the distributor. In connection with the sale of Investment Shares, the distributor may from time to time offer certain items of nominal value to a shareholder or investor. The Fund reserves the right to reject any purchase request. Purchases through Fifth Third Bank may not be available to investors in all states.

THROUGH FIFTH THIRD SECURITIES. A customer of Fifth Third Securities may telephone Fifth Third Securities at (513) 744-8888 in Cincinnati or toll-free
(800) 334-0483 to place an order to purchase Investment Shares. All other investors must place their purchase orders through the distributor. Texas residents must purchase Shares through Federated Securities Corp. at 1-800-358-2801 until December 1, 1995. Effective December 1, 1995, Texas residents must contact BISYS Fund Services L.P. at 1-800-554-3862.

Payment may be made to the Fund either by check or federal funds. Orders are considered received after payment by check is converted into federal funds and received by Fifth Third Bank. This is normally the next business day after Fifth Third Bank receives the check. When payment is made with federal funds, the order is considered received when federal funds are received by Fifth Third Bank. Federal funds should be wired to Fifth Third Bank as follows: ABA No. 042 000 314 Fifth Third Cincinnati. Attention: Fountain Square Funds Department; For Credit to: (shareholder name and account number); For Further Credit to:
Fountain Square Commercial Paper Fund -- Investment Shares. Investors not purchasing through Fifth Third Bank should consult their financial institutions for wiring instructions.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund by an investor is $1,000. Subsequent investments must be in amounts of at least $50. For customers of Fifth Third Bank, an institutional investor's minimum investment will be calculated by combining all accounts it maintains with Fifth Third Bank and investments in the Fund.

The minimum investment requirements do not apply with respect to accounts that have been established to automatically invest cash accumulations in the Fund. Investors participating in such arrangements may be charged separate fees by the financial institution that provides this service, and should read this prospectus along with their financial institution's agreement or other literature relating to this service.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. The Fund does not impose a sales charge.

The net asset value is determined at 4:00 p.m. (Cincinnati time), Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, and Christmas Day.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Fifth Third Bank maintains a share account for each shareholder of record. Share certificates are not issued.

Detailed statements that include account balances, information on each purchase or redemption, and a report of dividends paid during the month are sent to each shareholder monthly and will serve as confirmations of all transactions in the shareholder's account for the statement period.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends will be reinvested on payment dates in additional Shares unless cash payments are requested by writing to the Fund or Fifth Third Bank, as appropriate. Share purchase orders received by Fifth Third Bank before 12:00 noon (Cincinnati time) earn dividends that day.

CAPITAL GAINS

If the Fund experiences capital gains, it could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

EXCHANGES
--------------------------------------------------------------------------------

Shareholders who are clients of Fifth Third Securities may exchange shares of one Fund for shares of any of the other Funds in the Trust by calling Fifth Third Securities at (513) 744-8888 in Cincinnati or toll-free (800) 334-0483 or sending a written request to Fifth Third Securities. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone instructions.


Shares of Funds with a sales charge may be exchanged at net asset value for shares of other Funds with an equal sales charge or no sales charge. Shares of Funds with no sales charge acquired by direct purchase or reinvestment of dividends on such shares may be exchanged for shares of Funds with a sales charge at net asset value plus the applicable sales charge. When exchanging into and out of shares of the Funds in the Trust, shareholders who have paid a sales load once upon purchasing shares of any Fund will not have to pay a sales load again on an exchange.

Orders for exchanges of shares of money market funds must be received by 12:00 noon (Cincinnati time). Orders for exchanges of the International Equity Fund, Government Fund, Bond Fund, Ohio Tax Free Fund, Growth Fund, Mid Cap Fund, and Balanced Fund must be received by 4:00 p.m. (Cincinnati time). Orders for exchanges are taken on any day that the Funds are open for business. Orders which are received prior to the cut-off times listed above will be executed as of the close of business that day. Orders received after the respective cut-off times will be executed at the close of the next business day.

An excessive number of exchanges may be disadvantageous to the Trust. Therefore the Trust, in addition to its right to reject any exchange, reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination.

An exchange order must comply with the requirements for a redemption and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial investment requirement of the Fund being acquired. An exchange constitutes a sale for federal income tax purposes.

The exchange privilege is only available in states where shares of the Fund being acquired may legally be sold. Before the exchange, a shareholder must receive a prospectus of the Fund for which the exchange is being made.

REDEEMING INVESTMENT SHARES
--------------------------------------------------------------------------------

The Fund redeems Shares at their net asset value next determined after Fifth Third Bank receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemption must be received in proper form and can be made through Fifth Third Bank or Fifth Third Securities.

THROUGH FIFTH THIRD SECURITIES

BY TELEPHONE. A shareholder who is a customer of Fifth Third Securities may redeem shares by telephoning Fifth Third Securities at (513) 744-8888 in Cincinnati or toll-free (800) 334-0483. All other investors may redeem through Federated Securities Corp. by calling 1-800-358-2801 until December 1, 1995. Effective December 1, 1995, all other investors may redeem through BISYS Fund Services L.P. at 1-800-554-3826.

For calls received by Fifth Third Securities before 12:00 noon (Cincinnati time), proceeds will normally be dispersed the same day to the shareholder's account at Fifth Third Bank or Fifth Third Securities, or a check will be sent to the address of record. Those Shares will not be entitled to the dividend declared that day. For calls received after 12:00 noon (Cincinnati time), proceeds will normally be dispersed the following business day. Those Shares will be entitled to the dividend declared on the day the redemption request was received. In no event will proceeds be dispersed more than seven days after a proper request for redemption has been received. If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Fifth Third Securities or the distributor.

Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

BY MAIL. A shareholder who is a customer of Fifth Third Securities may redeem shares by sending a written request to Fifth Third Securities.

The written request should include the shareholder's name, the Fund name and class of shares, the account number, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request. Shareholders should call Fifth Third Bank or Fifth Third Securities for assistance in redeeming by mail.

Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

     - a trust company or commercial bank whose deposits are insured by BIF, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

     - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

     - a savings and loan association or a savings bank whose deposits are insured by the SAIF, which is administered by the FDIC; or

     - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

RECEIVING PAYMENT. Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper redemption request, provided the Fund or its agents have received payment for shares from the shareholder.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account and pay the proceeds to the shareholder if, due to shareholder redemptions, the account balance falls below the required minimum value of $1,000.

Before redeeming Shares to close an account, the Fund will notify the shareholder in writing and allow the shareholder 30 days to purchase additional Shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each Fund in the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only shares of that Fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or the Fund's operation and for the election of Trustees under certain circumstances. As of July 31, 1995, Fifth Third Bank may for certain purposes be deemed to control the Funds because it is owner of record of certain shares of the Funds.

Trustees may be removed by a two-thirds vote of the number of Trustees prior to such removal or by a two-thirds vote of the shareholders at a special meeting. The Trustees shall call a special meeting of shareholders upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all series entitled to vote.

MASSACHUSETTS LAW

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Fund for such acts or obligations of the Trust. These documents require inclusion of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign on behalf of the Fund.

In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required by the Declaration of Trust to use the property of the Fund to protect or to compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder of the Fund for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and to pay judgments against them from the assets of the Fund.


EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customer. The Fund's investment adviser, Fifth Third Bank, is subject to such banking laws and regulations.

Fifth Third Bank believes that it may perform the investment advisory services for the Fund contemplated by its advisory agreement with the Trust without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent Fifth Third Bank from continuing to perform all or a part of the above services for its customers and/or the Fund. In such event, changes in the operation of the Fund may occur, including the possible alteration or termination of any automatic or other Fund share investment and redemption services then being provided by Fifth Third Bank, and the Trustees would consider alternative investment advisers and other means of continuing available investment services. It is not expected that Fund shareholders would suffer any adverse financial consequences (if another adviser with equivalent abilities to Fifth Third Bank is found) as a result of any of these occurrences.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its yield and effective yield for Investment Shares.

The yield of Investment Shares represents the annualized rate of income earned on an investment in Investment Shares over a seven-day period. It is the annualized dividends earned during the period on the investment, shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned by an investment in Investment Shares is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Advertisements and other sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in Investment Shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

Yield and effective yield will be calculated separately for Trust Shares and Investment Shares.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------

Trust Shares of the Fund are sold to Trust clients of Fifth Third Bank and are subject to a minimum initial investment of $1,000. Trust Shares are sold at net asset value and are distributed without a Rule 12b-1 Plan.

Financial institutions and brokers providing sales and/or administrative services may receive different compensation from one class of shares than from another class of shares.

The amount of dividends payable to Trust Shares will exceed those payable to Investment Shares by the difference between class expenses and distribution expenses borne by shares of each respective class.

The stated advisory fee is the same for both classes of shares.

To obtain more information and a prospectus for Trust Shares, investors may call
(513) 744-8888 in Cincinnati or toll free (800) 334-0483.


FOUNTAIN SQUARE COMMERCIAL PAPER FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                               VALUE
-----------    ------------------------------------------------------------------   ------------
              *COMMERCIAL PAPER--85.0%
---------------------------------------------------------------------------------
               AUTO & TRUCKS--1.7%
               ------------------------------------------------------------------
$ 4,000,000    Daimler-Benz, 5.911%, 10/10/1995                                     $  3,955,511
               ------------------------------------------------------------------   ------------
               BANKING--19.5%
               ------------------------------------------------------------------
  4,000,000    A.I.G. Funding, 5.957%, 9/19/1995                                       3,968,477
               ------------------------------------------------------------------
  8,000,000    Banc One Corp., 5.784%-6.055%, 9/11/1995-11/6/1995                      7,920,943
               ------------------------------------------------------------------
  5,000,000    Morgan (J.P.) & Co., 5.821%, 9/1/1995                                   4,975,458
               ------------------------------------------------------------------
 10,000,000    Rabobank Nederland, 5.891%-6.113%, 8/10/1995-10/25/1995                 9,937,257
               ------------------------------------------------------------------
  8,000,000    Republic National Bank of New York, 5.738%-5.775%,
               10/13/1995-12/22/1995                                                   7,877,168
               ------------------------------------------------------------------
  6,000,000    Societe Generale N.A., Inc., 5.664%-5.912%, 10/26/1995-12/8/1995        5,900,312
               ------------------------------------------------------------------
  5,000,000    Wachovia Corp., 6.134%, 8/2/1995                                        4,999,172
               ------------------------------------------------------------------   ------------
               Total                                                                  45,578,787
               ------------------------------------------------------------------   ------------
               CHEMICAL--2.1%
               ------------------------------------------------------------------
  5,000,000    duPont (E.I.) deNemours and Co., 6.023%, 8/3/1995                       4,998,364
               ------------------------------------------------------------------   ------------
               CONSUMER PRODUCTS--3.8%
               ------------------------------------------------------------------
  6,000,000    Hewlett-Packard Co., 5.784%-5.818%, 10/10/1995-10/30/1995               5,924,783
               ------------------------------------------------------------------
  3,000,000    Procter & Gamble Co., 5.732%, 9/6/1995                                  2,983,200
               ------------------------------------------------------------------   ------------
               Total                                                                   8,907,983
               ------------------------------------------------------------------   ------------
               DIVERSIFIED--2.5%
               ------------------------------------------------------------------
  6,000,000    Cargill, Inc., 5.894%, 9/27/1995                                        5,945,565
               ------------------------------------------------------------------   ------------
               EDUCATION--8.0%
               ------------------------------------------------------------------
  8,000,000    Harvard University, 6.03%-6.10%, 8/7/1995-8/14/1995                     7,988,668
               ------------------------------------------------------------------
 10,675,000    Stanford University, 5.899%-6.715%, 8/1/1995-11/13/1995                10,613,537
               ------------------------------------------------------------------   ------------
               Total                                                                  18,602,205
               ------------------------------------------------------------------   ------------
               FINANCE--AUTOMOTIVE--1.3%
               ------------------------------------------------------------------
  3,000,000    Associates Corp. of North America, 6.072%, 8/2/1995                     2,999,505
               ------------------------------------------------------------------   ------------



FOUNTAIN SQUARE COMMERCIAL PAPER FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                               VALUE
-----------    ------------------------------------------------------------------   ------------
COMMERCIAL PAPER--CONTINUED
---------------------------------------------------------------------------------
               FINANCE--COMMERCIAL--15.3%
               ------------------------------------------------------------------
$ 3,000,000    A.I. Credit Corp., 5.880%, 10/12/1995                                $  2,965,800
               ------------------------------------------------------------------
  7,000,000    General Electric Capital Corp., 5.786%-5.819%, 8/8/1995-11/28/1995      6,922,625
               ------------------------------------------------------------------
  4,000,000    MetLife Funding Corp., 6.05%, 8/22/1995                                 3,986,280
               ------------------------------------------------------------------
 11,000,000    Norwest Corp., 5.849%-6.19%, 8/14/1995-10/17/1995                      10,926,508
               ------------------------------------------------------------------
 11,000,000    Paccar Financial Corp., 6.094%-6.115%, 8/9/1995-8/23/1995              10,974,131
               ------------------------------------------------------------------   ------------
               Total                                                                  35,775,344
               ------------------------------------------------------------------   ------------
               FOOD AND BEVERAGE--4.4%
               ------------------------------------------------------------------
  5,000,000    Coca-Cola Co., 5.911%, 9/8/1995                                         4,969,547
               ------------------------------------------------------------------
  5,399,000    Nestle Capital, 5.921%-5.997%, 9/5/1995-10/23/1995                      5,350,303
               ------------------------------------------------------------------   ------------
               Total                                                                  10,319,850
               ------------------------------------------------------------------   ------------
               MANUFACTURING--9.4%
               ------------------------------------------------------------------
  5,000,000    Emerson Electric Co., 6.015%, 8/4/1995                                  4,997,563
               ------------------------------------------------------------------
  8,000,000    Minnesota Mining & Manufacturing Co., 5.899%-5.985%,
               8/25/1995-9/14/1995                                                     7,952,933
               ------------------------------------------------------------------
  9,000,000    Pitney Bowes, Inc., 5.915%-6.037%, 8/31/1995-9/21/1995                  8,946,163
               ------------------------------------------------------------------   ------------
               Total                                                                  21,896,659
               ------------------------------------------------------------------   ------------
               OIL & GAS--3.4%
               ------------------------------------------------------------------
  8,000,000    Shell Oil Co., 5.944%-6.220%, 9/15/1995-10/2/1995                       7,929,954
               ------------------------------------------------------------------   ------------
               PAPER/PRODUCTS--1.7%
               ------------------------------------------------------------------
  4,000,000    Kimberly-Clark, 5.771%, 9/18/1995                                       3,969,973
               ------------------------------------------------------------------   ------------
               PHARMACEUTICALS AND HEALTH CARE--3.4%
               ------------------------------------------------------------------
  4,000,000    Schering-Plough Corp., 6.155%, 9/5/1995                                 3,976,861
               ------------------------------------------------------------------
  4,000,000    Warner-Lambert Co., 5.803%, 10/23/1995                                  3,948,079
               ------------------------------------------------------------------   ------------
               Total                                                                   7,924,940
               ------------------------------------------------------------------   ------------


FOUNTAIN SQUARE COMMERCIAL PAPER FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                               VALUE
-----------    ------------------------------------------------------------------   ------------
COMMERCIAL PAPER--CONTINUED
---------------------------------------------------------------------------------
               RETAIL STORES--3.0%
               ------------------------------------------------------------------
$ 7,000,000    Toys R Us, Inc., 5.807%, 8/17/1995                                   $  6,982,267
               ------------------------------------------------------------------   ------------
               TELECOMMUNICATIONS--1.7%
               ------------------------------------------------------------------
  4,000,000    U.S. West Communications, Inc., 5.944%, 8/11/1995                       3,993,556
               ------------------------------------------------------------------   ------------
               TRANSPORTATION--3.8%
               ------------------------------------------------------------------
  9,000,000    United Parcel Service of America, Inc., 5.889%-6.028%,
               8/9/1995-9/7/1995                                                       8,964,826
               ------------------------------------------------------------------   ------------
               TOTAL COMMERCIAL PAPER                                                198,745,289
               ------------------------------------------------------------------   ------------
**REPURCHASE AGREEMENTS--15.5%
---------------------------------------------------------------------------------
 10,000,000    Bear, Stearns & Co., Inc., 5.80%, dated 7/31/1995, due 8/1/1995        10,000,000
               ------------------------------------------------------------------
 16,311,000    Nesbitt Burns, 5.82%, dated 7/31/1995, due 8/1/1995                    16,311,000
               ------------------------------------------------------------------
 10,000,000    J.P. Morgan Securities, Inc., 5.82%, dated 7/31/1995, due 8/1/1995     10,000,000
               ------------------------------------------------------------------   ------------
               TOTAL REPURCHASE AGREEMENTS                                            36,311,000
               ------------------------------------------------------------------   ------------
               TOTAL INVESTMENTS, AT AMORTIZED COST                                 $235,056,289+
               ------------------------------------------------------------------   ------------

 * Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

** The repurchase agreements are fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

 + Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($233,808,744)
      at July 31, 1995.

(See Notes which are an integral part of the Financial Statements)

FOUNTAIN SQUARE COMMERCIAL PAPER FUND
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1995
--------------------------------------------------------------------------------

ASSETS:
-----------------------------------------------------------------
Investments in repurchase agreements                                $ 36,311,000
-----------------------------------------------------------------
Investments in securities                                            198,745,289
-----------------------------------------------------------------   ------------
     Total investments, at amortized cost and value                                 $235,056,289
--------------------------------------------------------------------------------
Cash                                                                                         308
--------------------------------------------------------------------------------
Income receivable                                                                          5,865
--------------------------------------------------------------------------------    ------------
     Total assets                                                                    235,062,462
--------------------------------------------------------------------------------
LIABILITIES:
-----------------------------------------------------------------
Payable to Adviser                                                        97,171
-----------------------------------------------------------------
Dividends payable                                                      1,100,692
-----------------------------------------------------------------
Accrued expenses                                                          55,855
-----------------------------------------------------------------   ------------
     Total liabilities                                                                 1,253,718
--------------------------------------------------------------------------------    ------------
NET ASSETS for 233,808,744 shares of beneficial interest outstanding                $233,808,744
--------------------------------------------------------------------------------    ------------
NET ASSET VALUE, Offering Price, and Redemption Proceeds Per Share:
--------------------------------------------------------------------------------
Trust Shares ($223,640,180 / 223,640,180 shares of beneficial interest
  outstanding)                                                                             $1.00
--------------------------------------------------------------------------------    ------------
Investment Shares ($10,168,564 / 10,168,564 shares of beneficial interest
  outstanding)                                                                             $1.00
--------------------------------------------------------------------------------    ------------

(See Notes which are an integral part of the Financial Statements)


FOUNTAIN SQUARE COMMERCIAL PAPER FUND
STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-----------------------------------------------------------------------------------
Interest income                                                                        $13,526,740
-----------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------
Investment advisory fee                                                  $  958,506
---------------------------------------------------------------------
Administrative personnel and services fee                                   265,038
---------------------------------------------------------------------
Custodian fee                                                                22,146
---------------------------------------------------------------------
Portfolio accounting, transfer and dividend disbursing agent fees and
expenses                                                                     57,676
---------------------------------------------------------------------
Directors'/Trustees' fees                                                     6,771
---------------------------------------------------------------------
Auditing fees                                                                13,066
---------------------------------------------------------------------
Legal fees                                                                    5,545
---------------------------------------------------------------------
Fund share registration costs                                                29,953
---------------------------------------------------------------------
Printing and postage                                                         19,975
---------------------------------------------------------------------
Insurance premiums                                                            8,210
---------------------------------------------------------------------
Distribution services fee                                                    33,414
---------------------------------------------------------------------    ----------
     Total expenses                                                       1,420,300
---------------------------------------------------------------------
Deduct--
---------------------------------------------------------------------
  Waiver of investment advisory fee                          $190,170
----------------------------------------------------------
  Waiver of distribution services fee                          33,414
----------------------------------------------------------
  Waiver of custodian fee                                      22,146       245,730
----------------------------------------------------------   --------    ----------
     Net expenses                                                                        1,174,570
-----------------------------------------------------------------------------------    -----------
          Net investment income                                                        $12,352,170
-----------------------------------------------------------------------------------    -----------

(See Notes which are an integral part of the Financial Statements)

FOUNTAIN SQUARE COMMERCIAL PAPER FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      YEAR ENDED JULY 31,
                                                                --------------------------------
                                                                     1995              1994
                                                                ---------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------
Net investment income                                           $    12,352,170    $   6,633,051
-------------------------------------------------------------   ---------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------
Dividends to shareholders from net investment income:
-------------------------------------------------------------
Trust Shares                                                        (11,852,325)      (6,444,903)
-------------------------------------------------------------
Investment Shares                                                      (499,845)        (188,148)
-------------------------------------------------------------   ---------------    -------------
     Change in net assets from distributions to shareholders        (12,352,170)      (6,633,051)
-------------------------------------------------------------   ---------------    -------------
FUND SHARE (PRINCIPAL) TRANSACTIONS--
-------------------------------------------------------------
Proceeds from sale of shares                                      1,139,381,157      868,472,344
-------------------------------------------------------------
Cost of shares redeemed                                          (1,124,845,195)    (833,978,799)
-------------------------------------------------------------   ---------------    -------------
     Change in net assets from Fund share transactions               14,535,962       34,493,545
-------------------------------------------------------------   ---------------    -------------
          Change in net assets                                       14,535,962       34,493,545
-------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------
Beginning of period                                                 219,272,782      184,779,237
-------------------------------------------------------------   ---------------    -------------
End of period                                                   $   233,808,744    $ 219,272,782
-------------------------------------------------------------   ---------------    -------------

(See Notes which are an integral part of the Financial Statements)


FOUNTAIN SQUARE COMMERCIAL PAPER FUND
NOTES TO FINANCIAL STATEMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

Fountain Square Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of nine diversified portfolios and one non-diversified portfolio. The financial statements included herein are only those of Fountain Square Commercial Paper Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Trust Shares and Investment Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

B. REPURCHASE AGREEMENTS--It is the policy of the Fund to require a custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

   The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees").

   Risks may arise from the potential inability of counterparties to honor the terms of the agreements. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

C. INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

D. FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.


FOUNTAIN SQUARE COMMERCIAL PAPER FUND
--------------------------------------------------------------------------------

E. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date.

F. OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 1995, capital paid-in aggregated $233,808,744. Transactions in Fund shares were as follows:

                                                                       YEAR ENDED JULY 31,
                                                                 -------------------------------
                         TRUST SHARES                                 1995              1994
--------------------------------------------------------------   --------------     ------------
Shares sold                                                       1,114,106,500      848,035,515
--------------------------------------------------------------
Shares redeemed                                                  (1,103,592,384)    (814,974,172)
--------------------------------------------------------------   --------------     ------------
     Net change resulting from Trust Share transactions              10,514,116       33,061,343
--------------------------------------------------------------   --------------     ------------
INVESTMENT SHARES
--------------------------------------------------------------
Shares sold                                                          25,274,657       20,436,829
--------------------------------------------------------------
Shares redeemed                                                     (21,252,811)     (19,004,627)
--------------------------------------------------------------   --------------     ------------
     Net change resulting from Investment Share transactions          4,021,846        1,432,202
--------------------------------------------------------------   --------------     ------------
       Net change resulting from Fund share transactions             14,535,962       34,493,545
--------------------------------------------------------------   --------------     ------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Fifth Third Bank, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to
0.40 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The FAS fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund's Investment Shares to finance activities intended to result in the sale of the Fund's Investment Shares. The Plan provides that the


FOUNTAIN SQUARE COMMERCIAL PAPER FUND
--------------------------------------------------------------------------------

Fund may incur distribution expenses up to 0.35 of 1% of the average daily net assets of the Investment Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive all or a portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES, PORTFOLIO ACCOUNTING AND CUSTODIAN FEES--Fifth Third Bank serves as transfer and dividend disbursing agent for the Fund for which it receives a fee. Fifth Third Bank sub-contracts the execution of the transfer and dividend disbursing agent functions to a non-affiliated entity. The fee is based on the level of the Fund's average net assets for the period, plus out-of-pocket expenses.

Fifth Third Bank maintains the Fund's accounting records for which it receives a fee. Fifth Third Bank sub-contracts the execution of the accounting services function to a non-affiliated entity. The fee is based on the level of the Fund's average net assets for the period, plus out-of-pocket expenses.

Fifth Third Bank is the Fund's custodian for which it receives a fee. The fee is based on the level of the Fund's average net assets for the period, plus out-of-pocket expenses. The custodian may choose to voluntarily waive all or a portion of its fees.

Certain of the Officers and Trustees of the Trust are Officers and Trustees of the above companies.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of

FOUNTAIN SQUARE FUNDS:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Fountain Square Commercial Paper Fund (one of the portfolios comprising Fountain Square Funds), as of July 31, 1995, and the related statement of operations for the year then ended, and statement of changes in net assets and financial highlights for the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fountain Square Commercial Paper Fund at July 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for the periods presented therein, in conformity with generally accepted accounting principles.

ERNST & YOUNG LLP

Pittsburgh, Pennsylvania

September 15, 1995


ADDRESSES
--------------------------------------------------------------------------------

                 Fountain Square Commercial Paper Fund        Fountain Square Funds
                 Investment Shares                            c/o Fifth Third Bank
                                                              38 Fountain Square Plaza
                                                              Cincinnati, Ohio 45263
-------------------------------------------------------------------------------------------------
Investment Adviser
                 Fifth Third Bank                             38 Fountain Square Plaza
                                                              Cincinnati, Ohio 45263
-------------------------------------------------------------------------------------------------
Custodian, Transfer Agent, and Dividend Disbursing Agent
                 Fifth Third Bank                             38 Fountain Square Plaza
                                                              Cincinnati, Ohio 45263
-------------------------------------------------------------------------------------------------
Independent Auditors
                 Ernst & Young LLP                            One Oxford Centre
                                                              Pittsburgh, Pennsylvania 15219
-------------------------------------------------------------------------------------------------



FOUNTAIN SQUARE COMMERCIAL PAPER FUND
TRUST SHARES

[LOGO]
FOUNTAIN SQUARE FUNDS
PROSPECTUS

[LOGO]
FIFTH THIRD BANK
INVESTMENT ADVISER

Cusip 350756201
9052205A-I (9/95)
65-0921


FOUNTAIN SQUARE COMMERCIAL PAPER FUND

(A PORTFOLIO OF FOUNTAIN SQUARE FUNDS)
TRUST SHARES
PROSPECTUS

The Trust Shares of Fountain Square Commercial Paper Fund (the "Fund") offered by this prospectus represent interests in a diversified portfolio of securities which is one of a series of investment portfolios in Fountain Square Funds (the "Trust"), an open-end management investment company (a mutual fund).

The Fund is a money market fund which invests in money market instruments, consisting primarily of commercial paper, to achieve current income consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF FIFTH THIRD BANK, ARE NOT ENDORSED OR GUARANTEED BY FIFTH THIRD BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in Trust Shares of the Fund. Keep this prospectus for future reference.


The Fund has also filed a Combined Statement of Additional Information for Trust Shares and Investment Shares, dated September 30, 1995, with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Combined Statement of Additional Information free of charge, obtain other information or make inquiries about the Fund by writing to the Fund or calling (513) 579-6039 in Cincinnati or toll-free (800) 654-5372.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated September 30, 1995



TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS--TRUST SHARES                                             2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
-----------------------------------------------------
  Investment Objective                                                         3
  Investment Policies                                                          3
     Acceptable Investments                                                    3
       Variable Rate Demand Notes                                              4
       Bank Instruments                                                        4
       Short-Term Credit Facilities                                            4
     Ratings                                                                   5
     Credit Enhancement                                                        5
     Demand Features                                                           5
     Repurchase Agreements                                                     5
     When-Issued and Delayed Delivery
       Transactions                                                            5
     Concentration of Investments                                              6
     Investment Limitations                                                   6
     Regulatory Compliance                                                   6

FOUNTAIN SQUARE FUNDS INFORMATION                                              7
------------------------------------------------------
  Management of the Trust                                                      7
     Board of Trustees                                                         7
     Investment Adviser                                                        7
     Advisory Fees                                                           7
     Adviser's Background                                                    7
     Distribution of Trust Shares                                            7
     Payments to Financial Institutions                                        8
  Administration of the Fund                                                   8
     Administrative Services                                                   8
     Custodian, Transfer Agent, and
       Dividend Disbursing Agent                                               9
     Independent Auditors                                                      9

NET ASSET VALUE                                                                9
------------------------------------------------------

INVESTING IN TRUST SHARES                                                      9
------------------------------------------------------
  Share Purchases                                                              9
     Through Fifth Third Bank                                                  9
  Minimum Investment Required                                                 10
  What Shares Cost                                                            10
  Certificates and Confirmations                                              10
  Dividends                                                                   10
  Capital Gains                                                               11

EXCHANGES                                                                     11
------------------------------------------------------

REDEEMING TRUST SHARES                                                        12
------------------------------------------------------
  Through Fifth Third Bank                                                    12
     By Telephone                                                             12
     By Mail                                                                  12
     Receiving Payment                                                        13
  Accounts with Low Balances                                                  13

SHAREHOLDER INFORMATION                                                       13
------------------------------------------------------
  Voting Rights                                                               13
  Massachusetts Law                                                           14

EFFECT OF BANKING LAWS                                                        14
------------------------------------------------------

TAX INFORMATION                                                               15
------------------------------------------------------
  Federal Income Tax                                                          15

PERFORMANCE INFORMATION                                                       15
------------------------------------------------------

OTHER CLASSES OF SHARES                                                       16
------------------------------------------------------

FINANCIAL STATEMENTS                                                          17
------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS                                                26
------------------------------------------------------

ADDRESSES                                                                     27
------------------------------------------------------



SUMMARY OF FUND EXPENSES

--------------------------------------------------------------------------------


                                        TRUST SHARES
                              SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering
  price)...................................................................              None
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)......................................              None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable)......................................              None
Redemption Fees (as a percentage of amount redeemed, if applicable)........              None
Exchange Fee...............................................................              None
                           ANNUAL TRUST SHARES OPERATING EXPENSES
                           (As a percentage of average net assets)
Management Fee (after waiver)(1)...........................................             0.32%
12b-1 Fee..................................................................              None
Other Expenses(2)..........................................................             0.17%
     Total Trust Shares Operating Expenses(3)..............................             0.49%



(1) The management fee has been reduced to reflect the voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.



(2) Other expenses have been reduced to reflect the voluntary waiver of its fee by the custodian.



(3) Total Operating Expenses would have been 0.58% absent the voluntary waiver by the investment adviser and custodian.



     THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE TRUST SHARES WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FOUNTAIN SQUARE FUNDS INFORMATION" AND "INVESTING IN TRUST SHARES." Wire-transferred redemptions of less than $10,000 may be subject to additional fees.



                        EXAMPLE                            1 year    3 years    5 years    10 years
--------------------------------------------------------   -------   --------   --------   ---------
You would pay the following expenses on a $1,000
investment assuming (1) 5% annual return and (2)
  redemption at the end of each time period. The Fund
charges no redemption fees for Trust Shares.............     $5        $16        $27         $62



     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


FOUNTAIN SQUARE COMMERCIAL PAPER FUND



FINANCIAL HIGHLIGHTS--TRUST SHARES

--------------------------------------------------------------------------------


(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 26.



                                                             YEAR ENDED JULY 31,
                                   ------------------------------------------------------------------------
                                    1995       1994       1993       1992       1991       1990      1989*
                                   ------     ------     ------     ------     ------     ------     ------
NET ASSET VALUE, BEGINNING OF
PERIOD                              $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
---------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
  Net investment income              0.05       0.03       0.03       0.04       0.07       0.08       0.01
---------------------------------  ------     ------     ------     ------     ------     ------     ------
LESS DISTRIBUTIONS
---------------------------------
  Distributions to shareholders
  from net investment income        (0.05)     (0.03)     (0.03)     (0.04)     (0.07)     (0.08)     (0.01)
---------------------------------  ------     ------     ------     ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
---------------------------------  ------     ------     ------     ------     ------     ------     ------
TOTAL RETURN**                       5.25%      3.02%      2.78%      4.27%      6.89%      8.22%      1.19%
---------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------
  Expenses                           0.49%      0.49%      0.48%      0.46%      0.50%      0.53%      0.45%(b)
---------------------------------
  Net investment income              5.12%      2.97%      2.75%      4.19%      6.61%      7.86%      8.95%(b)
---------------------------------
  Expense waiver/
  reimbursement(a)                   0.09%      0.10%      0.12%      0.14%      0.14%      0.16%      0.35%(b)
---------------------------------
SUPPLEMENTAL DATA
---------------------------------
  Net assets, end of period
  (000 omitted)                    $223,640   $213,126   $180,065   $194,308   $213,889   $174,727   $62,225
---------------------------------



 * Reflects operations for the period from June 14, 1989 (date of initial public offering) to July 31, 1989.



** Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.



(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



(b) Computed on an annualized basis.



(See Notes which are an integral part of the Financial Statements)



GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees ("Trustees") have established two classes of shares of the Fund, known as Trust Shares and Investment Shares. This prospectus relates only to the Trust Shares ("Shares") of the Fund.


Trust Shares are designed for Trust clients of The Fifth Third Bank ("Fifth Third Bank") and its affiliates as a convenient means of accumulating an interest in a professionally managed, diversified portfolio limited to money market instruments, consisting primarily of commercial paper, maturing in 13 months or less. A minimum initial investment of $1,000 is required.


The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income consistent with stability of principal. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues this investment objective by investing exclusively in a portfolio of money market instruments maturing in 13 months or less, with at least 65% of its assets invested in commercial paper. The average maturity of the money market instruments in the Fund's portfolio, computed on a dollar weighted basis, will be 90 days or less.

Unless indicated otherwise, the investment policies may be changed by the Trustees without the approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.

ACCEPTABLE INVESTMENTS. The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by nationally recognized statistical rating organizations ("NRSROs") or of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

     - domestic issues of corporate debt obligations, including variable rate demand notes;

     - commercial paper (including Canadian Commercial Paper and Europaper);

     - certificates of deposit, demand and time deposits, bankers' acceptances and other instruments issued by domestic and foreign banks and other deposit institutions ("Bank Instruments");


     - short-term credit facilities, such as demand notes;

     - obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities ("Government Securities"); and

     - other money market instruments.

The Fund invests only in instruments denominated and payable in U.S. dollars.

     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest adjustment or the date on which the Fund may next tender the security for repurchase. The Staff of the Securities and Exchange Commission has taken the position that variable rate demand notes are not commercial paper; although the Fund disagrees with this determination, variable rate demand notes will not be included in the 65% of Fund assets which will be invested in commercial paper. In the event that the Staff of the Securities and Exchange Commission changes its position on this matter, the Fund may include variable rate demand notes in the 65% minimum commercial paper investment without notifying shareholders.

     BANK INSTRUMENTS. The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The Fund will treat securities credit enhanced with a bank's letter of credit as Bank Instruments.

     ECDs, ETDs, Yankee CDs, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international, economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholdings or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, and recordkeeping, and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.

     SHORT-TERM CREDIT FACILITIES. Demand notes are short-term borrowing arrangements between a corporation and an institutional lender (such as the Fund) payable upon demand by either party.


     The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. The Fund may also enter into, or acquire participation in, short-term revolving credit facilities with corporate borrowers. Demand notes and other short-term credit arrangements usually provide for floating or variable rates of interest.

RATINGS. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's Ratings Group ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+ or -) by Fitch Investors Service, inc. ("Fitch") are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance."

CREDIT ENHANCEMENT. The Fund may acquire securities that have been credit enhanced by a guaranty, letter of credit or insurance. The Fund typically evaluates the credit quality and ratings of credit enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, the Fund will not treat credit enhanced securities as having been issued by the credit enhancer for diversification purposes. However, under certain circumstances, applicable regulations may require the Fund to treat the securities as having been issued by both the issuer and the credit enhancer. The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase U.S. government securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.



The Fund may dispose of a commitment prior to settlement if the Fund's adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.


CONCENTRATION OF INVESTMENTS. The Fund will invest at least 65% of its total assets in commercial paper and in excess of 25% of the Fund's assets will be comprised of commercial paper issued by finance companies unless the Fund is in a temporary defensive position as a result of economic conditions. Concentration of the Fund's portfolio in such obligations may entail additional risks which are not encountered by funds with more diversified portfolios.

INVESTMENT LIMITATIONS

The Fund will not:

     - borrow money except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets; or

     - with respect to 75% of the value of its total assets, invest more than 5% of its total assets in securities of one issuer (except repurchase agreements collateralized by U.S. government securities and U.S. government obligations). The remaining 25% of its total assets may be invested in a single issuer if the investment adviser believes such a strategy to be prudent.

The above investment limitations cannot be changed without shareholder approval.

As a matter of investment practice, which can be changed by the Trustees without shareholder approval, the Fund will not invest more than 10% of its net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in this prospectus and its Combined Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, as amended. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under circumstances permitted by Rule 2a-7. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


FOUNTAIN SQUARE FUNDS INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST


BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.



INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Fifth Third Bank, the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.


     ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to .40 of 1% of the Fund's average daily net assets. The Adviser has undertaken to waive up to the amount of the advisory fee, for operating expenses in excess of limitations established by certain states. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Fund for certain other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.


     ADVISER'S BACKGROUND. Fifth Third Bank, an Ohio state chartered bank, is a wholly-owned subsidiary of Fifth Third Bancorp, a bank holding company organized under the laws of Ohio. Fifth Third Bank is a commercial bank offering a wide range of banking services to its customers. As of July 31, 1995, Fifth Third Bank and its affiliates managed assets in excess of $7.8 billion on a discretionary basis and provided custody services for additional assets in excess of $67.2 billion. Fifth Third Bank has managed mutual funds since 1988.



     Fifth Third Bank has managed pools of commingled funds since 1953. Currently, the Trust and Investment Division manages 14 such pools with total assets of over $1.11 billion.


     As part of its regular banking operations, Fifth Third Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of Fifth Third Bank. The lending relationship will not be a factor in the selection of securities.

DISTRIBUTION OF TRUST SHARES


Until December 1, 1995, Federated Securities Corp. serves as the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the distributor for a number of investment companies. Federated Securities Corp., a subsidiary of Federated Investors, is located at Federated Investors Tower, Pittsburgh, PA 15222-3779.



Effective December 1, 1995, BISYS Fund Services L.P. will serve as the distributor for the Trust. BISYS Fund Services L.P. is wholly-owned by BISYS Group, Inc., 150 Clove Road, Little Falls, NJ 07424, a publicly owned company engaged in information processing and recordkeeping services to and through banking and other financial organizations.



PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor, the Adviser, or their affiliates may offer to pay a fee from their own assets to financial institutions as financial assistance for providing substantial marketing and sales support. The support may include initiating customer accounts, providing sales literature, or participating in sales, educational and training seminars (including those held at recreational facilities). Such assistance will be predicated upon the amount of shares the financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Adviser or its affiliates.

The Glass-Steagall Act limits the ability of a depository institution (such as a commercial bank or a savings and loan association) to become an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the administrative services.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

ADMINISTRATION OF THE FUND


ADMINISTRATIVE SERVICES. Until December 1, 1995, Federated Administrative Services, a subsidiary of Federated Investors, provides the Fund with certain administrative personnel and services necessary to operate the Fund, such as legal and accounting services. Federated Administrative Services provides these at an annual rate as specified below:


                                               AVERAGE AGGREGATE DAILY NET
             MAXIMUM ADMINISTRATIVE FEE            ASSETS OF THE TRUST
          --------------------------------   --------------------------------
                     .15 of 1%                  on the first $250 million
                     .125 of 1%                  on the next $250 million
                     .10 of 1%                   on the next $250 million
                     .075 of 1%                   on assets in excess of
                                                        $750 million

The administrative fee received during any fiscal year shall be at least $50,000 per Fund. Federated Administrative Services may choose voluntarily to waive a portion of its fee at any time.


Effective December 1, 1995, BISYS Fund Services L.P. will serve as the administrator. The administrator generally assists in all aspects of the Trust's administration and operation including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. BISYS Fund Services L.P. provides these at an annual rate as specified below:



      MAXIMUM              AVERAGE AGGREGATE DAILY NET
ADMINISTRATIVE FEE             ASSETS OF THE TRUST
-------------------    ------------------------------------
       .10%                  of the first $1 billion
       .08%                   of the next $1 billion
       .07%                  in excess of $2 billion




The administrator may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.



Effective December 1, 1995, pursuant to a separate agreement with BISYS Fund Services L.P., Fifth Third Bank performs sub-administration services on behalf of the Fund including providing certain administrative personnel and services necessary to operate the Fund for which it receives a fee from BISYS Fund Services L.P. computed daily and paid periodically calculated at an annual rate of 0.025% of average daily net assets.


CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Fifth Third Bank, Cincinnati, Ohio, is custodian for the securities and cash of the Fund, transfer agent for the shares of the Fund, and dividend disbursing agent for the Fund.


INDEPENDENT AUDITORS. The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania.


NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by adding the interest of the Shares in the value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per Share.

INVESTING IN TRUST SHARES
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. A customer of Fifth Third Bank may purchase Trust Shares of the Fund through Fifth Third Bank. All other investors should purchase Trust Shares directly from the distributor. In connection with the sale of Trust Shares, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. Purchases through Fifth Third Bank may not be available to investors in all states.


THROUGH FIFTH THIRD BANK. A customer of Fifth Third Bank may telephone Fifth Third Bank at (513) 579-6039 in Cincinnati or toll-free (800) 654-5372 to place an order to purchase Trust Shares. All other investors must place their purchase orders through the distributor. Texas residents must purchase Shares through Federated Securities Corp. at 1-800-358-2801 until December 1, 1995. Effective December 1, 1995, Texas residents must contact BISYS Fund Services L.P. at 1-800-554-3862.


Payment may be made to Fifth Third Bank either by check or federal funds. Orders are considered received after payment by check is converted into federal funds and received by Fifth Third Bank. This is normally the next business day after Fifth Third Bank receives the check. When payment is made with federal funds, the order is considered received when federal funds are received by Fifth Third Bank. Federal funds should be wired to Fifth Third Bank as follows: ABA No. 042 000 314 Fifth Third Cincinnati. Attention: Fountain Square Funds Department; For Credit to: (shareholder name and account number); For Further Credit to:
Fountain Square Commercial Paper Fund -- Trust Shares. Investors not purchasing through Fifth Third Bank should consult their financial institutions for wiring instructions.

MINIMUM INVESTMENT REQUIRED


The minimum initial investment in the Fund by an investor is $1,000. Subsequent investments must be in amounts of at least $50. For customers of Fifth Third Bank, an institutional investor's minimum investment will be calculated by combining all accounts it maintains with Fifth Third Bank and investments in the Fund.



The minimum investment requirements do not apply with respect to accounts that have been established to automatically invest cash accumulations in the Fund. Investors participating in such arrangements may be charged separate fees by the financial institution that provides this service, and should read this prospectus along with their financial institution's agreement or other literature relating to this service.


WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. The Fund does not impose a sales charge.

The net asset value is determined at 4:00 p.m. (Cincinnati time), Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, and Christmas Day.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Fifth Third Bank maintains a share account for each shareholder of record. Share certificates are not issued.

Detailed statements that include account balances, information on each purchase or redemption, and a report of dividends paid during the month are sent to each shareholder monthly and will serve as confirmations of all transactions in the shareholder's account for the statement period.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends will be reinvested on payment dates in additional Shares unless cash payments are requested by writing to the Fund or Fifth Third Bank, as appropriate. Share purchase orders received by Fifth Third Bank before 12:00 noon (Cincinnati time) earn dividends that day.


CAPITAL GAINS

If the Fund experiences capital gains, it could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

EXCHANGES
--------------------------------------------------------------------------------

A shareholder who is a customer of the Fifth Third Bank Trust and Investment Division may exchange shares of one Fund for shares of any of the other funds in the Trust by calling or sending a written request to their Fifth Third Bank Trust Officer. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Fund, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

Shares of Funds with a sales charge may be exchanged at net asset value for shares of other Funds with an equal sales charge or no sales charge. Shares of Funds with no sales charge acquired by direct purchase or reinvestment of dividends on such shares may be exchanged for shares of Funds with a sales charge at net asset value plus the applicable sales charge. When exchanging into and out of shares of the Funds in the Trust, shareholders who have paid a sales load once upon purchasing shares of any Fund will not have to pay a sales load again on an exchange.

Orders for exchanges of shares of money market funds must be received by 12:00 noon (Cincinnati time). Orders for exchanges of the International Equity Fund, Government Fund, Bond Fund, Ohio Tax Free Fund, Growth Fund, Mid Cap Fund, and Balanced Fund must be received by 4:00 p.m. (Cincinnati time). Orders for exchanges are taken on any day that the Funds are open for business. Orders which are received prior to the cut-off times listed above will be executed as of the close of business that day. Orders received after the respective cut-off times will be executed at the close of the next business day.

An excessive number of exchanges may be disadvantageous to the Trust. Therefore the Trust, in addition to its right to reject any exchange, reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination.

An exchange order must comply with the requirements for a redemption and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial investment requirement of the Fund being acquired. An exchange constitutes a sale for federal income tax purposes.

The exchange privilege is only available in states where shares of the Fund being acquired may legally be sold. Before the exchange, a shareholder must receive a prospectus of the Fund for which the exchange is being made.


REDEEMING TRUST SHARES
--------------------------------------------------------------------------------


The Fund redeems Shares at their net asset value next determined after Fifth Third Bank receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemption must be received in proper form and can be made through Fifth Third Bank.


THROUGH FIFTH THIRD BANK

BY TELEPHONE. A shareholder who is a customer of Fifth Third Bank may redeem Shares by telephoning Fifth Third Bank at (513) 579-6039 in Cincinnati or toll-free (800) 654-5372. For calls received before 12:00 noon (Cincinnati time), proceeds will normally be dispersed the same day to the shareholder's account at Fifth Third Bank or a check will be sent to the address of record. Those Shares will not be entitled to the dividend declared that day. For calls received after 12:00 noon (Cincinnati time) proceeds will normally be dispersed the following business day. Those Shares will be entitled to the dividend declared on the day the redemption request was received. In no event will proceeds be dispersed more than seven days after a proper request for redemption has been received. If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Fifth Third Bank or the distributor.

Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

BY MAIL. A shareholder who is a customer of Fifth Third Bank may redeem Shares by sending a written request to Fifth Third Bank at the following address: 38 Fountain Square Plaza, Cincinnati, Ohio, 45263, Attn: Fountain Square Funds Department. The written request should include the shareholder's name, the Fund name and class of shares, the account number, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request. Shareholders should call Fifth Third Bank for assistance in redeeming by mail.

Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

     - a trust company or commercial bank whose deposits are insured by BIF, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

     - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;


     - a savings and loan association or a savings bank whose deposits are insured by the SAIF, which is administered by the FDIC; or

     - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.


RECEIVING PAYMENT.   Normally, a check for the proceeds is mailed to the
shareholder within one business day, but in no event more than seven days, after receipt of a proper redemption request, provided the Fund or its agents have received payment for shares from the shareholder.


ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account and pay the proceeds to the shareholder if, due to shareholder redemptions, the account balance falls below the required minimum value of $1,000.


Before redeeming Shares to close an account, the Fund will notify the shareholder in writing and allow the shareholder 30 days to purchase additional Shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS


Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each Fund in the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only shares of that Fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or the Fund's operation and for the election of Trustees under certain circumstances. As of July 31, 1995, Fifth Third Bank may for certain purposes be deemed to control the Funds because it is owner of record of certain shares of the Funds.


Trustees may be removed by a two-thirds vote of the number of Trustees prior to such removal or by a two-thirds vote of the shareholders at a special meeting. The Trustees shall call a special meeting of shareholders upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all series entitled to vote.


MASSACHUSETTS LAW

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Fund for such acts or obligations of the Trust. These documents require inclusion of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign on behalf of the Fund.

In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required by the Declaration of Trust to use the property of the Fund to protect or to compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder of the Fund for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and to pay judgments against them from the assets of the Fund.

EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customer. The Fund's investment adviser, Fifth Third Bank, is subject to such banking laws and regulations.

Fifth Third Bank believes that it may perform the investment advisory services for the Fund contemplated by its advisory agreement with the Trust without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent Fifth Third Bank from continuing to perform all or a part of the above services for its customers and/or the Fund. In such event, changes in the operation of the Fund may occur, including the possible alteration or termination of any automatic or other Fund share investment and redemption services then being provided by Fifth Third Bank, and the Trustees would consider alternative investment advisers and other means of continuing available investment services. It is not expected that Fund shareholders would suffer any adverse financial consequences (if another adviser with equivalent abilities to Fifth Third Bank is found) as a result of any of these occurrences.


TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its yield and effective yield for Trust Shares.

The yield of Trust Shares represents the annualized rate of income earned on an investment in Trust Shares over a seven-day period. It is the annualized dividends earned during the period on the investment, shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned by an investment in Trust Shares is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Advertisements and other sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in Trust Shares of the Fund after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

Yield and effective yield will be calculated separately for Trust Shares and Investment Shares. Because Investment Shares are subject to 12b-1 fees, the yield and effective yield of Trust Shares for the same period will exceed that of Investment Shares.


From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.



OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------


Investment Shares of the Fund are sold to investors who are not clients of the Trust Department of Fifth Third Bank and are subject to a minimum initial investment of $1,000. Investment Shares are sold at net asset value and are distributed pursuant to a Rule 12b-1 Plan whereby the distributor is paid a fee of up to .35 of 1% of the Investment Shares' average daily net assets. Trust shares are distributed without a Rule 12b-1 Plan.


Financial institutions and brokers providing sales and/or administrative services may receive different compensation from one class of shares than from another class of shares.

The amount of dividends payable to Trust Shares will exceed those payable to Investment Shares by the difference between class expenses and distribution expenses borne by shares of each respective class.

The stated advisory fee is the same for both classes of shares.


To obtain more information and a prospectus for Investment Shares, investors may call (513) 579-6039 in Cincinnati or toll free (800) 654-5372.



FOUNTAIN SQUARE COMMERCIAL PAPER FUND

PORTFOLIO OF INVESTMENTS
JULY 31, 1995
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                               VALUE
-----------    ------------------------------------------------------------------   ------------
              *COMMERCIAL PAPER--85.0%
---------------------------------------------------------------------------------
               AUTO & TRUCKS--1.7%
               ------------------------------------------------------------------
$ 4,000,000    Daimler-Benz, 5.911%, 10/10/1995                                     $  3,955,511
               ------------------------------------------------------------------   ------------
               BANKING--19.5%
               ------------------------------------------------------------------
  4,000,000    A.I.G. Funding, 5.957%, 9/19/1995                                       3,968,477
               ------------------------------------------------------------------
  8,000,000    Banc One Corp., 5.784%-6.055%, 9/11/1995-11/6/1995                      7,920,943
               ------------------------------------------------------------------
  5,000,000    Morgan (J.P.) & Co., 5.821%, 9/1/1995                                   4,975,458
               ------------------------------------------------------------------
 10,000,000    Rabobank Nederland, 5.891%-6.113%, 8/10/1995-10/25/1995                 9,937,257
               ------------------------------------------------------------------
  8,000,000    Republic National Bank of New York, 5.738%-5.775%,
               10/13/1995-12/22/1995                                                   7,877,168
               ------------------------------------------------------------------
  6,000,000    Societe Generale N.A., Inc., 5.664%-5.912%, 10/26/1995-12/8/1995        5,900,312
               ------------------------------------------------------------------
  5,000,000    Wachovia Corp., 6.134%, 8/2/1995                                        4,999,172
               ------------------------------------------------------------------   ------------
               Total                                                                  45,578,787
               ------------------------------------------------------------------   ------------
               CHEMICAL--2.1%
               ------------------------------------------------------------------
  5,000,000    duPont (E.I.) deNemours and Co., 6.023%, 8/3/1995                       4,998,364
               ------------------------------------------------------------------   ------------
               CONSUMER PRODUCTS--3.8%
               ------------------------------------------------------------------
  6,000,000    Hewlett-Packard Co., 5.784%-5.818%, 10/10/1995-10/30/1995               5,924,783
               ------------------------------------------------------------------
  3,000,000    Procter & Gamble Co., 5.732%, 9/6/1995                                  2,983,200
               ------------------------------------------------------------------   ------------
               Total                                                                   8,907,983
               ------------------------------------------------------------------   ------------
               DIVERSIFIED--2.5%
               ------------------------------------------------------------------
  6,000,000    Cargill, Inc., 5.894%, 9/27/1995                                        5,945,565
               ------------------------------------------------------------------   ------------
               EDUCATION--8.0%
               ------------------------------------------------------------------
  8,000,000    Harvard University, 6.03%-6.10%, 8/7/1995-8/14/1995                     7,988,668
               ------------------------------------------------------------------
 10,675,000    Stanford University, 5.899%-6.715%, 8/1/1995-11/13/1995                10,613,537
               ------------------------------------------------------------------   ------------
               Total                                                                  18,602,205
               ------------------------------------------------------------------   ------------
               FINANCE--AUTOMOTIVE--1.3%
               ------------------------------------------------------------------
  3,000,000    Associates Corp. of North America, 6.072%, 8/2/1995                     2,999,505
               ------------------------------------------------------------------   ------------




FOUNTAIN SQUARE COMMERCIAL PAPER FUND
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                               VALUE
-----------    ------------------------------------------------------------------   ------------
COMMERCIAL PAPER--CONTINUED
---------------------------------------------------------------------------------
               FINANCE--COMMERCIAL--15.3%
               ------------------------------------------------------------------
$ 3,000,000    A.I. Credit Corp., 5.880%, 10/12/1995                                $  2,965,800
               ------------------------------------------------------------------
  7,000,000    General Electric Capital Corp., 5.786%-5.819%, 8/8/1995-11/28/1995      6,922,625
               ------------------------------------------------------------------
  4,000,000    MetLife Funding Corp., 6.05%, 8/22/1995                                 3,986,280
               ------------------------------------------------------------------
 11,000,000    Norwest Corp., 5.849%-6.19%, 8/14/1995-10/17/1995                      10,926,508
               ------------------------------------------------------------------
 11,000,000    Paccar Financial Corp., 6.094%-6.115%, 8/9/1995-8/23/1995              10,974,131
               ------------------------------------------------------------------   ------------
               Total                                                                  35,775,344
               ------------------------------------------------------------------   ------------
               FOOD AND BEVERAGE--4.4%
               ------------------------------------------------------------------
  5,000,000    Coca-Cola Co., 5.911%, 9/8/1995                                         4,969,547
               ------------------------------------------------------------------
  5,399,000    Nestle Capital, 5.921%-5.997%, 9/5/1995-10/23/1995                      5,350,303
               ------------------------------------------------------------------   ------------
               Total                                                                  10,319,850
               ------------------------------------------------------------------   ------------
               MANUFACTURING--9.4%
               ------------------------------------------------------------------
  5,000,000    Emerson Electric Co., 6.015%, 8/4/1995                                  4,997,563
               ------------------------------------------------------------------
  8,000,000    Minnesota Mining & Manufacturing Co., 5.899%-5.985%,
               8/25/1995-9/14/1995                                                     7,952,933
               ------------------------------------------------------------------
  9,000,000    Pitney Bowes, Inc., 5.915%-6.037%, 8/31/1995-9/21/1995                  8,946,163
               ------------------------------------------------------------------   ------------
               Total                                                                  21,896,659
               ------------------------------------------------------------------   ------------
               OIL & GAS--3.4%
               ------------------------------------------------------------------
  8,000,000    Shell Oil Co., 5.944%-6.220%, 9/15/1995-10/2/1995                       7,929,954
               ------------------------------------------------------------------   ------------
               PAPER/PRODUCTS--1.7%
               ------------------------------------------------------------------
  4,000,000    Kimberly-Clark, 5.771%, 9/18/1995                                       3,969,973
               ------------------------------------------------------------------   ------------
               PHARMACEUTICALS AND HEALTH CARE--3.4%
               ------------------------------------------------------------------
  4,000,000    Schering-Plough Corp., 6.155%, 9/5/1995                                 3,976,861
               ------------------------------------------------------------------
  4,000,000    Warner-Lambert Co., 5.803%, 10/23/1995                                  3,948,079
               ------------------------------------------------------------------   ------------
               Total                                                                   7,924,940
               ------------------------------------------------------------------   ------------



FOUNTAIN SQUARE COMMERCIAL PAPER FUND
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                               VALUE
-----------    ------------------------------------------------------------------   ------------
COMMERCIAL PAPER--CONTINUED
---------------------------------------------------------------------------------
               RETAIL STORES--3.0%
               ------------------------------------------------------------------
$ 7,000,000    Toys R Us, Inc., 5.807%, 8/17/1995                                   $  6,982,267
               ------------------------------------------------------------------   ------------
               TELECOMMUNICATIONS--1.7%
               ------------------------------------------------------------------
  4,000,000    U.S. West Communications, Inc., 5.944%, 8/11/1995                       3,993,556
               ------------------------------------------------------------------   ------------
               TRANSPORTATION--3.8%
               ------------------------------------------------------------------
  9,000,000    United Parcel Service of America, Inc., 5.889%-6.028%,
               8/9/1995-9/7/1995                                                       8,964,826
               ------------------------------------------------------------------   ------------
               TOTAL COMMERCIAL PAPER                                                198,745,289
               ------------------------------------------------------------------   ------------
             **REPURCHASE AGREEMENTS--15.5%
---------------------------------------------------------------------------------
 10,000,000    Bear, Stearns & Co., Inc., 5.80%, dated 7/31/1995, due 8/1/1995        10,000,000
               ------------------------------------------------------------------
 16,311,000    Nesbitt Burns, 5.82%, dated 7/31/1995, due 8/1/1995                    16,311,000
               ------------------------------------------------------------------
 10,000,000    J.P. Morgan Securities, Inc., 5.82%, dated 7/31/1995, due 8/1/1995     10,000,000
               ------------------------------------------------------------------   ------------
               TOTAL REPURCHASE AGREEMENTS                                            36,311,000
               ------------------------------------------------------------------   ------------
               TOTAL INVESTMENTS, AT AMORTIZED COST                                 $235,056,289+
               ------------------------------------------------------------------   ------------

 * Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

** The repurchase agreements are fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

 + Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($233,808,744)
      at July 31, 1995.

(See Notes which are an integral part of the Financial Statements)





FOUNTAIN SQUARE COMMERCIAL PAPER FUND
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1995
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Investments in repurchase agreements                                $ 36,311,000
-----------------------------------------------------------------
Investments in securities                                            198,745,289
-----------------------------------------------------------------   ------------
     Total investments, at amortized cost and value                                 $235,056,289
--------------------------------------------------------------------------------
Cash                                                                                         308
--------------------------------------------------------------------------------
Income receivable                                                                          5,865
--------------------------------------------------------------------------------    ------------
     Total assets                                                                    235,062,462
--------------------------------------------------------------------------------
LIABILITIES:
-----------------------------------------------------------------
Payable to Adviser                                                        97,171
-----------------------------------------------------------------
Dividends payable                                                      1,100,692
-----------------------------------------------------------------
Accrued expenses                                                          55,855
-----------------------------------------------------------------   ------------
     Total liabilities                                                                 1,253,718
--------------------------------------------------------------------------------    ------------
NET ASSETS for 233,808,744 shares of beneficial interest outstanding                $233,808,744
--------------------------------------------------------------------------------    ------------
NET ASSET VALUE, Offering Price, and Redemption Proceeds Per Share:
--------------------------------------------------------------------------------
Trust Shares ($223,640,180 / 223,640,180 shares of beneficial interest
  outstanding)                                                                             $1.00
--------------------------------------------------------------------------------    ------------
Investment Shares ($10,168,564 / 10,168,564 shares of beneficial interest
  outstanding)                                                                             $1.00
--------------------------------------------------------------------------------    ------------


(See Notes which are an integral part of the Financial Statements)



FOUNTAIN SQUARE COMMERCIAL PAPER FUND
STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-----------------------------------------------------------------------------------
Interest income                                                                        $13,526,740
-----------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------
Investment advisory fee                                                  $  958,506
---------------------------------------------------------------------
Administrative personnel and services fee                                   265,038
---------------------------------------------------------------------
Custodian fee                                                                22,146
---------------------------------------------------------------------
Portfolio accounting, transfer and dividend disbursing agent fees and
expenses                                                                     57,676
---------------------------------------------------------------------
Directors'/Trustees' fees                                                     6,771
---------------------------------------------------------------------
Auditing fees                                                                13,066
---------------------------------------------------------------------
Legal fees                                                                    5,545
---------------------------------------------------------------------
Fund share registration costs                                                29,953
---------------------------------------------------------------------
Printing and postage                                                         19,975
---------------------------------------------------------------------
Insurance premiums                                                            8,210
---------------------------------------------------------------------
Distribution services fee                                                    33,414
---------------------------------------------------------------------    ----------
     Total expenses                                                       1,420,300
---------------------------------------------------------------------
Deduct--
---------------------------------------------------------------------
  Waiver of investment advisory fee                          $190,170
----------------------------------------------------------
  Waiver of distribution services fee                          33,414
----------------------------------------------------------
  Waiver of custodian fee                                      22,146       245,730
----------------------------------------------------------   --------    ----------
     Net expenses                                                                        1,174,570
-----------------------------------------------------------------------------------    -----------
          Net investment income                                                        $12,352,170
-----------------------------------------------------------------------------------    -----------

(See Notes which are an integral part of the Financial Statements)


FOUNTAIN SQUARE COMMERCIAL PAPER FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                      YEAR ENDED JULY 31,
                                                                --------------------------------
                                                                     1995              1994
                                                                ---------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------
Net investment income                                           $    12,352,170    $   6,633,051
-------------------------------------------------------------   ---------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------
Dividends to shareholders from net investment income:
-------------------------------------------------------------
Trust Shares                                                        (11,852,325)      (6,444,903)
-------------------------------------------------------------
Investment Shares                                                      (499,845)        (188,148)
-------------------------------------------------------------   ---------------    -------------
     Change in net assets from distributions to shareholders        (12,352,170)      (6,633,051)
-------------------------------------------------------------   ---------------    -------------
FUND SHARE (PRINCIPAL) TRANSACTIONS--
-------------------------------------------------------------
Proceeds from sale of shares                                      1,139,381,157      868,472,344
-------------------------------------------------------------
Cost of shares redeemed                                          (1,124,845,195)    (833,978,799)
-------------------------------------------------------------   ---------------    -------------
     Change in net assets from Fund share transactions               14,535,962       34,493,545
-------------------------------------------------------------   ---------------    -------------
          Change in net assets                                       14,535,962       34,493,545
-------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------
Beginning of period                                                 219,272,782      184,779,237
-------------------------------------------------------------   ---------------    -------------
End of period                                                   $   233,808,744    $ 219,272,782
-------------------------------------------------------------   ---------------    -------------


(See Notes which are an integral part of the Financial Statements)


FOUNTAIN SQUARE COMMERCIAL PAPER FUND

NOTES TO FINANCIAL STATEMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

Fountain Square Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of nine diversified portfolios and one non-diversified portfolio. The financial statements included herein are only those of Fountain Square Commercial Paper Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Trust Shares and Investment Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

B. REPURCHASE AGREEMENTS--It is the policy of the Fund to require a custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

   The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees").

   Risks may arise from the potential inability of counterparties to honor the terms of the agreements. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

C. INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

D. FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.


FOUNTAIN SQUARE COMMERCIAL PAPER FUND
--------------------------------------------------------------------------------

E. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date.

F. OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 1995, capital paid-in aggregated $233,808,744. Transactions in Fund shares were as follows:

                                                                       YEAR ENDED JULY 31,
                                                                 -------------------------------
                         TRUST SHARES                                 1995              1994
--------------------------------------------------------------   --------------     ------------
Shares sold                                                       1,114,106,500      848,035,515
--------------------------------------------------------------
Shares redeemed                                                  (1,103,592,384)    (814,974,172)
--------------------------------------------------------------   --------------     ------------
     Net change resulting from Trust Share transactions              10,514,116       33,061,343
--------------------------------------------------------------   --------------     ------------
INVESTMENT SHARES
--------------------------------------------------------------
Shares sold                                                          25,274,657       20,436,829
--------------------------------------------------------------
Shares redeemed                                                     (21,252,811)     (19,004,627)
--------------------------------------------------------------   --------------     ------------
     Net change resulting from Investment Share transactions          4,021,846        1,432,202
--------------------------------------------------------------   --------------     ------------
       Net change resulting from Fund share transactions             14,535,962       34,493,545
--------------------------------------------------------------   --------------     ------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Fifth Third Bank, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to
0.40 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The FAS fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund's Investment Shares to finance activities intended to result in the sale of the Fund's Investment Shares. The Plan provides that the


FOUNTAIN SQUARE COMMERCIAL PAPER FUND
--------------------------------------------------------------------------------

Fund may incur distribution expenses up to 0.35 of 1% of the average daily net assets of the Investment Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive all or a portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES, PORTFOLIO ACCOUNTING AND CUSTODIAN FEES--Fifth Third Bank serves as transfer and dividend disbursing agent for the Fund for which it receives a fee. Fifth Third Bank sub-contracts the execution of the transfer and dividend disbursing agent functions to a non-affiliated entity. The fee is based on the level of the Fund's average net assets for the period, plus out-of-pocket expenses.

Fifth Third Bank maintains the Fund's accounting records for which it receives a fee. Fifth Third Bank sub-contracts the execution of the accounting services function to a non-affiliated entity. The fee is based on the level of the Fund's average net assets for the period, plus out-of-pocket expenses.

Fifth Third Bank is the Fund's custodian for which it receives a fee. The fee is based on the level of the Fund's average net assets for the period, plus out-of-pocket expenses. The custodian may choose to voluntarily waive all or a portion of its fees.

Certain of the Officers and Trustees of the Trust are Officers and Trustees of the above companies.




REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

--------------------------------------------------------------------------------


To the Board of Trustees and Shareholders of



FOUNTAIN SQUARE FUNDS:



We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Fountain Square Commercial Paper Fund (one of the portfolios comprising Fountain Square Funds), as of July 31, 1995, and the related statement of operations for the year then ended, and statement of changes in net assets and financial highlights for the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fountain Square Commercial Paper Fund at July 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for the periods presented therein, in conformity with generally accepted accounting principles.



                                           ERNST & YOUNG LLP



Pittsburgh, Pennsylvania


September 15, 1995



ADDRESSES
--------------------------------------------------------------------------------


                 Fountain Square Commercial Paper Fund        Fountain Square Funds
                 Trust Shares                                 c/o Fifth Third Bank
                                                              38 Fountain Square Plaza
                                                              Cincinnati, Ohio 45263
-------------------------------------------------------------------------------------------------
Investment Adviser
                 Fifth Third Bank                             38 Fountain Square Plaza
                                                              Cincinnati, Ohio 45263
-------------------------------------------------------------------------------------------------
Custodian, Transfer Agent, and Dividend Disbursing Agent
                 Fifth Third Bank                             38 Fountain Square Plaza
                                                              Cincinnati, Ohio 45263
-------------------------------------------------------------------------------------------------
Independent Auditors
                 Ernst & Young LLP                            One Oxford Centre
                                                              Pittsburgh, Pennsylvania 15219
-------------------------------------------------------------------------------------------------







FOUNTAIN SQUARE COMMERCIAL PAPER FUND

(A PORTFOLIO OF FOUNTAIN SQUARE FUNDS)
INVESTMENT SHARES
TRUST SHARES
Combined Statement of Additional Information










    The Trust Shares and Investment Shares of Fountain Square Commercial Paper Fund (the "Fund") represent interests in a diversified portfolio of securities. This Combined Statement of Additional Information should be read with the respective prospectuses for Trust Shares and Investment Shares dated September 30, 1995. This Statement is not a prospectus itself. To receive a copy of the Trust Shares prospectus, customers of Fifth Third Bank may write to the Fountain Square Commercial Paper Fund or call (513) 579-6039 in Cincinnati, Ohio or toll-free (800) 654-5372. To receive a copy of the Investment Shares prospectus, customers of Fifth Third Securities may write to the Fountain Square Commercial Paper Fund or call (513) 744-8888 in Cincinnati, Ohio or toll-free (800) 334-0483.
    Fountain Square Funds
    c/o Fifth Third Bank
    38 Fountain Square Plaza
    Cincinnati, Ohio 45263
    Statement dated September 30, 1995

















FIFTH THIRD BANK
Investment Adviser

General Information About the Fund     1


Investment Objective and Policies      1

 Types of Investments                 1
 When-Issued and Delayed Delivery
 Transactions                         2
 Repurchase Agreements                2
 Reverse Repurchase Agreements        2
 Investment Limitations               2

Fountain Square Funds Management       4

 Officers and Trustees                4
 Fund Ownership                       5
 Trustees' Compensation               5
 Trustee Liability                    6

Investment Advisory Services           6

 Adviser to the Fund                  6
 Advisory Fees                        6

Brokerage Transactions                 6

 Transfer Agent and Dividend
 Disbursing Agent                     7

Purchasing Shares                      7

 Distribution Plan (Investment
 Shares)                              7
 Conversion to Federal Funds          8

Determining Net Asset Value            8

 Use of the Amortized Cost Method     8

Redeeming Shares                       9

 Redemption in Kind                   9

Tax Status                             9

 The Fund's Tax Status                9
 Shareholders' Tax Status             9

Yield                                 10


Effective Yield                       10


Performance Comparisons               10




Fountain Square Commercial Paper                Treasury (such as U.S.
Fund (the "Fund") is a portfolio in             Treasury bills, notes, and
the Fountain Square Funds (the                  bonds) and obligations issued
"Trust"). The Trust was established             or guaranteed by U.S.
as a Massachusetts business trust               government agencies or
under a Declaration of Trust dated              instrumentalities. These
September 15, 1988.                             securities are backed by:
Shares of the Fund are offered in               -   the full faith and credit
two classes, Trust Shares and                     of the U.S. Treasury;
Investment Shares (individually and             -   the issuer's right to
collectively referred to as                       borrow from the U.S.
"Shares"). This Combined Statement                Treasury;
of Additional Information relates to            -   the discretionary
the above-mentioned Shares of the                 authority of the U.S.
Fund.                                             government to purchase
INVESTMENT OBJECTIVE AND POLICIES                 certain obligations of
The Fund's investment objective is                agencies or
to provide current income consistent              instrumentalities; or
with stability of principal. The                -   the credit of the agency
investment objective cannot be                    or instrumentality issuing
changed without approval of                       the obligations.
shareholders.                                   Examples of agencies and
TYPES OF INVESTMENTS                            instrumentalities which may
The Fund invests in money market                not always receive financial
instruments which mature in 13                  support from the U.S.
months or less. At least 65% of the             government are:
assets of the Fund will be invested             -  Farm Credit Banks;
in commercial paper. The remaining              -   Federal Home Loan Banks;
portion of Fund assets will be                  -   Federal National Mortgage
invested in money market instruments              Association;
which include, but are not limited              -   Student Loan Marketing
to, bank instruments and U.S.                     Association; and
government obligations.                         -  Federal Home Loan Mortgage
The instruments of banks and savings              Corporation.
and loans whose deposits are insured         Bank Instruments
by Bank Insurance Fund ("BIF") or               In addition to domestic bank
the Savings Association Insurance               obligations such as
Fund ("SAIF"), such as certificates             certificates of deposit,
of deposit, demand and time                     demand and time deposits, and
deposits, and bankers' acceptances,             bankers' acceptances, the Fund
are not necessarily guaranteed by               may invest in:
that organization.                              -   Eurodollar Certificates of
   U.S. Government Obligations                    Deposit issued by foreign
      The types of U.S. government
      obligations in which the Fund
      may invest generally include
      direct obligations of the U.S.
        branches of U.S. or foreign
        banks;
      -   Eurodollar Time Deposits,
        which are U.S. dollar-
        denominated deposits in
        foreign branches of U.S. or
        foreign banks; and
      -   Yankee Certificates of
        Deposit, which are U.S.
        dollar-denominated
        certificates of deposit
        issued by U.S. branches of
        foreign banks and held in
        the United States.
These transactions are made to            creditworthy, pursuant to guidelines
secure what is considered to be an        established by the Board of Trustees
advantageous price or yield for the       (the "Trustees").
Fund. No fees or other expenses,          REVERSE REPURCHASE AGREEMENTS
other than normal transaction costs,      The Fund may also enter into reverse
are incurred. However, liquid assets      repurchase agreements. This
of the Fund sufficient to make            transaction is similar to borrowing
payment for the securities to be          cash. In a reverse repurchase
purchased are segregated on the           agreement, the Fund transfers
Fund's records at the trade date.         possession of a portfolio instrument
These assets are marked to market         to another person, such as a
daily and are maintained until the        financial institution, broker, or
transaction has been settled. The         dealer, in return for a percentage
Fund does not intend to engage in         of the instrument's market value in
when-issued and delayed delivery          cash, and agrees that on a
transactions to an extent that would      stipulated date in the future the
cause the segregation of more than        Fund will repurchase the portfolio
20% of the total value of its             instrument by remitting the original
assets.                                   consideration plus interest at an
REPURCHASE AGREEMENTS                     agreed upon rate. The use of reverse
The Fund or its custodian will take       repurchase agreements may enable the
possession of the securities subject      Fund to avoid selling portfolio
to repurchase agreements and these        instruments at a time when a sale
securities will be marked to market       may be deemed to be disadvantageous,
daily. To the extent that the             but the ability to enter into
original seller does not repurchase       reverse repurchase agreements does
the securities from the Fund, the         not ensure that the Fund will be
Fund could receive less than the          able to avoid selling portfolio
repurchase price on any sale of such      instruments at a disadvantageous
securities. In the event that such a      time.
defaulting seller filed for               When effecting reverse repurchase
bankruptcy or became insolvent,           agreements, liquid assets of the
disposition of such securities by         Fund, in a dollar amount sufficient
the Fund might be delayed pending         to make payment for the obligations
court action. The Fund believes that      to be purchased, are segregated on
under the regular procedures              the Fund's records at the trade
normally in effect for custody of         date. These securities are marked to
the Fund's portfolio securities           market daily and maintained until
subject to repurchase agreements, a       the transaction is settled.
court of competent jurisdiction           INVESTMENT LIMITATIONS
would rule in favor of the Fund and          Selling Short and Buying on
allow retention or disposition of            Margin
such securities. The Fund will only             The Fund will not sell any
enter into repurchase agreements                money market instruments short
with banks and other recognized                 or purchase any money market
financial institutions such as                  instruments on margin but may
broker/dealers, which are deemed by             obtain such short-term credits
the Fund's adviser to be
      as may be necessary for                   instruments, including
      clearance of purchases and                repurchase agreements and
      sales of money market                     variable rate demand notes,
      instruments.                              permitted by its investment
   Issuing Senior Securities and                objective and policies.
   Borrowing Money                           Acquiring Securities
      The Fund will not issue senior            The Fund will not acquire the
      securities except that the                voting securities of any
      Fund may borrow money directly            issuer. It will not invest in
      or through reverse repurchase             securities of a company for
      agreements as a temporary                 the purpose of exercising
      measure for extraordinary or              control or management.
      emergency purposes and then            Diversification of Investments
      only in amounts not in excess             With respect to 75% of the
      of 5% of the value of its                 value of its total assets, the
      total assets or in an amount              Fund will not purchase
      up to one-third of the value              securities issued by any one
      of its total assets, including            issuer having a value of more
      the amount borrowed, in order             than 5% of the value of its
      to meet redemption requests               total assets except repurchase
      without immediately selling               agreements and U.S. government
      portfolio instruments. Any                obligations. The total amount
      direct borrowings need not be             of the remaining 25% of the
      collateralized.                           value of the Fund's total
   Pledging Securities                          assets may be invested in a
      The Fund will not pledge                  single issuer if the
      securities.                               investment adviser believes
   Investing in Commodities,                    such a strategy to be prudent.
   Commodity Contracts, or Real                 The Fund considers the type of
   Estate                                       bank obligations it purchases
      The Fund will not invest in               cash items.
      commodities, commodity                 Concentration of Investments
      contracts, or real estate,                The Fund will not invest more
      except that it may purchase               than 25% of the value of its
      money market instruments                  total assets in any one
      issued by companies that                  industry except commercial
      invest in real estate or                  paper of finance companies.
      sponsor such interests.                   However, the Fund reserves the
   Underwriting                                 right to invest more than 25%
      The Fund will not engage in               of its net assets in domestic
      underwriting of securities                bank instruments (such as time
      issued by others.                         and demand deposits and
   Lending Cash or Securities                   certificates of deposit), U.S.
      The Fund will not lend any of             government obligations or
      its assets, except that it may            instruments secured by these
      purchase or hold money market             money market instruments, such
                                                as repurchase agreements. The
      Fund will not invest more than            The Fund will not invest more
      25% of its net assets in                  than 5% of the value of its
      instruments of foreign banks.             total assets in securities of
   Investing in Securities of Other             issuers which have records of
   Investment Companies                         less than three years of
      The Fund can acquire up to 3%             continuous operations,
      of the total outstanding                  including the operation of any
      securities of other investment            predecessor.
      companies. The Fund will limit         Investing in Minerals
      its investments in the                    The Fund will not purchase
      securities of other investment            interests in oil, gas, or
      companies to those of money               other mineral exploration or
      market funds having investment            development programs or
      objectives and policies                   leases, although it may
      similar to its own. The Fund              purchase the securities of
      will purchase securities of               issuers which invest in or
      other investment companies                sponsor such programs.
      only in open-market                 Except with respect to borrowing
      transactions involving no more      money, if a percentage limitation is
      than customary broker's             adhered to at the time of
      commissions. However, there is      investment, a later increase or
      no limitation applicable to         decrease in percentage resulting
      securities of any investment        from any change in value or net
      company acquired in a merger,       assets will not result in a
      consolidation, or acquisition       violation of such restriction.
      of assets.                          For the purposes of its policies and
The above investment limitations          limitations, the Fund considers
cannot be changed without                 certificates of deposit and demand
shareholder approval. The Fund does       and time deposits issued by a U.S.
not consider the issuance of              branch of a domestic bank or savings
separate classes of shares to             and loan having capital, surplus,
involve the issuance of "senior           and undivided profits in excess of
securities" within the meaning of         $100,000,000 at the time of
the investment limitation set forth       investment to be "cash items."
above. The following investment           In order to permit the sale of
limitations, however, may be changed      Shares in certain states, the Fund
by Trustees without shareholder           may make commitments more
approval. Shareholders will be            restrictive than the investment
notified before any material change       limitations described above.
in these policies becomes effective.      Accordingly, the Fund has undertaken
   Investing in Restricted                not to invest in: real estate
   Securities                             limited partnerships; oil, gas, or
      The Fund will not invest more       other mineral leases; warrants; or
      than 10% of the value of its        the securities of any issuer if the
      net assets in securities which      officers, directors, or trustees of
      are subject to restrictions on      the Fund or its investment adviser
      resale under federal                owning beneficially more than 0.5%
      securities laws.                    of the securities of such issuer
   Investing in New Issuers               together own beneficially more than
5% of such securities. Should the         Lee A. Carter +
Fund determine that any such              Cincinnati Commerce Center
commitment is no longer in the best       Suite 2020
interest of the Fund and its              Cincinnati, OH
shareholders, the Fund will revoke        Birthdate:  December 17, 1938
the commitment by terminating the         Member of the Board of Trustees
sale of its shares in the state           Formerly, President, Local Marketing
involved.                                 Corporation (retired December 31,
FOUNTAIN SQUARE FUNDS MANAGEMENT          1993).
OFFICERS AND TRUSTEES
Officers and Trustees of the Trust        Albert E. Harris
are listed with their addresses,          5905 Graves Road
principal occupations, and present        Cincinnati, OH
positions. Except as listed below,        Birthdate:  July 2, 1932
none of the Trustees or Officers are      Member of the Board of Trustees
affiliated with The Fifth Third Bank      Formerly, Chairman of the Board EDB
("Fifth Third Bank"), Fifth Third         Holdings, Inc. (retired July, 1993).
Bancorp, Federated Investors,
Federated Securities Corp., or            Charles L. Davis, Jr.
Federated Administrative Services.        Federated Investors Tower
                                          Pittsburgh, PA
J. Christopher Donahue *+                 Birthdate:  March 23, 1960
Federated Investors Tower                 Vice President and Assistant
Pittsburgh, PA                            Treasurer
Birthdate:  April 11, 1949                Vice President, Federated
Chairman of the Board of Trustees,        Administrative Services; Vice
President and Treasurer                   President and Assistant Treasurer of
President and Trustee, Federated          some of the Funds.
Investors, Federated Advisers,
Federated Management, and Federated       Jay S. Neuman
Research; President and Director,         Federated Investors Tower
Federated Research Corp.;                 Pittsburgh, PA
President, Passport Research, Ltd.;       Birthdate:  April 22, 1950
Trustee, Federated Administrative         Secretary
Services, Federated Services              Corporate Counsel, Federated
Company, and Federated Shareholder        Investors; prior to January, 1991,
Services; President or Vice               Associate Counsel, The Boston
President of the Funds; Director,         Company Advisors, Inc.
Trustee, or Managing General
Partner of some of the Funds.             *This Trustee is deemed to be an
                                          "interested person" as defined in
Edward Burke Carey                        the Investment Company Act of 1940,
394 East Town Street                      as amended.
Columbus, OH                              +Member of the Executive Committee.
Birthdate:  July 2, 1945                  The Executive Committee of the Board
Member of the Board of Trustees           of Trustees handles the
President of Carey Leggett Realty         responsibilities of the Board of
Advisors.                                 Trustees between meetings of the
                                          Board.
                                          FUND OWNERSHIP
Officers and Trustees own less than       liability to which they would
1% of the Fund's outstanding Shares.      otherwise be subject by reason of
As of July 31, 1995, Fifth Third          willful misfeasance, bad faith,
Bank as nominee for numerous trust        gross negligence, or reckless
and agency accounts, was the owner        disregard of the duties involved in
of record of 223,640,168 Trust            the conduct of their office.
Shares (100%) of the Fund.                INVESTMENT ADVISORY SERVICES
As of July 31, 1995, no shareholders      ADVISER TO THE FUND
of record owned 5% or more of the         The Fund's investment adviser is
outstanding Investment Shares of the      Fifth Third Bank (the "Adviser"). It
Fund:                                     provides investment advisory
Trustees' Compensation                    services through its Trust and
NAME ,                     AGGREGATE      Investment Division. Fifth Third
POSITION WITH                             Bank is a wholly-owned subsidiary of
COMPENSATION FROM                         Fifth Third Bancorp.
TRUST                      TRUST*+        The Adviser shall not be liable to
J. Christopher Donahue        $           the Trust, the Fund or any
0                                         shareholder of the Fund for any
Chairman of Board of                      losses that may be sustained in the
Trustees, President and Treasurer         purchase, holding, or sale of any
                                          security, or for anything done or
Edward Burke Carey            $           omitted by it, except acts or
7,800                                     omissions involving willful
Trustee                                   misfeasance, bad faith, gross
                                          negligence, or reckless disregard of
Lee A. Carter                 $           the duties imposed upon it by its
7,800                                     contract with the Trust.
Trustee                                   Because of the internal controls
                                          maintained by Fifth Third Bank to
Albert E. Harris              $           restrict the flow of non-public
7,800                                     information, Fund investments are
Trustee                                   typically made without any knowledge
                                          of Fifth Third Bank's or its
* Information is furnished for the        affiliates' lending relationships
fiscal year ended July 31, 1995.          with an issuer.
The Trust is the only investment          ADVISORY FEES
company in the Fund complex.              For its advisory services, Fifth
+The aggregate compensation is            Third Bank receives an annual
provided for the Trust which is           investment advisory fee as described
comprised of ten portfolios.              in the prospectus.
TRUSTEE LIABILITY                         For the fiscal years ended July 31,
The Trust's Declaration of Trust          1995, 1994, and 1993,, the Adviser
provides that the Trustees are not        earned $958,506, $891,943, and
liable for errors of judgment or          $796,334,, respectively, of which
mistakes of fact or law. However,         $190,170, $224,244, and $243,753,
they are not protected against any        were voluntarily waived,
                                          respectively, because of
                                          undertakings to limit the Fund's
                                          expenses.
   State Expense Limitations              order can be obtained elsewhere. The
      The Adviser has undertaken to       Adviser makes decisions on portfolio
      comply with the expense             transactions and selects brokers and
      limitations established by          dealers subject to review by the
      certain states for investment       Trustees.
      companies whose shares are
      registered for sale in those
      states. If the Fund's normal
      operating expenses (including
      the investment advisory fee,
      but not including brokerage
      commissions, interest, taxes,
      and extraordinary expenses)
      exceed 2 1/2% per year of the
      first $30 million of average
      net assets, 2% per year of the
      next $70 million of average
      net assets, and 1 1/2% per
      year of the remaining average
      net assets, the Adviser has
      agreed to reimburse the Fund
      for its expenses over the
      limitation up to the amount of
      the advisory fee in any single
      fiscal year.
      If the Fund's monthly
      projected operating expenses
      exceed this limitation, the
      investment advisory fee paid
      will be reduced, in any single
      fiscal year, by the amount of
      the excess, subject to an
      annual adjustment.
      This arrangement is not part
      of the advisory contract and
      may be amended or rescinded in
      the future.
BROKERAGE TRANSACTIONS
When selecting brokers and dealers
to handle the purchase and sale of
portfolio instruments, the Adviser
looks for prompt execution of the
order at a favorable price. In
working with dealers, the Adviser
will generally utilize those who are
recognized dealers in specific
portfolio instruments, except when a
better price and execution of the
      -   advice as to the advisability   respectively.
      of investing in securities;         Effective December 1, 1995, BISYS
   -   security analysis and              Fund Services L.P., 3435 Stelzer
      reports;                            Road, Columbus, Ohio 43219, will
   -   economic studies;                  provide administrative services to
   -   industry studies;                  the Funds for the fees set forth in
   -   receipt of quotations for          the prospectus.
      portfolio evaluations; and          Effective December 1, 1995, pursuant
   -   similar services.                  to a separate agreement with BISYS
The Adviser and its affiliates            Fund Services L.P., Fifth Third Bank
exercise reasonable business              performs sub-administration services
judgment in selecting brokers who         on behalf of each Fund, for which it
offer brokerage and research              receives compensation from BISYS
services to execute securities            Fund Services L.P.
transactions. They determine in good      Under the custodian agreement, Fifth
faith that commissions charged by         Third Bank holds the Fund's
such persons are reasonable in            portfolio securities and keeps all
relationship to the value of the          necessary records and documents
brokerage and research services           relating to its duties. Fifth Third
provided.                                 Bank's fees for custody services are
Research services provided by             based upon the market value of Fund
brokers may be used by the Adviser        securities held in custody plus out-
in advising the Fund and other            of-pocket expenses.
accounts. To the extent that receipt      TRANSFER AGENT AND DIVIDEND
of these services may supplant            DISBURSING AGENT
services for which the Adviser or         Fifth Third Bank serves as transfer
its affiliates might otherwise have       agent and dividend disbursing agent
paid, it would tend to reduce             for the Funds.  The fee paid to the
expenses.                                 transfer agent is based upon the
For the fiscal years ended July 31,       size, type and number of accounts
1995, 1994, and 1993, the Fund did        and transactions made by
not pay any commissions on brokerage      shareholders.
transactions.                             Fifth Third Bank also maintains the
Administrative Services                   Trust's accounting records.  The fee
Until December 1, 1995, Federated         paid for this service is based upon
Administrative Services ("FAS"), a        the level of the Funds' average net
subsidiary of Federated Investors,        assets for the period plus out-of-
provides administrative personnel         pocket expenses.
and services to the Fund for a fee        PURCHASING SHARES
as described in the prospectus. For       Shares are sold at their net asset
the fiscal years ended July 31,           value without a sales load on days
1995, 1994, and 1993, the Fund            the New York Stock Exchange and the
incurred administrative service fees      Federal Reserve Bank of Cleveland
of $265,038, $256,533, and $248,161,      are open for business. The procedure
                                          for purchasing Shares is explained
                                          in the respective prospectuses under
"Investing in Investment Shares" and      performed by the Fund's transfer
"Investing in Trust Shares."              agent; and maintaining and
DISTRIBUTION PLAN (INVESTMENT             distributing current copies of
SHARES)                                   prospectuses and shareholder reports
With respect to the Investment            to the beneficial owners of
Shares class of the Fund, the Trust       Investment Shares and prospective
has adopted a Plan pursuant to Rule       shareholders.
12b-1 which was promulgated by the        The Board of Trustees expects that
Securities and Exchange Commission        the Plan will result in the sale of
pursuant to the Investment Company        sufficient number of Investment
Act of 1940. The Plan provides for        Shares so as to allow the Fund to
payment of fees to the distributor        achieve economic viability. It is
to finance any activity which is          also anticipated that an increase in
principally intended to result in         the size of the Fund will facilitate
the sale of Investment Shares of the      more efficient portfolio management
Fund subject to the Plan. Such            and assist the Fund in seeking to
activities may include the                achieve its investment objective.
advertising and marketing of              For the fiscal year ended July 31,
Investment Shares; preparing,             1995, distribution fees paid to
printing, and distributing                Federated Securities Corp. amounted
prospectuses and sales literature to      to $33,414, all of which was
prospective shareholders, brokers,        voluntarily waived.
or administrators; and, implementing      CONVERSION TO FEDERAL FUNDS
and operating the Plan. Pursuant to       It is the Fund's policy to be as
the Plan, the distributor may pay         fully invested as possible so that
fees to brokers for distribution and      maximum interest may be earned. To
administrative services and to            this end, all payments from
administrators for administrative         shareholders must be in federal
services as to Investment Shares.         funds or be converted into federal
The administrative services are           funds. Fifth Third Bank acts as the
provided by a representative who has      shareholder's agent in depositing
knowledge of the shareholder's            checks and converting them to
particular circumstances and goals,       federal funds.
and include, but are not limited to:      DETERMINING NET ASSET VALUE
communicating account openings;           The Fund attempts to stabilize the
communicating account closings;           value of a share at $1.00. The days
entering purchase transactions;           on which net asset value is
entering redemption transactions;         calculated by the Fund are described
providing or arranging to provide         in the prospectus.
accounting support for all                USE OF THE AMORTIZED COST METHOD
transactions, wiring funds and            The Trustees have decided that the
receiving funds for Investment Share      best method for determining the
purchases and redemptions,                value of portfolio instruments is
confirming and reconciling all            amortized cost. Under this method,
transactions, reviewing the activity      portfolio instruments are valued at
in Fund accounts, and providing           the acquisition cost as adjusted for
training and supervision of broker        amortization of premium or
personnel; posting and reinvesting        accumulation of discount rather than
dividends to Fund accounts or             at current market value.
arranging for this service to be
The Fund's use of the amortized cost            or more nationally recognized
method of valuing portfolio                     statistical rating
instruments depends on its                      organizations. If the
compliance with certain conditions              instruments are not rated, the
in Rule 2a-7 (the "Rule")                       Trustees must determine that
promulgated by the Securities and               they are of comparable
Exchange Commission under the                   quality. Shares of investment
Investment Company Act of 1940.                 companies purchased by the
Under the Rule, the Trustees must               Fund will meet these same
establish procedures reasonably                 criteria and will have
designed to stabilize the net asset             investment policies consistent
value per share, as computed for                with the Rule. The Rule also
purposes of distribution and                    requires the Fund to maintain
redemption, at $1.00 per share,                 a dollar weighted average
taking into account current market              portfolio maturity (not more
conditions and the Fund's investment            than 90 days) appropriate to
objective.                                      the objective of maintaining a
   Monitoring Procedures                        stable net asset value of
      The Trustees' procedures                  $1.00 per share. In addition,
      include monitoring the                    no instruments with a
      relationship between the                  remaining maturity of more
      amortized cost value per share            than 397 days can be purchased
      and the net asset value per               by the Fund.
      share based upon available                Should the disposition of a
      indications of market value.              portfolio security result in a
      The Trustees will decide what,            dollar weighted average
      if any, steps should be taken             portfolio maturity of more
      if there is a difference of               than 90 days, the Fund will
      more than .50 of 1% between               invest its available cash to
      the two values.                           reduce the average maturity to
      The Trustees will take any                90 days or less as soon as
      steps they consider                       possible.
      appropriate (such as                      The Fund may attempt to
      redemption in kind or                     increase yield by trading
      shortening the average                    portfolio securities to take
      portfolio maturity) to                    advantage of short-term market
      minimize any material dilution            variations. This policy may,
      or other unfair results                   from time to time, result in
      arising from differences                  high portfolio turnover. Under
      between the two methods of                the amortized cost method of
      determining net asset value.              valuation, neither the amount
   Investment Restrictions                      of daily income nor the net
      The Rule requires that the                asset value is affected by any
      Fund limit its investments to             unrealized appreciation or
      instruments that, in the                  depreciation of the portfolio.
      opinion of the Trustees,                  In periods of declining
      present minimal credit risks              interest rates, the indicated
      and if rated, have received               daily yield on shares of the
      the requisite rating from one             Fund computed by dividing the
      annualized daily income on the      net asset value. The portfolio
      Fund's portfolio by the net         instruments will be selected in a
      asset value computed as above       manner that the Trustees deem fair
      may tend to be higher than a        and equitable.
      similar computation made by         Redemption in kind is not as liquid
      using a method of valuation         as a cash redemption. If redemption
      based upon market prices and        is made in kind, shareholders
      estimates.                          receiving their securities and
      In periods of rising interest       selling them before their maturity
      rates, the indicated daily          could receive less than the
      yield on shares of the Fund         redemption value of their securities
      computed the same way may tend      and could incur certain transaction
      to be lower than a similar          costs.
      computation made by using a         TAX STATUS
      method of calculation based         THE FUND'S TAX STATUS
      upon market prices and              The Fund will pay no federal income
      estimates.                          tax because it expects to meet the
REDEEMING SHARES                          requirements of Subchapter M of the
The Fund redeems Shares at the next       Internal Revenue Code applicable to
computed net asset value after the        regulated investment companies and
Fifth Third Bank receives the             to receive the special tax treatment
redemption request. Redemption            afforded to such companies. To
procedures are explained in the           qualify for this treatment, the Fund
respective prospectuses under             must, among other requirements:
"Redeeming Investment Shares" and            -  derive at least 90% of its
"Redeeming Trust Shares." Although              gross income from dividends,
Fifth Third Bank does not charge for            interest, and gains from the
telephone redemptions, it reserves              sale of securities;
the right to charge a fee for the            -  derive less than 30% of its
cost of wire-transferred redemptions            gross income from the sale of
of less than $10,000.                           securities held less than
REDEMPTION IN KIND                              three months;
The Trust has elected to be governed         -  invest in securities within
by Rule 18f-1 of the Investment                 certain statutory limits; and
Company Act of 1940 under which the          -  distribute to its shareholders
Trust is obligated to redeem shares             at least 90% of its net income
for any one shareholder in cash only            earned during the year.
up to the lesser of $250,000 or 1%        SHAREHOLDERS' TAX STATUS
of a Fund's net asset value during        Shareholders are subject to federal
any 90-day period.                        income tax on dividends received as
Any redemption beyond this amount         cash or additional shares. No
will also be in cash unless the           portion of any income dividend paid
Trustees determine that payments          by the Fund is eligible for the
should be in kind. In such a case,        dividends received deduction
the Trust will pay all or a portion       available to corporations. These
of the remainder of the redemption        dividends and any short-term capital
in portfolio instruments, valued in       gains are taxable as ordinary
the same way as the Fund determines
income.                                   charge fees in connection with
   Capital Gains                          services provided in conjunction
      Capital gains experienced by        with an investment in either class
      the Fund could result in an         of Shares, the performance will be
      increase in dividends. Capital      reduced for those shareholders
      losses could result in a            paying those fees.
      decrease in dividends. If, for      EFFECTIVE YIELD
      some extraordinary reason, the      The effective yield for Investment
      Fund realizes net long-term         Shares and Trust Shares were 5.61%
      capital gains, it will              and 5.61%, respectively, for the
      distribute them at least once       seven-day period ended July 31,
      every 12 months.                    1995.
YIELD                                     The Fund's effective yield for both
The yield for Investment Shares and       classes of Shares is computed by
Trust Shares were 5.46%. and 5.46%,       compounding the unannualized base
respectively, for the seven-day           period return by:
period ended July 31, 1995.                  -   adding 1 to the base period
The Fund calculates the yield for               return;
both classes of Shares daily, based          -   raising the sum to the
upon the seven days ending on the               365/7th power; and
day of the calculation, called the           -   subtracting 1 from the
"base period." This yield is                    result.
computed by:                              PERFORMANCE COMPARISONS
   -  determining the net change in       The performance of both classes of
      the value of a hypothetical         shares depends upon such variables
      account with a                      as:
   -  balance of one Share at the            -  portfolio quality;
      beginning of the base period,          -  average portfolio maturity;
      with the net change excluding          -  type of instruments in which
      capital changes but including             the portfolio is invested;
      the value of any additional            -  changes in interest rates on
      Shares purchased with                     money market instruments;
      dividends earned from the              -  changes in the expenses of the
      original one Share and all                Fund or of either class of
      dividends declared on the                 shares; and
      original and any purchased             -  the relative amount of Fund
      Shares;                                   cash flow.
   -  dividing the net change in the
      account's value by the value
      of the account at the
      beginning of the base period
      to determine the base period
      return; and
   -  multiplying the base period
      return by (365/7).
To the extent that financial
institutions and broker/dealers
      -  LIPPER ANALYTICAL SERVICES,         publication reports monthly
      INC. ranks funds in various               and 12-month-to-date
      fund categories by making                 investment results for the
      comparative calculations using            same money funds.
      total return. Total return          Advertisements and other sales
      assumes the reinvestment of         literature for either class of
      all income dividends and            shares may refer to total return.
      capital gains distributions,        Total return is the historic change
      if any. From time to time, the      in the value of an investment in
      Fund will quote its Lipper          either class of shares based on the
      ranking in the money market         reinvestment of dividends over a
      instruments category in             specified period of time.
      advertising and sales               Cusip 350756201
      literature.                         Cusip 350756300
   -  BANK RATE MONITOR NATIONAL          9052205B (9/95)
      INDEX, Miami Beach, Florida,
      is a financial reporting
      service which publishes weekly
      average rates of 50 leading
      bank and thrift institution
      money market deposit accounts.
      The rates published in the
      index are averages of the
      personal account rates offered
      on the Wednesday prior to the
      date of publication by ten of
      the largest banks and thrifts
      in each of the five largest
      Standard Metropolitan
      Statistical Areas. Account
      minimums range upward from
      $2,500 in each institution,
      and compounding methods vary.
      If more than one rate is
      offered, the lowest rate is
      used. Rates are subject to
      change at any time specified
      by the institution.
   -  DONOGHUE'S MONEY FUND REPORT
      publishes annualized yields of
      hundreds of money market funds
      on a weekly basis and through
      its Money Market Insight
FOUNTAIN SQUARE GOVERNMENT CASH RESERVES FUND
INVESTMENT SHARES

[LOGO]
FOUNTAIN SQUARE FUNDS
PROSPECTUS

[LOGO]
FIFTH THIRD BANK
INVESTMENT ADVISER

Cusip 350756508
1041201A-R (9/95)
65-0920


FOUNTAIN SQUARE GOVERNMENT

CASH RESERVES FUND
(A PORTFOLIO OF FOUNTAIN SQUARE FUNDS)
INVESTMENT SHARES
PROSPECTUS

The Investment Shares of Fountain Square Government Cash Reserves Fund (the "Fund") offered by this prospectus represent interests in a diversified portfolio of securities which is one of a series of investment portfolios in Fountain Square Funds (the "Trust"), an open-end management investment company (a mutual fund).

The Fund is a money market fund which invests in short-term U.S. government securities to achieve high current income consistent with stability of principal and liquidity. The Fund intends to limit its investments to those U.S. government securities whose interest is generally exempt from personal income tax in the various states if owned directly. Please see the "Tax Information" section of this prospectus.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF FIFTH THIRD BANK, ARE NOT ENDORSED OR GUARANTEED BY FIFTH THIRD BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in Investment Shares of the Fund. Keep this prospectus for future reference.


The Fund has also filed a Combined Statement of Additional Information for Investment Shares, dated September 30, 1995, with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Combined Statement of Additional Information free of charge, obtain other information or make inquiries about the Fund by writing to the Fund or calling (513) 744-8888 in Cincinnati or toll-free (800) 334-0483.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated September 30, 1995



TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------
FINANCIAL HIGHLIGHTS--
  INVESTMENT SHARES                                                            2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------
  Investment Objective                                                         3
  Investment Policies                                                          3
     Acceptable Investments                                                    3
     When-Issued and Delayed Delivery
       Transactions                                                            4
  Investment Limitations                                                       4

FOUNTAIN SQUARE FUNDS INFORMATION                                              4
------------------------------------------------------
  Management of the Trust                                                      4
     Board of Trustees                                                         4
     Investment Adviser                                                        4
       Advisory Fees                                                           5
       Adviser's Background                                                    5
  Distribution of Investment Shares                                            5
     Distribution Plan                                                         5
     Other Payments to Financial
       Institutions                                                            6
  Administration of the Fund                                                   6
     Administrative Services                                                   6
     Custodian, Transfer Agent, and
       Dividend Disbursing Agent                                               7
     Independent Auditors                                                      7

NET ASSET VALUE                                                                7
------------------------------------------------------

INVESTING IN TRUST SHARES                                                      7
------------------------------------------------------
  Share Purchases                                                              7
     Through Fifth Third Securities                                            8
  Minimum Investment Required                                                  8
  What Shares Cost                                                             8
  Certificates and Confirmations                                               8
  Dividends                                                                    9
  Capital Gains                                                                9

EXCHANGES                                                                      9
------------------------------------------------------

REDEEMING INVESTMENT SHARES                                                   10
------------------------------------------------------
  Through Fifth Third Securities                                              10
     By Telephone                                                             10
     By Mail                                                                  10
     Receiving Payment                                                        11
  Accounts with Low Balances                                                  11

SHAREHOLDER INFORMATION                                                       11
------------------------------------------------------
  Voting Rights                                                               11
  Massachusetts Law                                                           12

EFFECT OF BANKING LAWS                                                        12
------------------------------------------------------

TAX INFORMATION                                                               13
------------------------------------------------------
  Federal Income Tax                                                          13
  State and Local Taxes                                                       13

PERFORMANCE INFORMATION                                                       13
------------------------------------------------------

OTHER CLASSES OF SHARES                                                       14
------------------------------------------------------

FINANCIAL STATEMENTS                                                          15
------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS                                                22
------------------------------------------------------

ADDRESSES                                                                     23

------------------------------------------------------



SUMMARY OF FUND EXPENSES

--------------------------------------------------------------------------------


                                     INVESTMENT SHARES
                              SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price).........    None
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)...............................................    None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable)...............................................    None
Redemption Fee (as a percentage of amount redeemed, if applicable)..................    None
Exchange Fee........................................................................    None
                        ANNUAL INVESTMENT SHARES OPERATING EXPENSES
                          (As a percentage of average net assets)
Management Fee (after waiver)(1)....................................................    0.30%
12b-1 Fee (after waiver)(2).........................................................    0.00%
Other Expenses......................................................................    0.20%
     Total Investment Shares Operating Expenses(3)..................................    0.50%



(1) The management fee has been reduced to reflect the voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.



(2) The 12b-1 has been reduced to reflect the voluntary waiver by the distributor. The distributor can terminate this voluntary waiver at any time at its sole discretion. The maximum 12b-1 fee is 0.35%.



(3) Total Investment Shares operating expenses would have been 0.95% absent the voluntary waiver by the investment adviser and the distributor.



     THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF INVESTMENT SHARES WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FOUNTAIN SQUARE FUNDS INFORMATION" AND "INVESTING IN INVESTMENT SHARES." Wire-transferred redemptions of less than $10,000 may be subject to additional fees.



                           EXAMPLE                             1 year   3 years   5 years   10 years
-------------------------------------------------------------  -------  --------  --------  ---------
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end
  of each time period. The Fund charges no redemption fees
for Investment Shares........................................    $5       $16       $28        $63



     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.




FOUNTAIN SQUARE GOVERNMENT CASH RESERVES FUND

FINANCIAL HIGHLIGHTS--INVESTMENT SHARES

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 22.



                                                               YEAR ENDED JULY 31,
                                                     ---------------------------------------
                                                      1995       1994       1993      1992*
                                                     ------     ------     ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD                 $ 1.00     $ 1.00     $ 1.00     $ 1.00
-------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------
  Net investment income                                0.05       0.03       0.03       0.03
-------------------------------------------------    ------     ------     ------     ------
LESS DISTRIBUTIONS
-------------------------------------------------
  Dividends to shareholders from net
  investment income                                   (0.05)     (0.03)     (0.03)     (0.03)
-------------------------------------------------    ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD                       $ 1.00     $ 1.00     $ 1.00     $ 1.00
-------------------------------------------------    ------     ------     ------     ------
TOTAL RETURN**                                         5.22%      3.03%      2.76%      2.61%
-------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------
  Expenses                                             0.50%      0.50%      0.50%      0.50%(b)
-------------------------------------------------
  Net investment income                                5.17%      2.96%      3.22%      3.68%(b)
-------------------------------------------------
  Expense waiver/reimbursement(a)                      0.45%      0.48%      0.50%      0.50%(b)
-------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------
  Net assets, end of period (000 omitted)            $45,726    $11,073    $10,923    $8,726
-------------------------------------------------



 * Reflects operations for the period from November 25, 1991 (date of initial public investment) to July 31, 1992.



** Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.



(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



(b) Computed on an annualized basis.



(See Notes which are an integral part of the Financial Statements)



GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees ("Trustees") have established two classes of shares of the Fund, known as Trust Shares and Investment Shares. This prospectus relates only to the Investment Shares of the Fund.


Investment Shares ("Shares") are designed for investors who are not clients of the Trust Department of The Fifth Third Bank ("Fifth Third Bank") or its affiliates as a convenient means of accumulating an interest in a professionally managed, diversified portfolio limited to U.S. government obligations. A minimum initial investment of $1,000 is required.


The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is high current income consistent with stability of principal and liquidity. This investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of short-term U.S. government securities maturing in 13 months or less. The average maturity of U.S. government securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.

The Fund intends to limit its investments to those U.S. government securities whose interest is generally exempt from personal income tax in the various states if owned directly. However, from time to time, the Fund may also invest in other U.S. government securities if the adviser deems it advantageous to do so. Please see the "Tax Information" section of this prospectus.

ACCEPTABLE INVESTMENTS. The U.S. government securities in which the Fund invests are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:


     - direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds; and



     - notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as the: Farm Credit Banks; Federal Home Loan Banks; and Student Loan Marketing Association.



Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities since it is not obligated to do so. These agencies and instrumentalities are supported by:

     - the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

     - discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

     - the credit of the agency or instrumentality.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase U.S. government securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.



The Fund may dispose of a commitment prior to settlement if the Fund's adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.


INVESTMENT LIMITATIONS

The Fund will not borrow money directly or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of its total assets to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not commit more than 10% of its net assets to illiquid obligations.

FOUNTAIN SQUARE FUNDS INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST


BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.



INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Fifth Third Bank, the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.


     ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to .40 of 1% of the Fund's average daily net assets. The Adviser has undertaken to waive up to the amount of the advisory fee, for operating expenses in excess of limitations established by certain states. The Adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.


     ADVISER'S BACKGROUND. Fifth Third Bank, an Ohio state chartered bank, is a wholly-owned subsidiary of Fifth Third Bancorp, a bank holding company organized under the laws of Ohio. Fifth Third Bank is a commercial bank offering a wide range of banking services to its customers. As of July 31, 1995, Fifth Third Bank and its affiliates managed assets in excess of $7.8 billion on a discretionary basis and provided custody services for additional assets in excess of $67.2 billion. Fifth Third Bank has managed mutual funds since 1988.



     Fifth Third Bank has managed pools of commingled funds since 1953. Currently, the Trust and Investment Division manages 14 such pools with total assets of over $1.11 billion.



     As part of their regular banking operations, Fifth Third Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of Fifth Third Bank. The lending relationship will not be a factor in the selection of securities.


DISTRIBUTION OF INVESTMENT SHARES


Until December 1, 1995, Federated Securities Corp. serves as the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the distributor for a number of investment companies. Federated Securities Corp., a subsidiary of Federated Investors, is located at Federated Investors Tower, Pittsburgh, PA 15222-3779.



Effective December 1, 1995, BISYS Fund Services L.P. will serve as the distributor for the Trust. BISYS Fund Services L.P. is wholly-owned by BISYS Group, Inc., 150 Clove Road, Little Falls, NJ 07424, a publicly owned company engaged in information processing and recordkeeping services to and through banking and other financial organizations.



DISTRIBUTION PLAN. Pursuant to the provisions of a distribution plan adopted in accordance with Rule 12b-1 (the "Plan") under the Investment Company Act of 1940, the Fund will pay to the distributor an amount computed at an annual rate of up to 0.35% of the average daily net asset value of the Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Plan.



The distributor may from time to time and for such periods as it deems appropriate, voluntarily reduce its compensation under the Plan to the extent the expenses attributable to the Shares exceed such lower expense limitation as the distributor may, by notice to the Trust, voluntarily declare to be effective.


The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and brokers/dealers to provide sales and/or administrative services as agents for their clients or customers who beneficially own Shares. Administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Fund; assisting clients in changing dividend options; account designations, and addresses; and providing such other services as the Fund reasonably requests.

Financial institutions will receive fees from the distributor based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the distributor.

OTHER PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor, the Adviser, or their affiliates may also offer to pay a fee from their own assets to financial institutions as financial assistance for providing substantial marketing and sales support. The support may include initiating customer accounts, providing sales literature, or participating in sales, educational and training seminars (including those held at recreational facilities). Such assistance will be predicated upon the amount of shares the financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Adviser or its affiliates.

The Glass-Steagall Act limits the ability of a depository institution (such as a commercial bank or a savings and loan association) to become an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the administrative services.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

ADMINISTRATION OF THE FUND


ADMINISTRATIVE SERVICES. Until December 1, 1995, Federated Administrative Services, a subsidiary of Federated Investors, provides the Fund with certain administrative personnel and services necessary to operate the Fund, such as legal and accounting services. Federated Administrative Services provides these at an annual rate as specified below:


       MAXIMUM                AVERAGE AGGREGATE DAILY
 ADMINISTRATIVE FEE           NET ASSETS OF THE TRUST
---------------------    ----------------------------------
      .15 of 1%              on the first $250 million
     .125 of 1%               on the next $250 million
      .10 of 1%               on the next $250 million
                            on assets in excess of $750
     .075 of 1%                       million

The administrative fee received during any fiscal year shall be at least $50,000 per Fund. Federated Administrative Services may choose voluntarily to waive a portion of its fee at any time.



Effective December 1, 1995, BISYS Fund Services L.P. will serve as the administrator. The administrator generally assists in all aspects of the Trust's administration and operation including providing the Fund with certain administrative personnel and services necessary to operate the Fund, such as legal and accounting services. BISYS Fund Services L.P. provides these at an annual rate as specified below:



      MAXIMUM              AVERAGE AGGREGATE DAILY NET
ADMINISTRATIVE FEE             ASSETS OF THE TRUST
-------------------    ------------------------------------
       .10%                  of the first $1 billion
       .08%                   of the next $1 billion
       .07%                  in excess of $2 billion



The administrator may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.



Effective December 1, 1995, pursuant to a separate agreement with BISYS Fund Services L.P., Fifth Third Bank performs sub-administration services on behalf of the Fund including providing certain administrative personnel and services necessary to operate the Fund for which it receives a fee from BISYS Fund Services L.P. computed daily and paid periodically calculated at an annual rate of 0.025% of average daily net assets.


CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Fifth Third Bank, Cincinnati, Ohio, is custodian for the securities and cash of the Fund, transfer agent for the shares of the Fund, and dividend disbursing agent for the Fund.


INDEPENDENT AUDITORS. The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania.


NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per Share is determined by adding the interest of the Shares in the value of all securities and other assets of the Fund, subtracting the interest of the Shares in liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per Share.

INVESTING IN TRUST SHARES
--------------------------------------------------------------------------------

SHARE PURCHASES


Shares are sold on days on which the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. Customers of Fifth Third Securities may purchase Investment Shares through Fifth Third Securities. All other investors should purchase Investment Shares directly from the distributor. In connection with the sale of Investment Shares, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. Purchasing through Fifth Third Bank may not be available to investors in all states.



THROUGH FIFTH THIRD SECURITIES. A customer of Fifth Third Securities may telephone Fifth Third Securities at (513) 744-8888 in Cincinnati or toll-free
(800) 334-0483 to place an order to purchase Investment Shares. All other investors must place their purchase orders through the distributor. Texas residents must purchase Shares through Federated Securities Corp. at 1-800-358-2801 until December 1, 1995. Effective December 1, 1995, Texas residents must contact BISYS Fund Services L.P. at 1-800-554-3862.


Payment may be made to the Fund either by check or federal funds. Orders are considered received after payment by check is converted into federal funds and received by Fifth Third Bank. This is normally the next business day after Fifth Third Bank receives the check. When payment is made with federal funds, the order is considered received when federal funds are received by Fifth Third Bank. Federal funds should be wired to Fifth Third Bank as follows: ABA No. 042 000 314 Fifth Third Cincinnati. Attention: Fountain Square Funds Department; For Credit to: (shareholder name and account number); For Further Credit to:
Fountain Square Government Cash Reserves Fund -- Investment Shares. Investors not purchasing through Fifth Third Bank should consult their financial institution for wiring instructions.

MINIMUM INVESTMENT REQUIRED


The minimum initial investment in Shares is $1,000. Subsequent investments must be in amounts of at least $50. For customers of Fifth Third Bank, an institutional investor's minimum investment will be calculated by combining all accounts it maintains with Fifth Third Bank and investments in the Fund.



The minimum investment requirements do not apply with respect to accounts that have been established to automatically invest cash accumulations in the Fund. Investors participating in such arrangements may be charged separate fees by the financial institution that provides this service, and should read this prospectus along with their financial institution's agreement or other literature relating to this service.


WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. The Fund does not impose a sales charge.

The net asset value is determined at 4:00 p.m. (Cincinnati time), Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, and Christmas Day.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Fifth Third Bank maintains a share account for each shareholder of record. Share certificates are not issued.


Detailed statements that include account balances, information on each purchase or redemption, and a report of dividends paid during the month are sent to each shareholder monthly and will serve as confirmations of all transactions in the shareholder's account for the statement period.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends will be reinvested on payment dates in additional Shares unless cash payments are requested by writing to the Fund or Fifth Third Bank, as appropriate. Share purchase orders received by Fifth Third Bank before 12:00 noon (Cincinnati time) earn dividends that day.

CAPITAL GAINS

If the Fund experiences capital gains, it could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

EXCHANGES
--------------------------------------------------------------------------------

Shareholders who are clients of Fifth Third Securities may exchange shares of one Fund for shares of any of the other funds in the Trust by calling Fifth Third Securities at (513) 744-8888 in Cincinnati or toll free (800) 334-0483 or sending a written request to Fifth Third Securities. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

Shares of Funds with a sales charge may be exchanged at net asset value for shares of other Funds with an equal sales charge or no sales charge. Shares of Funds with no sales charge acquired by direct purchase or reinvestment of dividends on such shares may be exchanged for shares of Funds with a sales charge at net asset value plus the applicable sales charge. When exchanging into and out of shares of the Funds in the Trust, shareholders who have paid a sales load once upon purchasing shares of any Fund will not have to pay a sales load again on an exchange.

Orders for exchanges of shares of money market funds must be received by 12:00 noon (Cincinnati time). Orders for exchanges of the International Equity Fund, Government Fund, Bond Fund, Ohio Tax Free Fund, Growth Fund, Mid Cap Fund, and Balanced Fund must be received by 4:00 p.m. (Cincinnati time). Orders for exchanges are taken on any day that the Funds are open for business. Orders which are received prior to the cut-off times listed above will be executed as of the close of business that day. Orders received after the respective cut-off times will be executed at the close of the next business day.

An excessive number of exchanges may be disadvantageous to the Trust. Therefore the Trust, in addition to its right to reject any exchange, reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination.

An exchange order must comply with the requirements for a redemption and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial investment requirement of the Fund being acquired. An exchange constitutes a sale for federal income tax purposes.


The exchange privilege is only available in states where shares of the Fund being acquired may legally be sold. Before the exchange, a shareholder must receive a prospectus of the Fund for which the exchange is being made.

REDEEMING INVESTMENT SHARES
--------------------------------------------------------------------------------


The Fund redeems Shares at their net asset value next determined after Fifth Third Bank receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemption must be received in proper form and can be made through Fifth Third Bank or Fifth Third Securities.


THROUGH FIFTH THIRD SECURITIES


BY TELEPHONE. A shareholder who is a customer of Fifth Third Securities may redeem shares by telephoning Fifth Third Securities at (513) 744-8888 in Cincinnati or toll-free (800) 334-0483. All other investors may redeem through Federated Securities Corp. by calling 1-800-358-2801 until December 1, 1995. Effective December 1, 1995, all other investors may redeem through BISYS Fund Services L.P. at 1-800-554-3862.


For calls received by Fifth Third Securities before 12:00 noon (Cincinnati time), proceeds will normally be dispersed the same day to the shareholder's account at Fifth Third Bank or Fifth Third Securities, or a check will be sent to the address of record. Those Shares will not be entitled to the dividend declared that day. For calls received after 12:00 noon (Cincinnati time), proceeds will normally be dispersed the following business day. Those Shares will be entitled to the dividend declared on the day the redemption request was received. In no event will proceeds be dispersed more than seven days after a proper request for redemption has been received. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Fifth Third Securities or the distributor.

Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

BY MAIL. A shareholder who is a customer of Fifth Third Securities may redeem Shares by sending a written request to Fifth Third Securities.

The written request should include the shareholder's name, the Fund name and class of shares, the account number, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request. Shareholders should call Fifth Third Bank or Fifth Third Securities for assistance in redeeming by mail.


Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

     - a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

     - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

     - a savings and loan association or a savings bank whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

     - any other "eligible guarantor institution," as defined by the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.


RECEIVING PAYMENT. Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper written redemption request, provided the Fund or its agents have received payment for shares from the distributor.


ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account and pay the proceeds to the shareholder if, due to shareholder redemptions, the account balance falls below the required minimum value of $1,000.


Before redeeming Shares to close an account, the Fund will notify the shareholder in writing and allow the shareholder 30 days to purchase additional Shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS


Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each Fund in the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only shares of that Fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or the Fund's operation and for the election of Trustees under certain circumstances. As of July 31, 1995, Fifth Third Bank may for certain purposes be deemed to control the Funds because it is owner of record of certain shares of the Funds.


Trustees may be removed by a two-thirds vote of the number of Trustees prior to such removal or by a two-thirds vote of the shareholders at a special meeting. The Trustees shall call a special meeting of shareholders upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all series entitled to vote.

MASSACHUSETTS LAW

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Fund for such acts or obligations of the Trust. These documents require inclusion of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign on behalf of the Fund.

In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required by the Declaration of Trust to use the property of the Fund to protect or to compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder of the Fund for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and to pay judgments against them from the assets of the Fund.

EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customer. The Fund's investment adviser, Fifth Third Bank, is subject to such banking laws and regulations.

Fifth Third Bank believes that it may perform the investment advisory services for the Fund contemplated by its advisory agreement with the Trust without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent Fifth Third Bank from continuing to perform all or a part of the above services for its customers and/or the Fund. In such event, changes in the operation of the Fund may occur, including the possible alteration or termination of any automatic or other Fund share investment and redemption services then being provided by Fifth Third Bank, and the Trustees would consider alternative investment advisers and other means of continuing available investment services. It is not expected that Fund shareholders would suffer any adverse financial consequences (if another adviser with equivalent abilities to Fifth Third Bank is found) as a result of any of these occurrences.


TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

The Fund intends to limit its investments to U.S. government securities paying interest which, if owned directly by shareholders of the Fund, would generally be exempt from state personal income tax. However, from time to time, the Fund may also invest in other U.S. government securities if the Adviser deems it advantageous to do so. Moreover, under the laws of some states, the net investment income generally distributed by the Fund may be taxable to shareholders. State laws differ on this issue, and shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its yield and effective yield for Investment Shares.

The yield of Investment Shares represents the annualized rate of income earned on an investment in Investment Shares over a seven-day period. It is the annualized dividends earned during the period on the investment, shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned by an investment in Investment Shares is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Advertisements and other sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in Investment Shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

Yield and effective yield will be calculated separately for Trust Shares and Investment Shares. Because Investment Shares are subject to 12b-1 fees, the yield and effective yield of Trust Shares, for the same period, will exceed that of Investment Shares.



From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------


Trust Shares are sold to trust customers of Fifth Third Bank and are subject to a minimum initial investment of $1,000. Trust Shares are sold at net asset value and are distributed without a Rule 12b-1 Plan.


Financial institutions and brokers providing sales and/or administrative services may receive different compensation from one class of shares than from another class of shares.

The amount of dividends payable to Trust Shares will exceed those payable to Investment Shares by the difference between class expenses and distribution expenses borne by shares of each respective class.

The stated advisory fee is the same for both classes of shares.


To obtain more information and a prospectus for Trust Shares, investors may call
(513) 744-8888 in Cincinnati or toll free (800) 334-0483.



FOUNTAIN SQUARE GOVERNMENT CASH RESERVES FUND
PORTFOLIO OF INVESTMENTS

JULY 31, 1995

--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                                  VALUE
-----------         ----------------------------------------------------------------   ------------
SHORT-TERM OBLIGATIONS--100.2%
------------------------------------------------------------------------------------
$44,250,000       * Federal Farm Credit Bank Discount Notes, 5.663%-8.101%,
                    8/1/1995-11/9/1995                                                 $ 43,928,382
                    ----------------------------------------------------------------
  5,000,000      ** Federal Farm Credit Bank Floating Rate Note, 5.935%, 2/26/1996        4,993,628
                    ----------------------------------------------------------------
 74,900,000       * Federal Home Loan Bank Discount Notes, 5.683%-8.177%,
                    8/7/1995-11/20/1995                                                  74,157,399
                    ----------------------------------------------------------------
  5,000,000      ** Federal Home Loan Bank Floating Rate Notes, 5.75%, 12/15/1995         5,000,241
                    ----------------------------------------------------------------
  5,000,000         Federal Home Loan Bank Fixed Rate Notes, 5.82%, 10/19/1995            4,997,269
                    ----------------------------------------------------------------
  4,000,000       * Student Loan Marketing Association Discount Note, 5.80%,
                    9/20/1995                                                             3,968,889
                    ----------------------------------------------------------------
 15,000,000      ** Student Loan Marketing Association Floating Rate Notes,
                    5.67%-5.88%, 8/10/1995-12/14/1995                                    15,000,000
                    ----------------------------------------------------------------
 23,600,000      ** Student Loan Marketing Association Master Note 5.79%, 8/1/1995       23,600,000
                    ----------------------------------------------------------------   ------------
                    TOTAL INVESTMENTS, AT AMORTIZED COST AND VALUE                     $175,645,808+
                    ----------------------------------------------------------------   ------------

 * Each issue shows the rate of discount at the time of purchase.

** Current rate and next demand date shown.

+ Also represents cost for federal tax purposes.

 Note: The category of investments is shown as a percentage of net assets ($175,328,820) at
      July 31, 1995.

(See Notes which are an integral part of the Financial Statements)



FOUNTAIN SQUARE GOVERNMENT CASH RESERVES FUND
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1995
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------
Investments in securities, at amortized cost and value                             $175,645,808
-------------------------------------------------------------------------------
Cash                                                                                     32,091
-------------------------------------------------------------------------------
Income receivable                                                                       543,243
-------------------------------------------------------------------------------
Deferred expenses                                                                         5,572
-------------------------------------------------------------------------------    ------------
     Total assets                                                                   176,226,714
-------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------
Dividends payable                                                       799,670
--------------------------------------------------------------------
Payable to Adviser                                                       46,164
--------------------------------------------------------------------
Accrued expenses                                                         52,060
--------------------------------------------------------------------   --------
     Total liabilities                                                                  897,894
-------------------------------------------------------------------------------    ------------
NET ASSETS for 175,328,820 shares of beneficial interest outstanding               $175,328,820
-------------------------------------------------------------------------------    ------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
Trust Shares ($129,603,214 / 129,603,214 shares of beneficial interest
  outstanding)                                                                            $1.00
-------------------------------------------------------------------------------    ------------
Investment Shares ($45,725,606 / 45,725,606 shares of beneficial interest
  outstanding)                                                                            $1.00
-------------------------------------------------------------------------------    ------------


(See Notes which are an integral part of the Financial Statements)


FOUNTAIN SQUARE GOVERNMENT CASH RESERVES FUND
STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
------------------------------------------------------------------------------------
Interest income                                                                         $8,570,187
------------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------------------------
Investment advisory fee                                                   $  604,802
----------------------------------------------------------------------
Administrative personnel and services fee                                    166,528
----------------------------------------------------------------------
Custodian fee                                                                  8,917
----------------------------------------------------------------------
Portfolio accounting, transfer and dividend disbursing agent fees
and expenses                                                                  41,559
----------------------------------------------------------------------
Director's/Trustee's fees                                                      2,837
----------------------------------------------------------------------
Auditing fees                                                                 13,066
----------------------------------------------------------------------
Legal fees                                                                     1,192
----------------------------------------------------------------------
Fund share registration costs                                                 39,935
----------------------------------------------------------------------
Printing and postage                                                          14,143
----------------------------------------------------------------------
Insurance premiums                                                             6,625
----------------------------------------------------------------------
Distribution services fee                                                    101,919
----------------------------------------------------------------------
Miscellaneous                                                                  8,861
----------------------------------------------------------------------    ----------
     Total expenses                                                        1,010,384
----------------------------------------------------------------------
Deduct--
----------------------------------------------------------------------
Waiver of investment advisory fee                             $152,445
-----------------------------------------------------------
Waiver of distribution services fee                            101,919       254,364
-----------------------------------------------------------   --------    ----------
     Net expenses                                                                          756,020
------------------------------------------------------------------------------------    ----------
          Net investment income                                                         $7,814,167
------------------------------------------------------------------------------------    ----------

(See Notes which are an integral part of the Financial Statements)



FOUNTAIN SQUARE GOVERNMENT CASH RESERVES FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       YEAR ENDED JULY 31,
                                                                  ------------------------------
                                                                      1995             1994
                                                                  -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------------
OPERATIONS--
---------------------------------------------------------------
Net investment income                                             $   7,814,167    $   3,502,654
---------------------------------------------------------------   -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------------------
Dividends to shareholders from net investment income:
---------------------------------------------------------------
Trust Shares                                                         (6,273,259)      (3,237,670)
---------------------------------------------------------------
Investment Shares                                                    (1,540,908)        (264,984)
---------------------------------------------------------------   -------------    -------------
     Change in net assets from distributions to shareholders         (7,814,167)      (3,502,654)
---------------------------------------------------------------   -------------    -------------
FUND SHARE (PRINCIPAL) TRANSACTIONS--
---------------------------------------------------------------
Proceeds from sale of shares                                        267,323,856      248,288,040
---------------------------------------------------------------
Cost of shares redeemed                                            (209,700,168)    (234,498,643)
---------------------------------------------------------------   -------------    -------------
     Change in net assets from Fund share transactions               57,623,688       13,789,397
---------------------------------------------------------------   -------------    -------------
          Change in net assets                                       57,623,688       13,789,397
---------------------------------------------------------------
NET ASSETS:
---------------------------------------------------------------
Beginning of period                                                 117,705,132      103,915,735
---------------------------------------------------------------   -------------    -------------
End of period                                                     $ 175,328,820    $ 117,705,132
---------------------------------------------------------------   -------------    -------------

(See Notes which are an integral part of the Financial Statements)




FOUNTAIN SQUARE GOVERNMENT CASH RESERVES FUND
NOTES TO FINANCIAL STATEMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

Fountain Square Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of nine diversified portfolios and one non-diversified portfolio. The financial statements included herein are only those of Fountain Square Government Cash Reserves Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Trust Shares and Investment Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

A.INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

B.INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

C.FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

D.WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date.

E.DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method not to exceed a period of five years from the Fund's commencement date.

F.OTHER--Investment transactions are accounted for on the trade date.


FOUNTAIN SQUARE GOVERNMENT CASH RESERVES FUND
--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 1995, capital paid-in aggregated $175,328,820. Transactions in Fund shares were as follows:

                                                                       YEAR ENDED JULY 31,
                                                                  -----------------------------
                         TRUST SHARES                                 1995             1994
---------------------------------------------------------------   ------------     ------------
Shares sold                                                        195,672,222      226,131,178
---------------------------------------------------------------
Shares redeemed                                                   (172,701,456)    (212,491,332)
---------------------------------------------------------------   ------------     ------------
  Net change resulting from Trust share transactions                22,970,766       13,639,846
---------------------------------------------------------------   ------------     ------------

                       INVESTMENT SHARES
---------------------------------------------------------------
Shares sold                                                         71,651,634       22,156,862
---------------------------------------------------------------
Shares redeemed                                                    (36,998,712)     (22,007,311)
---------------------------------------------------------------   ------------     ------------
  Net change resulting from Investment share transactions           34,652,922          149,551
---------------------------------------------------------------   ------------     ------------
       Net change resulting from Fund share transactions            57,623,688       13,789,397
---------------------------------------------------------------   ------------     ------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Fifth Third Bank, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to
0.40 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The FAS fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund's Investment Shares to finance activities intended to result in the sale of the Fund's Investment Shares. The Plan provides that the Fund may incur distribution expenses up to 0.35 of 1% of the average daily net assets of the Investment Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive all or a portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.


FOUNTAIN SQUARE GOVERNMENT CASH RESERVES FUND
--------------------------------------------------------------------------------

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES, PORTFOLIO ACCOUNTING AND CUSTODIAN FEES--Fifth Third Bank serves as transfer and dividend disbursing agent for the Fund for which it receives a fee. Fifth Third Bank sub-contracts the execution of the transfer and dividend disbursing agent functions to a non-affiliated entity. The fee is based on the level of the Fund's average net assets for the period, plus out-of-pocket expenses.

Fifth Third Bank maintains the Fund's accounting records for which it receives a fee. Fifth Third Bank sub-contracts the execution of the accounting services function to a non-affiliated entity. The fee is based on the level of the Fund's average net assets for the period, plus out-of-pocket expenses.

Fifth Third Bank is the Fund's custodian for which it receives a fee. The fee is based on the level of the Fund's average net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $30,604 were initially borne by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following July 10, 1991 (Fund's date of initial public investment). For the year ended July 31, 1995, the Fund paid $6,604, pursuant to this agreement.

Certain of the Officers and Trustees of the Trust are Officers and Trustees of the above companies.




REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

--------------------------------------------------------------------------------


To the Board of Trustees and Shareholders of



FOUNTAIN SQUARE FUNDS:



We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Fountain Square Government Cash Reserves Fund (one of the portfolios comprising Fountain Square Funds), as of July 31, 1995, and the related statement of operations for the year then ended, and statement of changes in net assets and financial highlights for the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fountain Square Government Cash Reserves Fund at July 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for the periods presented therein, in conformity with generally accepted accounting principles.



                                           ERNST & YOUNG LLP



Pittsburgh, Pennsylvania
September 15, 1995



ADDRESSES
--------------------------------------------------------------------------------


                 Fountain Square Government                   Fountain Square Funds
                 Cash Reserves Fund                           c/o Fifth Third Bank
                 Investment Shares                            38 Fountain Square Plaza
                                                              Cincinnati, Ohio 45263
-------------------------------------------------------------------------------------------------
Investment Adviser
                 Fifth Third Bank                             38 Fountain Square Plaza
                                                              Cincinnati, Ohio 45263
-------------------------------------------------------------------------------------------------
Custodian, Transfer Agent, and Dividend Disbursing Agent
                 Fifth Third Bank                             38 Fountain Square Plaza
                                                              Cincinnati, Ohio 45263
-------------------------------------------------------------------------------------------------
Independent Auditors
                 Ernst & Young LLP                            One Oxford Centre
                                                              Pittsburgh, Pennsylvania 15219
-------------------------------------------------------------------------------------------------




FOUNTAIN SQUARE GOVERNMENT CASH RESERVES FUND
TRUST SHARES

[LOGO]
FOUNTAIN SQUARE FUNDS
PROSPECTUS

[LOGO]
FIFTH THIRD BANK
INVESTMENT ADVISER
Cusip 350756409
1041201A-I (9/95)
65-0919


FOUNTAIN SQUARE GOVERNMENT
CASH RESERVES FUND
(A PORTFOLIO OF FOUNTAIN SQUARE FUNDS)
TRUST SHARES
PROSPECTUS

The Trust Shares of Fountain Square Government Cash Reserves Fund (the "Fund") offered by this prospectus represent interests in a diversified portfolio of securities which is one of a series of investment portfolios in Fountain Square Funds (the "Trust"), an open-end management investment company (a mutual fund).

The Fund is a money market fund which invests in short-term U.S. government securities to achieve high current income consistent with stability of principal and liquidity. The Fund intends to limit its investments to those U.S. government securities whose interest is generally exempt from personal income tax in the various states if owned directly. Please see the "Tax Information" section of this prospectus.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF FIFTH THIRD BANK, ARE NOT ENDORSED OR GUARANTEED BY FIFTH THIRD BANK, AND ARE NOT INSURED, OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in Trust Shares of the Fund. Keep this prospectus for future reference.


The Fund has also filed a Combined Statement of Additional Information for Trust Shares and Investment Shares, dated September 30, 1995, with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Combined Statement of Additional Information free of charge, obtain other information or make inquiries about the Fund by writing to the Fund or calling (513) 579-6039 in Cincinnati or toll-free (800) 654-5372.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated September 30, 1995



TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS--TRUST SHARES                                             2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------
  Investment Objective                                                         3
  Investment Policies                                                          3
     Acceptable Investments                                                    3
     When-Issued and Delayed Delivery
       Transactions                                                            4
  Investment Limitations                                                       4

FOUNTAIN SQUARE FUNDS INFORMATION                                              4
------------------------------------------------------
  Management of the Trust                                                      4
     Board of Trustees                                                         4
     Investment Adviser                                                        4
       Advisory Fees                                                           5
       Adviser's Background                                                    5
  Distribution of Trust Shares                                                 5
       Payments to Financial Institutions                                      5
  Administration of the Fund                                                   6
     Administrative Services                                                   6
     Custodian, Transfer Agent, and
       Dividend Disbursing Agent                                               6
     Independent Auditors                                                      7

NET ASSET VALUE                                                                7
------------------------------------------------------

INVESTING IN TRUST SHARES                                                      7
------------------------------------------------------
  Share Purchases                                                              7
     Through Fifth Third Bank                                                  7
  Minimum Investment Required                                                  7
  What Shares Cost                                                             8
  Certificates and Confirmations                                               8
  Dividends                                                                    8
  Capital Gains                                                                8

EXCHANGES                                                                      8
------------------------------------------------------

REDEEMING TRUST SHARES                                                         9
------------------------------------------------------
  Through Fifth Third Bank                                                     9
     By Telephone                                                              9
     By Mail                                                                  10
     Receiving Payment                                                        10
  Accounts with Low Balances                                                  10

SHAREHOLDER INFORMATION                                                       11
------------------------------------------------------
  Voting Rights                                                               11
  Massachusetts Law                                                           11

EFFECT OF BANKING LAWS                                                        11
------------------------------------------------------

TAX INFORMATION                                                               12
------------------------------------------------------
  Federal Income Tax                                                          12
  State and Local Taxes                                                       12

PERFORMANCE INFORMATION                                                       13
------------------------------------------------------

OTHER CLASSES OF SHARES                                                       13
------------------------------------------------------

FINANCIAL STATEMENTS                                                          14
------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS                                                21
------------------------------------------------------

ADDRESSES                                                                     22

------------------------------------------------------



SUMMARY OF FUND EXPENSES

--------------------------------------------------------------------------------


                                         TRUST SHARES
                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering
  price).....................................................................             None
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)........................................             None
Contingent Deferred Sales Charge (as a percentage of original purchase price
  or
  redemption proceeds, as applicable)........................................             None
Redemption Fee (as a percentage of amount redeemed, if applicable)...........             None
Exchange Fee.................................................................             None
                            ANNUAL TRUST SHARES OPERATING EXPENSES
                           (As a percentage of average net assets)
Management Fee (after waiver)(1).............................................            0.30%
12b-1 Fee (after waiver).....................................................             None
Total Other Expenses.........................................................            0.20%
     Total Trust Shares Operating Expenses(2)................................            0.50%



(1) The management fee has been reduced to reflect the voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.



(2) Total Trust Shares operating expenses would have been 0.60% absent the voluntary waiver by the investment adviser.



     THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF TRUST SHARES WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FOUNTAIN SQUARE FUNDS INFORMATION" AND "INVESTING IN TRUST SHARES." Wire-transferred redemptions of less than $10,000 may be subject to additional fees.



EXAMPLE                                                    1 year    3 years    5 years    10 years
                                                           -------   --------   --------   ---------
You would pay the following expenses on a $1,000
investment, assuming (1) 5% annual return and (2)
  redemption at the end of each time period. The Fund
charges no redemption fees for Trust Shares.............     $5        $16        $28         $63



     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.




FOUNTAIN SQUARE GOVERNMENT CASH RESERVES FUND



FINANCIAL HIGHLIGHTS--TRUST SHARES

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 21.



                                                         YEAR ENDED JULY 31,
                                          --------------------------------------------------
                                           1995       1994       1993       1992      1991*
                                          ------     ------     ------     ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD      $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
--------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------
  Net investment income                     0.05       0.03       0.03       0.04       0.003
--------------------------------------    ------     ------     ------     ------     ------
LESS DISTRIBUTIONS
--------------------------------------
  Dividends to shareholders from net
  investment income                        (0.05)     (0.03)     (0.03)     (0.04)     (0.003)
--------------------------------------    ------     ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD            $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
--------------------------------------    ------     ------     ------     ------     ------
TOTAL RETURN**                              5.22%      3.03%      2.76%      4.19%      0.33%
--------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------
  Expenses                                  0.50%      0.50%      0.50%      0.50%      0.30%(b)
--------------------------------------
  Net investment income                     5.17%      3.01%      3.22%      4.14%      5.49%(b)
--------------------------------------
  Expense waiver/reimbursement (a)          0.10%      0.13%      0.15%      0.15%      0.53%(b)
--------------------------------------
SUPPLEMENTAL DATA
--------------------------------------
  Net assets, end of period
  (000 omitted)                           $129,603   $106,632   $92,993    $82,888    $87,097
--------------------------------------



 * Reflects operations for the period from July 10, 1991 (date of initial public investment) to
   July 31, 1991.



** Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.



(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



(b) Computed on an annualized basis.



(See Notes which are an integral part of the Financial Statements)



GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees ("Trustees") have established two classes of shares of the Fund, known as Trust Shares and Investment Shares. This prospectus relates only to the Trust Shares of the Fund.


Trust Shares ("Shares") are designed for Trust clients of The Fifth Third Bank ("Fifth Third Bank") and its affiliates as a convenient means of accumulating an interest in a professionally managed, diversified portfolio limited to U.S. government obligations. A minimum initial investment of $1,000 is required.


The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is high current income consistent with stability of principal and liquidity. This investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of short-term U.S. government securities maturing in 13 months or less. The average maturity of U.S. government securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.

The Fund intends to limit its investments to those U.S. government securities whose interest is generally exempt from personal income tax in the various states if owned directly. However, from time to time, the Fund may also invest in other U.S. government securities if the adviser deems it advantageous to do so. Please see the "Tax Information" section of this prospectus.

ACCEPTABLE INVESTMENTS. The U.S. government securities in which the Fund invests are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:

     - direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds; and


     - notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as the: Farm Credit Banks; Federal Home Loan Banks; and Student Loan Marketing Association.



Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities since it is not obligated to do so. These agencies and instrumentalities are supported by:

     - the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

     - discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

     - the credit of the agency or instrumentality.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase U.S. government securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.



The Fund may dispose of a commitment prior to settlement if the Fund's adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.


INVESTMENT LIMITATIONS

The Fund will not borrow money directly or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of its total assets to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not commit more than 10% of its net assets to illiquid obligations.

FOUNTAIN SQUARE FUNDS INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST


BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.



INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Fifth Third Bank, the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.


     ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to 0.40 of 1% of the Fund's average daily net assets. The Adviser has undertaken to waive up to the amount of the advisory fee, for operating expenses in excess of limitations established by certain states. The Adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.


     ADVISER'S BACKGROUND. Fifth Third Bank, an Ohio state chartered bank, is a wholly-owned subsidiary of Fifth Third Bancorp, a bank holding company organized under the laws of Ohio. Fifth Third Bank is a commercial bank offering a wide range of banking services to its customers. As of July 31, 1995, Fifth Third Bank and its affiliates managed assets in excess of $7.8 billion on a discretionary basis and provided custody services for additional assets in excess of $67.2 billion. Fifth Third Bank has managed mutual funds since 1988.



     Fifth Third Bank has managed pools of commingled funds since 1953. Currently, the Trust and Investment Division manages 14 such pools with total assets of over $1.11 billion.



     As part of their regular banking operations, Fifth Third Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of Fifth Third Bank. The lending relationship will not be a factor in the selection of securities.


DISTRIBUTION OF TRUST SHARES


Until December 1, 1995, Federated Securities Corp. serves as the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the distributor for a number of investment companies. Federated Securities Corp., a subsidiary of Federated Investors, is located at Federated Investors Tower, Pittsburgh, PA 15222-3779.



Effective December 1, 1995, BISYS Fund Services L.P. will serve as the distributor for the Trust. BISYS Fund Services L.P. is wholly-owned by BISYS Group, Inc., 150 Clove Road, Little Falls, NJ 07424, a publicly owned company engaged in information processing and recordkeeping services to and through banking and other financial organizations.


PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor, the Adviser, or their affiliates may offer to pay a fee from their own assets to financial institutions as financial assistance for providing substantial marketing and sales support. The support may include initiating customer accounts, providing sales literature, or participating in sales, educational and training seminars (including those held at recreational facilities). Such assistance will be predicated upon the amount of shares the financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Adviser or its affiliates.

The Glass-Steagall Act limits the ability of a depository institution (such as a commercial bank or a savings and loan association) to become an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the administrative services.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

ADMINISTRATION OF THE FUND


ADMINISTRATIVE SERVICES. Until December 1, 1995, Federated Administrative Services, a subsidiary of Federated Investors, provides the Fund with certain administrative personnel and services necessary to operate the Fund, such as legal and accounting services. Federated Administrative Services provides these at an annual rate as specified below:


      MAXIMUM                    AVERAGE AGGREGATE DAILY
ADMINISTRATIVE FEE               NET ASSETS OF THE TRUST
-------------------        ------------------------------------
     .15 of 1%                  on the first $250 million
    .125 of 1%                   on the next $250 million
     .10 of 1%                   on the next $250 million
    .075 of 1%             on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $50,000 per Fund. Federated Administrative Services may choose voluntarily to waive a portion of its fee at any time.


Effective December 1, 1995, BISYS Fund Services L.P. will serve as the administrator. The administrator generally assists in all aspects of the Trust's administration and operation including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. BISYS Fund Services L.P. provides these at an annual rate as specified below:



      MAXIMUM              AVERAGE AGGREGATE DAILY NET
ADMINISTRATIVE FEE             ASSETS OF THE TRUST
-------------------    ------------------------------------
       .10%                  of the first $1 billion
       .08%                   of the next $1 billion
       .07%                  in excess of $2 billion



The administrator may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.



Effective December 1, 1995, pursuant to a separate agreement with BISYS Fund Services L.P., Fifth Third Bank performs sub-administration services on behalf of the Fund including providing certain administrative personnel and services necessary to operate the Fund for which it receives a fee from BISYS Fund Services L.P. computed daily and paid periodically calculated at an annual rate of 0.025% of average daily net assets.


CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Fifth Third Bank, Cincinnati, Ohio, is custodian for the securities and cash of the Fund, transfer agent for the shares of the Fund, and dividend disbursing agent for the Fund.



INDEPENDENT AUDITORS. The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania.


NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per Share is determined by adding the interest of the Shares in the value of all securities and other assets of the Fund, subtracting the interest of the Shares in liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per Share.

INVESTING IN TRUST SHARES
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. A customer of Fifth Third Bank may purchase Trust Shares of the Fund through Fifth Third Bank. All other investors should purchase Trust Shares directly from the distributor. In connection with the sale of Trust Shares, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. Purchases through Fifth Third Bank may not be available to investors in all states.


THROUGH FIFTH THIRD BANK. A customer of Fifth Third Bank may telephone Fifth Third Bank at (513) 579-6039 in Cincinnati or toll-free (800) 654-5372 to place an order to purchase Trust Shares. All other investors must place their purchase orders through the distributor. Texas residents must purchase Shares through Federated Securities Corp. at 1-800-358-2801 until December 1, 1995. Effective December 1, 1995, Texas residents must contact BISYS Fund Services L.P. at 1-800-554-3862.


Payment may be made to Fifth Third Bank either by check or federal funds. Orders are considered received after payment by check is converted into federal funds and received by Fifth Third Bank. This is normally the next business day after Fifth Third Bank receives the check. When payment is made with federal funds, the order is considered received when federal funds are received by Fifth Third Bank. Federal funds should be wired to Fifth Third Bank as follows: ABA No. 042 000 314 Fifth Third Cincinnati. Attention: Fountain Square Funds Department; For Credit to: (shareholder name and account number); For Further Credit to:
Fountain Square Government Cash Reserves Fund--Trust Shares. Investors not purchasing through Fifth Third Bank should consult their financial institutions for wiring instructions.

MINIMUM INVESTMENT REQUIRED


The minimum initial investment in Shares is $1,000. Subsequent investments must be in amounts of at least $50. For customers of Fifth Third Bank, an institutional investor's minimum investment will be calculated by combining all accounts it maintains with Fifth Third Bank and investments in the Fund.




The minimum investment requirements do not apply with respect to accounts that have been established to automatically invest cash accumulations in the Fund. Investors participating in such arrangements may be charged separate fees by the financial institution that provides this service, and should read this prospectus along with their financial institution's agreement or other literature relating to this service.


WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. The Fund does not impose a sales charge.

The net asset value is determined at 4:00 p.m. (Cincinnati time), Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, and Christmas Day.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Fifth Third Bank maintains a share account for each shareholder of record. Share certificates are not issued.

Detailed statements that include account balances, information on each purchase or redemption, and a report of dividends paid during the month are sent to each shareholder monthly and will serve as confirmations of all transactions in the shareholder's account for the statement period.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends will be reinvested on payment dates in additional Shares unless cash payments are requested by writing to the Fund or Fifth Third Bank, as appropriate. Share purchase orders received by Fifth Third Bank before 12:00 noon (Cincinnati time) earn dividends that day.

CAPITAL GAINS

If the Fund experiences capital gains, it could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

EXCHANGES
--------------------------------------------------------------------------------

A shareholder who is a customer of the Fifth Third Bank Trust and Investment Division may exchange shares of one Fund for shares of any of the other funds in the Trust by calling or sending a written request to their Fifth Third Bank Trust Officer. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Fund, they may be liable for losses due to unauthorized or fraudulent telephone instructions.


Shares of Funds with a sales charge may be exchanged at net asset value for shares of other Funds with an equal sales charge or no sales charge. Shares of Funds with no sales charge acquired by direct purchase or reinvestment of dividends on such shares may be exchanged for shares of Funds with a sales charge at net asset value plus the applicable sales charge. When exchanging into and out of shares of the Funds in the Trust, shareholders who have paid a sales load once upon purchasing shares of any Fund will not have to pay a sales load again on an exchange.

Orders for exchanges of shares of money market funds must be received by 12:00 noon (Cincinnati time). Orders for exchanges of the International Equity Fund, Government Fund, Bond Fund, Ohio Tax-Free Fund, Growth Fund, Mid Cap Fund, and Balanced Fund must be received by 4:00 p.m. (Cincinnati time). Orders for exchanges are taken on any day that the Funds are open for business. Orders which are received prior to the cut-off times listed above will be executed as of the close of business that day. Orders received after the respective cut-off times will be executed at the close of the next business day.

An excessive number of exchanges may be disadvantageous to the Trust. Therefore the Trust, in addition to its right to reject any exchange, reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination.

An exchange order must comply with the requirements for a redemption and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial investment requirement of the Fund being acquired. An exchange constitutes a sale for federal income tax purposes.

The exchange privilege is only available in states where shares of the Fund being acquired may legally be sold. Before the exchange, a shareholder must receive a prospectus of the Fund for which the exchange is being made.

REDEEMING TRUST SHARES
--------------------------------------------------------------------------------


The Fund redeems Shares at their net asset value next determined after Fifth Third Bank receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemption must be received in proper form and can be made through Fifth Third Bank.


THROUGH FIFTH THIRD BANK

BY TELEPHONE. A shareholder who is a customer of Fifth Third Bank may redeem Shares by telephoning Fifth Third Bank at (513) 579-6039 in Cincinnati or toll-free (800) 654-5372. For calls received by Fifth Third Bank before 12:00 noon (Cincinnati time), proceeds will normally be dispersed the same day to the shareholder's account at Fifth Third Bank or a check will be sent to the address of record. Those Shares will not be entitled to the dividend declared that day. For calls received by Fifth Third Bank after 12:00 noon (Cincinnati time), proceeds will normally be dispersed the following business day. Those Shares will be entitled to the dividend declared on the day the redemption request was received. In no event will proceeds be dispersed more than seven days after a proper request for redemption has been received. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Fifth Third Bank or the distributor.

Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

BY MAIL. A shareholder who is a customer of Fifth Third Bank may redeem Shares by sending a written request to Fifth Third Bank at the following address: 38 Fountain Square Plaza, Cincinnati, Ohio, 45263, Attn: Fountain Square Funds Department. The written request should include the shareholder's name, the Fund name and class of shares, the account number, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request. Shareholders should call Fifth Third Bank for assistance in redeeming by mail.

Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

     - a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

     - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

     - a savings and loan association or a savings bank whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

     - any other "eligible guarantor institution," as defined by the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.


RECEIVING PAYMENT. Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper redemption request, provided the Fund or its agents have received payment for shares from the shareholder.


ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account and pay the proceeds to the shareholder if, due to shareholder redemptions, the account balance falls below the required minimum value of $1,000.



Before redeeming Shares to close an account, the Fund will notify the shareholder in writing and allow the shareholder 30 days to purchase additional Shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS


Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each Fund in the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only shares of that Fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or the Fund's operation and for the election of Trustees under certain circumstances. As of July 31, 1995, Fifth Third Bank may for certain purposes be deemed to control the Funds because it is owner of record of certain shares of the Funds.


Trustees may be removed by a two-thirds vote of the number of Trustees prior to such removal or by a two-thirds vote of the shareholders at a special meeting. The Trustees shall call a special meeting of shareholders upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all series entitled to vote.

MASSACHUSETTS LAW

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Fund for such acts or obligations of the Trust. These documents require inclusion of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign on behalf of the Fund.

In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required by the Declaration of Trust to use the property of the Fund to protect or to compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder of the Fund for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and to pay judgments against them from the assets of the Fund.

EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customer. The Fund's investment adviser, Fifth Third Bank, is subject to such banking laws and regulations.

Fifth Third Bank believes that it may perform the investment advisory services for the Fund contemplated by its advisory agreement with the Trust without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent Fifth Third Bank from continuing to perform all or a part of the above services for its customers and/or the Fund. In such event, changes in the operation of the Fund may occur, including the possible alteration or termination of any automatic or other Fund share investment and redemption services then being provided by Fifth Third Bank, and the Trustees would consider alternative investment advisers and other means of continuing available investment services. It is not expected that Fund shareholders would suffer any adverse financial consequences (if another adviser with equivalent abilities to Fifth Third Bank is found) as a result of any of these occurrences.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

The Fund intends to limit its investments to U.S. government securities paying interest which, if owned directly by shareholders of the Fund, would generally be exempt from state personal income tax. However, from time to time, the Fund may also invest in other U.S. government securities if the Adviser deems it advantageous to do so. Moreover, under the laws of some states, the net investment income generally distributed by the Fund may be taxable to shareholders. State laws differ on this issue, and shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its yield and effective yield for Trust Shares.

The yield of Trust Shares represents the annualized rate of income earned on an investment in Trust Shares over a seven-day period. It is the annualized dividends earned during the period on the investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned by an investment in Trust Shares is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Advertisements and other sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in Trust Shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

Yield and effective yield will be calculated separately for Trust Shares and Investment Shares. Because Investment Shares are subject to 12b-1 fees, the yield and effective yield of Trust Shares, for the same period, will exceed that of Investment Shares.


From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------


Investment Shares are sold to investors who are not clients of the Trust Department of Fifth Third Bank and are subject to a minimum initial investment of $1,000. Investment Shares are sold at net asset value and are distributed pursuant to a Rule 12b-1 Plan whereby the distributor is paid a fee of up to
0.35 of 1% of the Investment Shares' average daily net assets. Trust Shares are distributed without a Rule 12b-1 Plan.


Financial institutions and brokers providing sales and/or administrative services may receive different compensation from one class of shares than from another class of shares.

The amount of dividends payable to Trust Shares will exceed those payable to Investment Shares by the difference between class expenses and distribution expenses borne by shares of each respective class.

The stated advisory fee is the same for both classes of shares.


To obtain more information and a prospectus for Investment Shares, investors may call (513) 579-6039 in Cincinnati or toll free (800) 654-5372.



FOUNTAIN SQUARE GOVERNMENT CASH RESERVES FUND
PORTFOLIO OF INVESTMENTS

JULY 31, 1995

--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                                  VALUE
-----------         ----------------------------------------------------------------   ------------
SHORT-TERM OBLIGATIONS--100.2%
------------------------------------------------------------------------------------
$44,250,000       * Federal Farm Credit Bank Discount Notes, 5.663%-8.101%,
                    8/1/1995-11/9/1995                                                 $ 43,928,382
                    ----------------------------------------------------------------
  5,000,000      ** Federal Farm Credit Bank Floating Rate Note, 5.935%, 2/26/1996        4,993,628
                    ----------------------------------------------------------------
 74,900,000       * Federal Home Loan Bank Discount Notes, 5.683%-8.177%,
                    8/7/1995-11/20/1995                                                  74,157,399
                    ----------------------------------------------------------------
  5,000,000      ** Federal Home Loan Bank Floating Rate Notes, 5.75%, 12/15/1995         5,000,241
                    ----------------------------------------------------------------
  5,000,000         Federal Home Loan Bank Fixed Rate Notes, 5.82%, 10/19/1995            4,997,269
                    ----------------------------------------------------------------
  4,000,000       * Student Loan Marketing Association Discount Note, 5.80%,
                    9/20/1995                                                             3,968,889
                    ----------------------------------------------------------------
 15,000,000      ** Student Loan Marketing Association Floating Rate Notes,
                    5.67%-5.88%, 8/10/1995-12/14/1995                                    15,000,000
                    ----------------------------------------------------------------
 23,600,000      ** Student Loan Marketing Association Master Note, 5.79%, 8/1/1995      23,600,000
                    ----------------------------------------------------------------   ------------
                    TOTAL INVESTMENTS, AT AMORTIZED COST AND VALUE                     $175,645,808+
                    ----------------------------------------------------------------   ------------


 * Each issue shows the rate of discount at the time of purchase.

** Current rate and next demand date shown.

 + Also represents cost for federal tax purposes.

Note: The category of investments is shown as a percentage of net assets ($175,328,820) at
      July 31, 1995.

(See Notes which are an integral part of the Financial Statements)



FOUNTAIN SQUARE GOVERNMENT CASH RESERVES FUND
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1995
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------
Investments in securities, at amortized cost and value                             $175,645,808
-------------------------------------------------------------------------------
Cash                                                                                     32,091
-------------------------------------------------------------------------------
Income receivable                                                                       543,243
-------------------------------------------------------------------------------
Deferred expenses                                                                         5,572
-------------------------------------------------------------------------------    ------------
     Total assets                                                                   176,226,714
-------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------
Dividends payable                                                       799,670
--------------------------------------------------------------------
Payable to Adviser                                                       46,164
--------------------------------------------------------------------
Accrued expenses                                                         52,060
--------------------------------------------------------------------   --------
     Total liabilities                                                                  897,894
-------------------------------------------------------------------------------    ------------
NET ASSETS for 175,328,820 shares of beneficial interest outstanding               $175,328,820
-------------------------------------------------------------------------------    ------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
Trust Shares ($129,603,214 / 129,603,214 shares of beneficial interest
  outstanding)                                                                            $1.00
-------------------------------------------------------------------------------    ------------
Investment Shares ($45,725,606 / 45,725,606 shares of beneficial interest
  outstanding)                                                                            $1.00
-------------------------------------------------------------------------------    ------------


(See Notes which are an integral part of the Financial Statements)


FOUNTAIN SQUARE GOVERNMENT CASH RESERVES FUND
STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
------------------------------------------------------------------------------------
Interest income                                                                         $8,570,187
------------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------------------------
Investment advisory fee                                                   $  604,802
----------------------------------------------------------------------
Administrative personnel and services fee                                    166,528
----------------------------------------------------------------------
Custodian fee                                                                  8,917
----------------------------------------------------------------------
Portfolio accounting, transfer and dividend disbursing agent fees
and expenses                                                                  41,559
----------------------------------------------------------------------
Director's/Trustee's fees                                                      2,837
----------------------------------------------------------------------
Auditing fees                                                                 13,066
----------------------------------------------------------------------
Legal fees                                                                     1,192
----------------------------------------------------------------------
Fund share registration costs                                                 39,935
----------------------------------------------------------------------
Printing and postage                                                          14,143
----------------------------------------------------------------------
Insurance premiums                                                             6,625
----------------------------------------------------------------------
Distribution services fee                                                    101,919
----------------------------------------------------------------------
Miscellaneous                                                                  8,861
----------------------------------------------------------------------    ----------
     Total expenses                                                        1,010,384
----------------------------------------------------------------------
Deduct--
-----------------------------------------------------------
  Waiver of investment advisory fee                           $152,445
-----------------------------------------------------------
  Waiver of distribution services fee                          101,919       254,364
-----------------------------------------------------------   --------    ----------
     Net expenses                                                                          756,020
------------------------------------------------------------------------------------    ----------
          Net investment income                                                         $7,814,167
------------------------------------------------------------------------------------    ----------

(See Notes which are an integral part of the Financial Statements)


FOUNTAIN SQUARE GOVERNMENT CASH RESERVES FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      YEAR ENDED JULY 31,
                                                                 ------------------------------
                                                                     1995             1994
                                                                 -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------
OPERATIONS--
--------------------------------------------------------------
Net investment income                                            $   7,814,167    $   3,502,654
--------------------------------------------------------------   -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------------
Dividends to shareholders from net investment income:
--------------------------------------------------------------
Trust Shares                                                        (6,273,259)      (3,237,670)
--------------------------------------------------------------
Investment Shares                                                   (1,540,908)        (264,984)
--------------------------------------------------------------   -------------    -------------
     Change in net assets from distributions to shareholders        (7,814,167)      (3,502,654)
--------------------------------------------------------------   -------------    -------------
FUND SHARE (PRINCIPAL) TRANSACTIONS--
--------------------------------------------------------------
Proceeds from sale of shares                                       267,323,856      248,288,040
--------------------------------------------------------------
Cost of shares redeemed                                           (209,700,168)    (234,498,643)
--------------------------------------------------------------   -------------    -------------
     Change in net assets from Fund share transactions              57,623,688       13,789,397
--------------------------------------------------------------   -------------    -------------
          Change in net assets                                      57,623,688       13,789,397
--------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------
Beginning of period                                                117,705,132      103,915,735
--------------------------------------------------------------   -------------    -------------
End of period                                                    $ 175,328,820    $ 117,705,132
--------------------------------------------------------------   -------------    -------------

(See Notes which are an integral part of the Financial Statements)




FOUNTAIN SQUARE GOVERNMENT CASH RESERVES FUND
NOTES TO FINANCIAL STATEMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

Fountain Square Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of nine diversified portfolios and one non-diversified portfolio. The financial statements included herein are only those of Fountain Square Government Cash Reserves Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Trust Shares and Investment Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

A.INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

B.INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

C.FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

D.WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date.

E.DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method not to exceed a period of five years from the Fund's commencement date.

F.OTHER--Investment transactions are accounted for on the trade date.


FOUNTAIN SQUARE GOVERNMENT CASH RESERVES FUND
--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 1995, capital paid-in aggregated $175,328,820. Transactions in Fund shares were as follows:

                                                                       YEAR ENDED JULY 31,
                                                                  -----------------------------
                         TRUST SHARES                                 1995             1994
---------------------------------------------------------------   ------------     ------------
Shares sold                                                        195,672,222      226,131,178
---------------------------------------------------------------
Shares redeemed                                                   (172,701,456)    (212,491,332)
---------------------------------------------------------------   ------------     ------------
  Net change resulting from Trust share transactions                22,970,766       13,639,846
---------------------------------------------------------------   ------------     ------------

                       INVESTMENT SHARES
---------------------------------------------------------------
Shares sold                                                         71,651,634       22,156,862
---------------------------------------------------------------
Shares redeemed                                                    (36,998,712)     (22,007,311)
---------------------------------------------------------------   ------------     ------------
  Net change resulting from Investment share transactions           34,652,922          149,551
---------------------------------------------------------------   ------------     ------------
       Net change resulting from Fund share transactions            57,623,688       13,789,397
---------------------------------------------------------------   ------------     ------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Fifth Third Bank, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to
0.40 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The FAS fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund's Investment Shares to finance activities intended to result in the sale of the Fund's Investment Shares. The Plan provides that the Fund may incur distribution expenses up to 0.35 of 1% of the average daily net assets of the Investment Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive all or a portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.


FOUNTAIN SQUARE GOVERNMENT CASH RESERVES FUND
--------------------------------------------------------------------------------

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES, PORTFOLIO ACCOUNTING AND CUSTODIAN FEES--Fifth Third Bank serves as transfer and dividend disbursing agent for the Fund for which it receives a fee. Fifth Third Bank sub-contracts the execution of the transfer and dividend disbursing agent functions to a non-affiliated entity. The fee is based on the level of the Fund's average net assets for the period, plus out-of-pocket expenses.

Fifth Third Bank maintains the Fund's accounting records for which it receives a fee. Fifth Third Bank sub-contracts the execution of the accounting services function to a non-affiliated entity. The fee is based on the level of the Fund's average net assets for the period, plus out-of-pocket expenses.

Fifth Third Bank is the Fund's custodian for which it receives a fee. The fee is based on the level of the Fund's average net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $30,604 were initially borne by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following July 10, 1991 (Fund's date of initial public investment). For the year ended July 31, 1995, the Fund paid $6,604, pursuant to this agreement.

Certain of the Officers and Trustees of the Trust are Officers and Trustees of the above companies.




REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

--------------------------------------------------------------------------------


To the Board of Trustees and Shareholders of



FOUNTAIN SQUARE FUNDS:



We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Fountain Square Government Cash Reserves Fund (one of the portfolios comprising Fountain Square Funds), as of July 31, 1995, and the related statement of operations for the year then ended, and statement of changes in net assets and financial highlights for the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fountain Square Government Cash Reserves Fund at July 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for the periods presented therein, in conformity with generally accepted accounting principles.



                                           ERNST & YOUNG LLP



Pittsburgh, Pennsylvania


September 15, 1995



ADDRESSES
--------------------------------------------------------------------------------


                Fountain Square Government                   Fountain Square Funds
                Cash Reserves Fund                           c/o Fifth Third Bank
                Trust Shares                                 38 Fountain Square Plaza
                                                             Cincinnati, Ohio 45263
------------------------------------------------------------------------------------------------
Investment Adviser
                Fifth Third Bank                             38 Fountain Square Plaza
                                                             Cincinnati, Ohio 45263
------------------------------------------------------------------------------------------------
Custodian, Transfer Agent, and Dividend Disbursing Agent
                Fifth Third Bank                             38 Fountain Square Plaza
                                                             Cincinnati, Ohio 45263
------------------------------------------------------------------------------------------------
Independent Auditors
                Ernst & Young LLP                            One Oxford Centre
                                                             Pittsburgh, Pennsylvania 15219
------------------------------------------------------------------------------------------------






FOUNTAIN SQUARE GOVERNMENT
CASH RESERVES FUND

(A PORTFOLIO OF FOUNTAIN
SQUARE FUNDS)
INVESTMENT SHARES
TRUST SHARES
Combined Statement of
Additional Information










    The Trust Shares and
    Investment Shares of
    Fountain Square Government
    Cash Reserves Fund (the
    "Fund") represent
    interests in a diversified
    portfolio of securities.
    This Combined Statement of
    Additional Information
    should be read with the
    respective prospectuses
    for Trust Shares and
    Investment Shares dated
    September 30, 1995. This
    Statement is not a
    prospectus itself. To
    receive a copy of the
    Trust Shares prospectus,
    customers of Fifth Third
    Bank may write to the
    Fountain Square Government
    Cash Reserves Fund or call
    (513) 579-6039 in
    Cincinnati, Ohio or toll-
    free (800) 654-5372. To
    receive a copy of the
    Investment Shares
    prospectus, customers of
    Fifth Third Securities may
    write to the Fountain
    Square Government Cash
    Reserves Fund or call
    (513) 744-8888 in
    Cincinnati, Ohio or toll-
    free (800) 334-0483.
    FOUNTAIN SQUARE FUNDS
    C/O FIFTH THIRD BANK
    38 FOUNTAIN SQUARE PLAZA
    CINCINNATI, OHIO 45263
    Statement dated September
    30, 1995


















FIFTH THIRD BANK
Investment Adviser

General Information About the
Fund                                   1


Investment Objective and
Policies                               1

 Types of Investments                 1
 When-Issued and Delayed
 Delivery Transactions                1
 Investment Limitations               1

Fountain Square Funds
Management                             3

 Officers and Trustees                3
 Fund Ownership                       4
 Trustees' Compensation               4
 Trustee Liability                    4

Investment Advisory Services           4

 Adviser to the Fund                  4
 Advisory Fees                        5

Brokerage Transactions                 5


Administrative Services                5

 Transfer Agent and Dividend
 Disbursing Agent                     6

Purchasing Shares                      6

 Distribution Plan (Investment
 Shares)                              6
 Conversion to Federal Funds          6

Determining Net Asset Value            6

 Use of the Amortized Cost
 Method                               7

Redeeming Shares                       7

 Redemption in Kind                   7

Tax Status                             8

 The Fund's Tax Status                8
 Shareholders' Tax Status             8
 State and Local Taxes                8

Yield                                  8


Effective Yield                        9


Performance Comparisons                9

General Information About the Fund

Fountain Square Government Cash Reserves Fund (the "Fund") is a portfolio in the
Fountain Square Funds (the "Trust"). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988.
Shares of the Fund are offered in two classes, Trust Shares and Investment Shares
(individually and collectively known as "Shares"). This combined statement of additional information relates to the above-mentioned Shares of the Fund.
INVESTMENT OBJECTIVE AND POLICIES
The Fund's investment objective is to provide high current income consistent with stability of principal and liquidity. The investment objective cannot be changed without approval of shareholders. The Fund intends to limit its investments to those
U.S. government securities whose interest is generally exempt from personal income tax in the various states if owned directly. However, from time to time, the Fund may also invest in other U.S. government securities if the adviser deems it advantageous to do so. Please see the "Tax Status" section of this statement of additional information.
TYPES OF INVESTMENTS
The Fund invests primarily in short-term U.S. government securities.
   Variable Rate U.S. Government Securities
      Some of the short-term U.S. government securities the Fund may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate.
      Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.
      The Fund may purchase variable rate U.S. government securities upon the determination by the Board of Trustees that the interest rate as adjusted will cause the instrument to have a current market value that approximates its par value on the adjustment date.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
INVESTMENT LIMITATIONS
   Selling Short and Buying On Margin
      The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.
   Issuing Senior Securities and Borrowing Money
      The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.
      The Fund will not borrow money except as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the
      Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.
   Pledging Assets
      The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the pledge.
   Lending Cash or Securities
      The Fund will not lend any of its assets, except that it may purchase or hold
      U.S. government securities permitted by its investment objective, policies and limitations.
The above investment limitations cannot be changed without shareholder approval. The
Fund does not consider the issuance of separate classes of shares to involve the issuance of "senior securities" within the meaning of the investment limitation set forth above. The following limitations, however, may be changed by the Board of
Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in those limitations becomes effective.
   Investing in Securities of Other Investment Companies
      The Fund can acquire up to 3% of the total outstanding securities of other investment companies. The Fund will limit its investments in the securities of other investment companies to those money market funds having investment objectives and policies similar to its own. The Fund will purchase securities of other investment companies only in open-market transactions involving no more than customary broker's commissions. However, there is no limitation applicable to securities of any investment company acquired in a merger, consolidation, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees, and, therefore, any investment by the Fund in such shares would be subject to customary expenses.
   Investing in Illiquid Securities
      The Fund will not invest more than 10% of the value of its net assets in illiquid securities.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
For the purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of
$100,000,000 at the time of investment to be "cash items."
FOUNTAIN SQUARE FUNDS MANAGEMENT
OFFICERS AND TRUSTEES
Officers and Trustees are listed with their addresses, principal occupations, and present positions. Except as listed below, none of the Trustees or Officers are affiliated with The Fifth Third Bank ("Fifth Third Bank"), Fifth Third Bancorp,
Federated Investors, Federated Securities Corp., or Federated Administrative
Services.

J. Christopher Donahue *+
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Chairman of the Board of Trustees, President and Treasurer
President and Trustee, Federated Investors, Federated Advisers, Federated
Management, and Federated Research; President and Director, Federated Research
Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative
Services, Federated Services Company, and Federated Shareholder Services; President
or Vice President of the Funds; Director, Trustee, or Managing General Partner of
some of the Funds.

Edward Burke Carey
394 East Town Street
Columbus, OH
Birthdate:  July 2, 1945
Member of the Board of Trustees
President of Carey Leggett Realty Advisors.

Lee A. Carter +
Cincinnati Commerce Center
Suite 2020
Cincinnati, OH
Birthdate:  December 17, 1938
Member of the Board of Trustees
Formerly, President, Local Marketing Corporation (retired December 31, 1993).

Albert E. Harris
5905 Graves Road
Cincinnati, OH
Birthdate:  July 2, 1932
Member of the Board of Trustees
Formerly, Chairman of the Board EDB Holdings, Inc. (retired July, 1993).

Charles L. Davis, Jr.
Federated Investors Tower
Pittsburgh, PA
Birthdate:  March 23, 1960
Vice President and Assistant Treasurer
Treas
Treasurer of some of the Funds.

Jay S. Neuman
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 22, 1950
Secretary
Corporate Counsel, Federated Investors; prior to January, 1991, Associate Counsel,
The Boston Company Advisors, Inc.

*This Trustee is deemed to be an "interested person" as defined in the Investment
Company Act of 1940, as amended.
+Member of the Executive Committee. The Executive Committee of the Board of Trustees
handles the responsibilities of the Board of Trustees between meetings of the Board.
FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding Shares.
As of July 31, 1995, Fifth Third Bank as nominee for numerous trust and agency accounts, was the owner of record of 129,603,214 Trust Shares (100%) of the Fund.
As of July 31, 1995, no shareholders of record owned 5% or more of the outstanding
Investment Shares of the Fund:
TRUSTEES' COMPENSATION
NAME ,                     AGGREGATE
POSITION WITH              COMPENSATION FROM
TRUST                      TRUST*+
J. Christopher Donahue        $       0
Chairman of Board of
Trustees, President and Treasurer

Edward Burke Carey            $ 7,800
Trustee

Lee A. Carter                 $ 7,800
Trustee

Albert E. Harris              $ 7,800
Trustee

* Information is furnished for the fiscal year ended July 31, 1995.  The Trust is the only investment company in the Fund complex.
+The aggregate compensation is provided for the Trust which is comprised of ten portfolios.
TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES
ADVISER TO THE FUND
The Fund's investment adviser is Fifth Third Bank (the "Adviser"). It provides investment advisory services through its Trust and Investment Division. Fifth Third
Bank is a wholly-owned subsidiary of Fifth Third Bancorp.
The Adviser shall not be liable to the Trust, the Fund or any shareholder of the
Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES
For its advisory services, Fifth Third Bank receives an annual investment advisory fee as described in the prospectus.
For the fiscal years ended July 31, 1995, 1994, and 1993,  the Adviser earned
$604,802, $466,283, and $414,436, respectively, of which $152,445, $152,426, and
$155,413, respectively, were voluntarily waived because of undertakings to limit the
Fund's expenses.
   State Expense Limitations
      The adviser has undertaken to comply with the expense limitation established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2 1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1 1/2% per year of the remaining average net assets, the adviser has agreed to reimburse the Fund for its expenses over the limitation up to the amount of the advisory fee in any single fiscal year.
      If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced, in any single fiscal year, by the amount of the excess, subject to an annual adjustment.
      This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the
Trustees.
The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include:
   -   advice as to the advisability of investing in securities;
   -   security analysis and reports;
   -   economic studies;
   -   industry studies;
   -   receipt of quotations for portfolio evaluations; and
   -   similar services.
The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
Research services provided by brokers and dealers may be used by the adviser in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce expenses.
For the fiscal years ended July 31, 1995, 1994, and 1993, the Fund did not pay any
commissions on brokerage transactions.
Administrative Services
Until December 1, 1995, Federated Administrative Services ("FAS"), a subsidiary of
Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. For the fiscal years ended July 31, 1995,
1994, and 1993, the Fund incurred administrative fees of $166,528, $134,133, and
$128,876, respectively.
Effective December 1, 1995, BISYS Fund Services L.P., 3435 Stelzer Road, Columbus,
Ohio 43219, will provide administrative services to the Funds for the fees set forth in the prospectus.
Effective December 1, 1995, pursuant to a separate agreement with BISYS Fund
Services L.P., Fifth Third Bank performs sub-administration services on behalf of each Fund, for which it receives compensation from BISYS Fund Services L.P.
Under the custodian agreement, Fifth Third Bank holds the Fund's portfolio securities and keeps all necessary records and documents relating to its duties.
Fifth Third Bank's fees for custody services are based upon the market value of Fund securities held in custody plus out-of-pocket expenses.
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Fifth Third Bank serves as transfer agent and dividend disbursing agent for the
Funds.  The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders.
Fifth Third Bank also maintains the Trust's accounting records.  The fee paid for this service is based upon the level of the Funds' average net assets for the period plus out-of-pocket expenses.
PURCHASING SHARES
Shares are sold at their net asset value without a sales charge on days the New York
Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. The procedure for purchasing Shares is explained in the respective prospectuses under
"Investing in Investment Shares" or "Investing in Trust Shares."
DISTRIBUTION PLAN (INVESTMENT SHARES)
With respect to the Investment Shares class of the Fund, the Trust has adopted a
Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange
Commission pursuant to the Investment Company Act of 1940. The Plan provides for payment of fees to the distributor to finance any activity which is principally intended to result in the sale of Investment Shares of the Fund subject to the Plan.
Such activities may include the advertising and marketing of Investment Shares;
preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Planthe distributor may pay fees to brokers for distribution and administrative services and to administrators for administrative services as to Investment Shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings;
communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions, wiring funds and receiving funds for Investment Share purchases and redemptions, confirming and reconciling all transactions, reviewing the activity in
Fund accounts, and providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Fund's transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of
Investment Shares and prospective shareholders.
The Trustees expect that the adoption of the Plan will result in the sale of sufficient number of Investment Shares so as to allow the Fund to achieve economic viability. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.
For the fiscal year ended July 31, 1995, distribution fees applicable to Investment
Shares paid to Federated Securities Corp. amounted to $101,919, all of which was voluntarily waived.
CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Fifth Third Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.
DETERMINING NET ASSET VALUE
The Fund attempts to stabilize the value of a share at $1.00. The days on which net asset value is calculated by the Fund are described in the prospectus.
USE OF THE AMORTIZED COST METHOD
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940.
Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective.
   Monitoring Procedures
      The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.50 of 1% between the two values. The Trustees will take any steps they consider appropriate
      (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
   Investment Restrictions
      The Rule requires that the Fund limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risks and if rated, have received the requisite rating from one or more nationally recognized statistical rating organizations. If the instruments are not rated, the
      Trustees must determine that they are of comparable quality. Shares of investment companies purchased by the Fund will meet these same criteria and will have investment policies consistent with the Rule. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instruments with a remaining maturity of more than 397 days can be purchased by the Fund.
      Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.
      The Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.
      In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.
      In periods of rising interest rates, the indicated daily yield on shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.
REDEEMING SHARES
Shares are redeemed at the next computed net asset value after Fifth Third Bank receives the redemption request. Redemption procedures are explained in the respective prospectuses under "Redeeming Investment Shares" or "Redeeming Trust
Shares." Although Fifth Third Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $10,000.
REDEMPTION IN KIND
The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of
1940 under which the Trust is obligated to redeem shares for any one shareholder in cash up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-
day period.
Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.
Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.
TAX STATUS
THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   -  derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   -  derive less than 30% of its gross income from the sale of securities held less than three months;
   -  invest in securities within certain statutory limits; and
   -  distribute to its shareholders at least 90% of its net income earned duringthe year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends and any short-term capital gains are taxable as ordinary income.
STATE AND LOCAL TAXES
The Fund intends to limit its investments to U.S. government securities paying interest which, if owned directly by shareholders of the Fund, would generally be exempt from state personal income tax. However, from time to time, the Fund may also invest in other U.S. government securities if the adviser deems it advantageous to do so. Moreover, under the laws of some states, the net investment income generally distributed by the Fund may be taxable to shareholders. State laws differ on this issue, and shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.
   Capital Gains
      Capital gains experienced by the Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.
YIELD
The yield for Investment Shares and Trust Shares were 5.34% and 5.34%, respectively, for the seven-day period ended July 31, 1995.
The Fund calculates the yield for both classes of shares daily, based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by:
   -  determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares;
   -  dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and
   -  multiplying the base period return by (365/7).
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in either class of shares, the performance will be reduced for those shareholders paying those fees.
EFFECTIVE YIELD
The effective yield for Investment Shares and Trust Shares were 5.48% and 5.48%, respectively, for the seven-day period ended July 31, 1995 .
The Fund's effective yield for both classes of shares is computed by  compounding the unannualized base period return by:
   -  adding 1 to the base period return;
   -  raising the sum to the 365/7th power; and
   -  subtracting 1 from the result.
PERFORMANCE COMPARISONS
The performance of both classes of shares depends upon such variables as:
   -  portfolio quality;
   -  average portfolio maturity;
   -  type of instruments in which the portfolio is invested;
   -  changes in interest rates on money market instruments;
   -  changes in expenses of the Fund or of either class of shares; and
   -  the relative amount of Fund cash flow.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price.
   -  LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any.
      From time to time, the Fund will quote its Lipper ranking for either class of shares in the "short-term U.S. government funds" category in advertising and sales literature.
   -  SALOMON 30 DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities issued by the U.S. Treasury, maturing in 30 days.
   -  DONOGHUE'S MONEY FUND REPORT publishes annualized yields of hundreds of money market funds on a weekly basis and through its Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.
Advertisements and other sales literature for either class of shares may refer to total return. Total return is the historic change in the value of an investment in either class of shares based on the reinvestment of dividends over a specified period of time.

Cusip 350756508
Cusip 350756409
1041201B (9/95)

FOUNTAIN SQUARE U.S. TREASURY OBLIGATIONS FUND

[LOGO]
FOUNTAIN SQUARE FUNDS
PROSPECTUS

[LOGO]
FIFTH THIRD BANK
INVESTMENT ADVISER
Cusip 350756102
8120101A (9/95)
65-0923



FOUNTAIN SQUARE U.S. TREASURY OBLIGATIONS FUND

(A PORTFOLIO OF FOUNTAIN SQUARE FUNDS)
PROSPECTUS

The shares of Fountain Square U.S. Treasury Obligations Fund (the "Fund") offered by this prospectus represent interests in a diversified portfolio of securities which is one of a series of investment portfolios in Fountain Square Funds (the "Trust"), an open-end management investment company (a mutual fund).

The Fund is a money market fund which invests in short-term U.S. Treasury obligations to achieve stability of principal and current income consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF FIFTH THIRD BANK, ARE NOT ENDORSED OR GUARANTEED BY FIFTH THIRD BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information, dated September 30, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information free of charge, obtain other information or make inquiries about the Fund by writing to the Fund or calling (513) 579-6039 in Cincinnati or toll-free
(800) 654-5372.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated September 30, 1995



TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                           2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------
  Investment Objective                                                         3
  Investment Policies                                                          3
     Acceptable Investments                                                    3
     Repurchase Agreements                                                     3
     When-Issued and Delayed Delivery
       Transactions                                                            3
  Investment Limitations                                                       4

FOUNTAIN SQUARE FUNDS INFORMATION                                              4
------------------------------------------------------
  Management of the Trust                                                      4
     Board of Trustees                                                         4
     Investment Adviser                                                        4
       Advisory Fees                                                           4
       Adviser's Background                                                    4
  Distribution of Fund Shares                                                  5
     Payments to Financial Institutions                                        5
  Administration of the Fund                                                   6
     Administrative Services                                                   6
     Custodian, Transfer Agent, and
       Dividend Disbursing Agent                                               6
     Independent Auditors                                                      6

NET ASSET VALUE                                                                7
------------------------------------------------------
INVESTING IN THE FUND                                                          7
------------------------------------------------------
  Share Purchases                                                              7
     Through Fifth Third Bank                                                  7
  Minimum Investment Required                                                  7
  What Shares Cost                                                             8
  Certificates and Confirmations                                               8
  Dividends                                                                    8
  Capital Gains                                                                8

EXCHANGES                                                                      8
------------------------------------------------------

REDEEMING SHARES                                                               9
------------------------------------------------------
  Through Fifth Third Bank                                                     9
     By Telephone                                                              9
     By Mail                                                                  10
     Receiving Payment                                                        10
  Accounts with Low Balances                                                  10

SHAREHOLDER INFORMATION                                                       11
------------------------------------------------------
  Voting Rights                                                               11
  Massachusetts Law                                                           11

EFFECT OF BANKING LAWS                                                        11
------------------------------------------------------

TAX INFORMATION                                                               12
------------------------------------------------------
  Federal Income Tax                                                          12

PERFORMANCE INFORMATION                                                       13
------------------------------------------------------

FINANCIAL STATEMENTS                                                          14
------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS                                                 18
------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS                                                20
------------------------------------------------------

ADDRESSES                                                                     21

------------------------------------------------------



SUMMARY OF FUND EXPENSES

--------------------------------------------------------------------------------


                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price).....................................................................
None
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)........................................
None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)......................
None
Redemption Fee (as a percentage of amount redeemed, if applicable)...........
None
Exchange Fee.................................................................
None
                                ANNUAL FUND OPERATING EXPENSES
                            (As a percentage of average net assets)
Management Fee (after waiver)(1).............................................
0.29%
12b-1 Fee....................................................................
None
Other Expenses...............................................................
0.15%
     Total Fund Operating Expenses(2)........................................
0.44%



(1) The management fee has been reduced to reflect the voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.



(2) Total operating expenses would have been 0.55% absent the voluntary waiver by the investment adviser.



     THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FOUNTAIN SQUARE FUNDS INFORMATION" AND "INVESTING IN THE FUND." Wire-transferred redemptions of less than $10,000 may be subject to additional fees.



                        EXAMPLE                          1 year  3 years  5 years
10 years
------------------------------------------------------------------------------------
--------
You would pay the following expenses on a $1,000
investment assuming (1) 5% annual return and (2)
  redemption at the end of each time period. The Fund
charges no redemption fees.............................. $    5 $    14  $    25  $
55



THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.




FOUNTAIN SQUARE U.S. TREASURY OBLIGATIONS FUND


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 20.



                                                                  YEAR ENDED JULY
31,
                                           -----------------------------------------
-------------------------
                                            1995      1994      1993      1992
1991      1990     1989*
                                           ------    ------    ------    ------    -
-----    ------    ------
NET ASSET VALUE, BEGINNING OF PERIOD       $ 1.00    $ 1.00    $ 1.00    $ 1.00    $
1.00    $ 1.00    $ 1.00
-----------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------
  Net investment income                      0.05      0.03      0.03      0.04
0.07      0.08      0.06
-----------------------------------------  ------    ------    ------    ------    -
-----    ------    ------
LESS DISTRIBUTIONS
-----------------------------------------
  Dividends to shareholders from net
  investment income                         (0.05)    (0.03)    (0.03)    (0.04)
(0.07)    (0.08)    (0.06)
-----------------------------------------  ------    ------    ------    ------    -
-----    ------    ------
NET ASSET VALUE, END OF PERIOD             $ 1.00    $ 1.00    $ 1.00    $ 1.00    $
1.00    $ 1.00    $ 1.00
-----------------------------------------  ------    ------    ------    ------    -
-----    ------    ------
TOTAL RETURN**                               5.18%     3.02%     2.82%     4.32%
6.74%     8.15%     5.65%
-----------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------
  Expenses                                   0.44%     0.44%     0.44%     0.45%
0.49%     0.54%     0.56%(b)
-----------------------------------------
  Net investment income                      5.07%     2.99%     2.79%     4.18%
6.33%     7.84%     8.71%(b)
-----------------------------------------
  Expense waiver/reimbursement (a)           0.11%     0.14%     0.15%     0.15%
0.15%     0.15%     0.15%(b)
-----------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------
  Net assets, end of period (000 omitted)  $321,640  $336,229  $290,408  $339,924
$242,247  $138,368  $141,743
-----------------------------------------



 * Reflects operations for the period from December 1, 1988 (date of initial public offering) to July 31, 1989.



** Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.



(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



(b) Computed on an annualized basis.



(See Notes which are an integral part of the Financial Statements)



GENERAL INFORMATION
--------------------------------------------------------------------------------


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. This prospectus relates only to the short-term U.S. Treasury obligations portfolio of the Trust, known as Fountain Square U.S. Treasury Obligations Fund. The Fund is designed for individuals and institutions as a convenient means of participating in a professionally managed, diversified portfolio limited to U.S. Treasury obligations. A minimum initial investment of $1,000 is required.


The Fund attempts to stabilize the value of a share at $1.00. Fund shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is stability of principal and current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. The investment objective and the policies and limitations described below cannot be changed without approval of shareholders.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio consisting exclusively of short-term U.S. Treasury obligations. The average maturity of the Fund's portfolio, computed on a dollar weighted basis, will be 120 days or less. As a matter of operating policy, the Fund will limit the average maturity of its portfolio to 90 days or less, in order to meet current regulatory requirements.

ACCEPTABLE INVESTMENTS. The short-term U.S. Treasury obligations in which the Fund invests are issued by the U.S. government and are fully guaranteed as to principal and interest by the United States. All U.S. Treasury obligations in which the Fund invests mature in one year or less from the date of acquisition unless they are purchased under a repurchase agreement that provides for repurchase by the seller within one year from the date of acquisition. The Fund may also retain Fund assets in cash.

REPURCHASE AGREEMENTS. The Fund may invest in U.S. Treasury obligations pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers and other recognized financial institutions sell U.S. Treasury obligations to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase U.S. government securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.



The Fund may dispose of a commitment prior to settlement if the Fund's adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.


INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements or pledge securities except, under certain circumstances, the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets and pledge up to 10% of the value of its total assets to secure such borrowings.

As a matter of investment practice, which can be changed without shareholder approval, repurchase agreements providing for settlement in more than seven days after notice, along with illiquid obligations, will be limited to not more than 10% of the Fund's net assets.

FOUNTAIN SQUARE FUNDS INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST


BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees ("Trustees"). The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.



INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by The Fifth Third Bank ("Fifth Third Bank"), the Fund's investment adviser, (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.


     ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to .40 of 1% of the Fund's average daily net assets. The Adviser has undertaken to waive up to the amount of the advisory fee, for operating expenses in excess of limitations established by certain states. The Adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.


     ADVISER'S BACKGROUND. Fifth Third Bank, an Ohio state chartered bank, is a wholly-owned subsidiary of Fifth Third Bancorp, a bank holding company organized under the laws of Ohio. Fifth Third Bank is a commercial bank offering a wide range of banking services to its customers. As of July 31, 1995, Fifth Third Bank and its affiliates managed assets in excess of $7.8 billion on a discretionary basis and provided custody services for additional assets in excess of $67.2 billion. Fifth Third Bank has managed mutual funds since 1988.



     Fifth Third Bank has managed pools of commingled funds since 1953. Currently, the Trust and Investment Division manages 14 such pools with total assets of over $1.11 billion.



     As part of their regular banking operations, Fifth Third Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of Fifth Third Bank. The lending relationship will not be a factor in the selection of securities.


DISTRIBUTION OF FUND SHARES


Until December 1, 1995, Federated Securities Corp. serves as the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the distributor for a number of investment companies. Federated Securities Corp., a subsidiary of Federated Investors, is located at Federated Investors Tower, Pittsburgh, PA 15222-3779.



Effective December 1, 1995, BISYS Fund Services L.P. will serve as the distributor for the Trust. BISYS Fund Services L.P. is wholly-owned by BISYS Group, Inc., 150 Clove Road, Little Falls, NJ 07424, a publicly owned company engaged in information processing and recordkeeping services to and through banking and other financial organizations.


PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor, the Adviser, or their affiliates may offer to pay a fee from their own assets to financial institutions as financial assistance for providing substantial marketing and sales support. The support may include initiating customer accounts, providing sales literature, or participating in sales, educational and training seminars (including those held at recreational facilities). Such assistance will be predicated upon the amount of shares the financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Adviser or its affiliates.

The Glass-Steagall Act limits the ability of a depository institution (such as a commercial bank or a savings and loan association) to become an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the administrative services.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.


ADMINISTRATION OF THE FUND


ADMINISTRATIVE SERVICES. Until December 1, 1995, Federated Administrative Services, a subsidiary of Federated Investors, provides the Fund with certain administrative personnel and services necessary to operate the Fund, such as legal and accounting services. Federated Administrative Services provides these at an annual rate as specified below:


      MAXIMUM              AVERAGE AGGREGATE DAILY NET
ADMINISTRATIVE FEE             ASSETS OF THE TRUST
-------------------    ------------------------------------
     .15 of 1%              on the first $250 million
    .125 of 1%               on the next $250 million
     .10 of 1%               on the next $250 million
    .075 of 1%         on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $50,000 per Fund. Federated Administrative Services may choose voluntarily to waive a portion of its fee at any time.


Effective December 1, 1995, BISYS Fund Services L.P. will serve as the administrator. The administrator generally assists in all aspects of the Trust's administration and operation including providing the Fund with certain administrative personnel and services necessary to operate the Fund, such as legal and accounting services. BISYS Fund Services L.P. provides these at an annual rate as specified below:



      MAXIMUM              AVERAGE AGGREGATE DAILY NET
ADMINISTRATIVE FEE             ASSETS OF THE TRUST
-------------------    ------------------------------------
       .10%                  of the first $1 billion
       .08%                   of the next $1 billion
       .07%                  in excess of $2 billion



The administrator may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.



Effective December 1, 1995, pursuant to a separate agreement with BISYS Fund Services L.P., Fifth Third Bank performs sub-administration services on behalf of the Fund including providing certain administrative personnel and services necessary to operate the Fund for which it receives a fee from BISYS Fund Services L.P. computed daily and paid periodically calculated at an annual rate of 0.025% of average daily net assets.


CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Fifth Third Bank, Cincinnati, Ohio, is custodian for the securities and cash of the Fund, transfer agent for the shares of the Fund, and dividend disbursing agent for the Fund.


INDEPENDENT AUDITORS. The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania.



NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

SHARE PURCHASES

Fund shares are sold on days on which the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. A customer of Fifth Third Bank may purchase shares of the Fund through Fifth Third Bank. All other investors should purchase Fund shares directly from the distributor. In connection with the sale of Fund shares, the distributor may, from time to time, offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. Purchases through Fifth Third Bank may not be available to investors in all states.


THROUGH FIFTH THIRD BANK. A customer of Fifth Third Bank may telephone Fifth Third Bank at (513) 579-6039 in Cincinnati or toll-free (800) 654-5372 to place an order to purchase shares of the Fund. All other investors must place their purchase orders through the distributor. Texas residents must purchase Fund shares through Federated Securities Corp at 1-800-358-2801 until December 1, 1995. Effective December 1, 1995, Texas residents must contact BISYS Fund Services L.P. at 1-800-554-3862.


Payment may be made to Fifth Third Bank either by check or federal funds. Orders are considered received after payment by check is converted into federal funds and received by Fifth Third Bank. This is normally the next business day after Fifth Third Bank receives the check. When payment is made with federal funds, the order is considered received when federal funds are received by Fifth Third Bank. Federal funds should be wired to Fifth Third Bank as follows: ABA No. 042 000 314 Fifth Third Cincinnati. Attention: Fountain Square Funds Department; For Credit to: (shareholder's name and account number); For Further credit to:
Fountain Square U.S. Treasury Obligations Fund. Investors not purchasing through Fifth Third Bank should consult their financial institution for wiring instructions.

MINIMUM INVESTMENT REQUIRED


The minimum initial investment in the Fund by an investor is $1,000. Subsequent investments must be in amounts of at least $50. For customers of Fifth Third Bank, an institutional investor's minimum investment will be calculated by combining all accounts it maintains with Fifth Third Bank and investments in the Fund.



The minimum investment requirements do not apply with respect to accounts that have been established to automatically invest cash accumulations in the Fund. Investors participating in such arrangements may be charged separate fees by the financial institution that provides this service, and should read this prospectus along with their financial institution's agreement or other literature relating to this service.



WHAT SHARES COST

Fund shares are sold at their net asset value next determined after an order is received. The Fund does not impose a sales charge.

The net asset value is determined at 4:00 p.m. (Cincinnati time), Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, and Christmas Day.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Fifth Third Bank maintains a share account for each shareholder of record. Share certificates are not issued.

Detailed statements that include account balances, information on each purchase or redemption, and a report of dividends paid during the month are sent to each shareholder monthly and will serve as confirmations of all transactions in the shareholder's account for the statement period.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends will be reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund or Fifth Third Bank, as appropriate. Share purchase orders received by Fifth Third Bank before 12:00 noon (Cincinnati time) earn dividends that day.

CAPITAL GAINS

If the Fund experiences capital gains, it could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

EXCHANGES
--------------------------------------------------------------------------------

A shareholder who is a customer of the Fifth Third Bank Trust and Investment Division may exchange shares of one Fund for shares of any of the other funds in the Trust by calling or sending a written request to their Fifth Third Bank Trust Officer. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Fund, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

Shares of the Funds with a sales charge may be exchanged at net asset value for shares of other Funds with an equal sales charge or no sales charge. Shares of Funds with no sales charge acquired by direct purchase or reinvestment of dividends on such shares may be exchanged for shares of Funds with a sales charge at net asset value plus the applicable sales charge. When exchanging into and out of shares of the Funds in the Trust, shareholders who have paid a sales load once upon purchasing shares of any Fund will not have to pay a sales load again on an exchange.


Orders for exchanges of shares of money market funds must be received by 12:00 noon (Cincinnati time). Orders for exchanges of the International Equity Fund, Government Fund, Bond Fund, Ohio Tax-Free Fund, Growth Fund, Mid Cap Fund, and Balanced Fund must be received by 4:00 p.m. (Cincinnati time). Orders for exchanges are taken on any day that the Funds are open for business. Orders which are received prior to the cut-off times listed above will be executed as of the close of business that day. Orders received after the respective cut-off times will be executed at the close of the next business day.

An excessive number of exchanges may be disadvantageous to the Trust. Therefore the Trust, in addition to its right to reject any exchange, reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination.

An exchange order must comply with the requirements for a redemption and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial investment requirement of the Fund being acquired. An exchange constitutes a sale for federal income tax purposes.

The exchange privilege is only available in states where shares of the Fund being acquired may legally be sold. Before the exchange, a shareholder must receive a prospectus of the Fund for which the exchange is being made.

REDEEMING SHARES
--------------------------------------------------------------------------------


The Fund redeems shares at their net asset value next determined after Fifth Third Bank receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemption must be received in proper form and can be made through Fifth Third Bank.


THROUGH FIFTH THIRD BANK

BY TELEPHONE. A shareholder who is a customer of Fifth Third Bank may redeem shares of the Fund by telephoning Fifth Third Bank at (513) 579-6039 in Cincinnati or toll-free (800) 654-5372. For calls received by Fifth Third Bank before 12:00 noon (Cincinnati time), proceeds will normally be dispersed the same day to the shareholder's account at Fifth Third Bank or a check will be sent to the address of record. Those shares will not be entitled to the dividend declared that day. For calls received by Fifth Third Bank after 12:00 noon (Cincinnati time), proceeds will normally be dispersed the following business day. Those shares will be entitled to the dividend declared on the day the redemption request was received. In no event will proceeds be dispersed more than seven days after a proper request for redemption has been received. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Fifth Third Bank or the distributor.

Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

BY MAIL. A shareholder who is a customer of Fifth Third Bank may redeem Fund shares by sending a written request to Fifth Third Bank at the following address: 38 Fountain Square Plaza, Cincinnati, Ohio, 45263, Attn: Fountain Square Funds Department. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request. Shareholders should call Fifth Third Bank for assistance in redeeming by mail.

Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

     - a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

     - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

     - a savings and loan association or a savings bank whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

     - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.


RECEIVING PAYMENT. Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper written redemption request, provided the Fund or its agents have received payment for shares from the shareholder.


ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if, due to shareholder redemptions, the account balance falls below the required minimum value of $1,000.


Before redeeming shares to close an account, the Fund will notify the shareholder in writing and allow the shareholder 30 days to purchase additional shares to meet the minimum requirement.


SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS


Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that only shares of the Fund are entitled to vote on matters affecting the Fund. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or the Fund's operation and for the election of Trustees under certain circumstances. As of July 31, 1995, Fifth Third Bank may for certain purposes be deemed to control the Funds because it is owner of record of certain shares of the Funds.


Trustees may be removed by a two-thirds vote of the number of Trustees prior to such removal or by a two-thirds vote of the shareholders at a special meeting. The Trustees shall call a special meeting of shareholders upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all series entitled to vote.

MASSACHUSETTS LAW

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Fund for such acts or obligations of the Trust. These documents require inclusion of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign on behalf of the Fund.

In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required by the Declaration of Trust to use the property of the Fund to protect or to compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder of the Fund for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and to pay judgments against them from the assets of the Fund.

EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customer. The Fund's investment adviser, Fifth Third Bank, is subject to such banking laws and regulations.


Fifth Third Bank believes that it may perform the investment advisory services for the Fund contemplated by its advisory agreement with the Trust without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent Fifth Third Bank from continuing to perform all or a part of the above services for its customers and/or the Fund. In such event, changes in the operation of the Fund may occur, including the possible alteration or termination of any automatic or other Fund share investment and redemption services then being provided by Fifth Third Bank, and the Trustees would consider alternative investment advisers and other means of continuing available investment services. It is not expected that Fund shareholders would suffer any adverse financial consequences (if another adviser with equivalent abilities to Fifth Third Bank is found) as a result of any of these occurrences.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its yield and effective yield.

The yield of the Fund represents the annualized rate of income earned on an investment in the Fund over a seven-day period. It is the annualized dividends earned during the period on the investment, shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Advertisements and other sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.


From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.



FOUNTAIN SQUARE U.S. TREASURY OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

The obligations listed below are issued or guaranteed by the U.S. government, its agencies or instrumentalities or secured by such obligations.

 PRINCIPAL
  AMOUNT
VALUE
-----------     ------------------------------------------------------------------
------------
U.S. TREASURY OBLIGATIONS--36.5%
----------------------------------------------------------------------------------
                U.S. TREASURY BILLS--26.9%
                ------------------------------------------------------------------
$88,000,000     8/17/1995-1/18/1996
$ 86,672,007
                ------------------------------------------------------------------
------------
                U.S. TREASURY NOTES--9.6%
                ------------------------------------------------------------------
 31,000,000     3.875%-7.50%, 8/31/1995-4/30/1996
30,882,015
                ------------------------------------------------------------------
------------
                TOTAL U.S. TREASURY OBLIGATIONS
117,554,022
                ------------------------------------------------------------------
------------
*REPURCHASE AGREEMENTS--63.9%
----------------------------------------------------------------------------------
 16,000,000     Bear, Stearns & Co., Inc., 5.80%, dated 7/31/1995, due 8/1/1995
16,000,000
                ------------------------------------------------------------------
 16,000,000     BT Securities Corp., 5.80%, dated 7/31/1995, due 8/1/1995
16,000,000
                ------------------------------------------------------------------
 16,000,000     Deutsche Bank Government Securities, 5.80%, dated 7/31/1995, due
                8/1/1995
16,000,000
                ------------------------------------------------------------------
 46,000,000     Nesbitt Burns, 5.82%, dated 7/31/1995, due 8/1/1995
46,000,000
                ------------------------------------------------------------------
 46,490,000     J.P. Morgan Securities, Inc., 5.82%, dated 7/31/1995, due 8/1/1995
46,490,000
                ------------------------------------------------------------------
 16,000,000     Sanwa Securities USA Co., LP., 5.75%, dated 7/31/1995, due
                8/1/1995
16,000,000
                ------------------------------------------------------------------
 49,000,000     UBS Securities, Inc., 5.75%, dated 7/31/1995, due 8/1/1995
49,000,000
                ------------------------------------------------------------------
------------
                TOTAL REPURCHASE AGREEMENTS
205,490,000
                ------------------------------------------------------------------
------------
                TOTAL INVESTMENTS, AT AMORTIZED COST
$323,044,022+
                ------------------------------------------------------------------
------------

* Repurchase agreements are fully collateralized by U.S. Treasury Obligations based on market prices at the date of the portfolio.

+ Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($321,640,118) at
      July 31, 1995.

(See Notes which are an integral part of the Financial Statements)




FOUNTAIN SQUARE U.S. TREASURY OBLIGATIONS FUND
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1995
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Investments in repurchase agreements                                $205,490,000
------------------------------------------------------------------
Investments in securities                                            117,554,022
------------------------------------------------------------------  ------------
     Total investments, at amortized cost and value
$323,044,022
--------------------------------------------------------------------------------
Cash
494
--------------------------------------------------------------------------------
Income receivable
350,327
--------------------------------------------------------------------------------   -
-----------
     Total assets
323,394,843
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Dividends payable                                                      1,553,062
------------------------------------------------------------------
Payable to Adviser                                                       135,512
------------------------------------------------------------------
Accrued expenses                                                          66,151
------------------------------------------------------------------  ------------
     Total liabilities
1,754,725
--------------------------------------------------------------------------------   -
-----------
NET ASSETS for 321,640,118 shares of beneficial interest outstanding
$321,640,118
--------------------------------------------------------------------------------   -
-----------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
($321,640,118 / 321,640,118 shares of beneficial interest outstanding)
$1.00
--------------------------------------------------------------------------------   -
-----------


(See Notes which are an integral part of the Financial Statements)


FOUNTAIN SQUARE U.S. TREASURY OBLIGATIONS FUND
STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------
Interest income
$18,977,975
---------------------------------------------------------------------------------
EXPENSES--
---------------------------------------------------------------------------------
Investment advisory fee                                                $1,377,583
--------------------------------------------------------------------
Administrative personnel and services fee                                 380,685
--------------------------------------------------------------------
Custodian fee                                                              43,092
--------------------------------------------------------------------
Portfolio accounting, transfer and dividend disbursing agent fees
  and
expenses                                                                   58,070
--------------------------------------------------------------------
Director's/Trustee's fees                                                   6,914
--------------------------------------------------------------------
Auditing fees                                                              13,066
--------------------------------------------------------------------
Legal fees                                                                    534
--------------------------------------------------------------------
Fund share registration costs                                               9,277
--------------------------------------------------------------------
Printing and postage                                                       12,107
--------------------------------------------------------------------
Insurance premiums                                                          9,267
--------------------------------------------------------------------
Miscellaneous                                                                 250
--------------------------------------------------------------------   ----------
     Total expenses                                                     1,910,845
--------------------------------------------------------------------
Deduct--Waiver of investment advisory fee                                 395,440
--------------------------------------------------------------------   ----------
     Net expenses
1,515,405
---------------------------------------------------------------------------------
-----------
          Net investment income
$17,462,570
---------------------------------------------------------------------------------
-----------

(See Notes which are an integral part of the Financial Statements)


FOUNTAIN SQUARE U.S. TREASURY OBLIGATIONS FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      YEAR ENDED
JULY 31,
                                                               ---------------------
------------
                                                                    1995
1994
                                                               ---------------     -
------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------
OPERATIONS--
------------------------------------------------------------
Net investment income                                          $    17,462,570     $
10,016,721
------------------------------------------------------------   ---------------     -
------------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------------------
Dividends to shareholders from net investment income               (17,462,570)
(10,016,721)
------------------------------------------------------------   ---------------     -
------------
FUND SHARE (PRINCIPAL) TRANSACTIONS--
------------------------------------------------------------
Proceeds from sale of shares                                     1,029,179,974
813,333,646
------------------------------------------------------------
Cost of shares redeemed                                         (1,043,768,436)
(767,513,323)
------------------------------------------------------------   ---------------     -
------------
     Change in net assets from Fund share transactions             (14,588,462)
45,820,323
------------------------------------------------------------   ---------------     -
------------
          Change in net assets                                     (14,588,462)
45,820,323
------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------
Beginning of period                                                336,228,580
290,408,257
------------------------------------------------------------   ---------------     -
------------
End of period                                                  $   321,640,118     $
336,228,580
------------------------------------------------------------   ---------------     -
------------


(See Notes which are an integral part of the Financial Statements)



FOUNTAIN SQUARE U.S. TREASURY OBLIGATIONS FUND
NOTES TO FINANCIAL STATEMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

Fountain Square Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of nine diversified portfolios and one non-diversified portfolio. The financial statements included herein present only those of Fountain Square U.S. Treasury Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.



(2) SIGNIFICANT ACCOUNTING POLICIES



The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.



A. INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.



B. REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.



   The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees").



C. INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.



D. FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.



E. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for




FOUNTAIN SQUARE U.S. TREASURY OBLIGATIONS FUND
--------------------------------------------------------------------------------



   the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date.



F. OTHER--Investment transactions are accounted for on the trade date.



(3) SHARES OF BENEFICIAL INTEREST



The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At July 31, 1995, capital paid-in aggregated $321,640,118. Transactions in Fund shares were as follows:



                                                                       YEAR ENDED
JULY 31,
                                                                 -------------------
------------
                                                                      1995
1994
--------------------------------------------------------------   --------------
------------
Shares sold                                                       1,029,179,974
813,333,646
--------------------------------------------------------------
Shares redeemed                                                  (1,043,768,436)
(767,513,323)
--------------------------------------------------------------   --------------
------------
     Net change resulting from Fund share transactions              (14,588,462)
45,820,323
--------------------------------------------------------------   --------------
------------



(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES



INVESTMENT ADVISORY FEE--Fifth Third Bank, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to
0.40 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.



ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The FAS fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.



TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES, PORTFOLIO ACCOUNTING AND CUSTODIAN FEES--Fifth Third Bank serves as transfer and dividend disbursing agent for the Fund for which it receives a fee. Fifth Third Bank sub-contracts the execution of the transfer and dividend disbursing agent functions to a non-affiliated entity. The fee is based on the level of the Fund's average net assets for the period, plus out-of-pocket expenses.



Fifth Third Bank maintains the Fund's accounting records for which it receives a fee. Fifth Third Bank sub-contracts the execution of the accounting services function to a non-affiliated entity. The fee is based on the level of the Fund's average net assets for the period, plus out-of-pocket expenses.



Fifth Third Bank is the Fund's custodian for which it receives a fee. The fee is based on the level of the Fund's average net assets for the period, plus out-of-pocket expenses.



Certain of the Officers and Trustees of the Trust are Officers and Trustees of the above companies.




REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

--------------------------------------------------------------------------------


To the Board of Trustees and Shareholders of



FOUNTAIN SQUARE FUNDS:



We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Fountain Square U.S. Treasury Obligations Fund (one of the portfolios comprising Fountain Square Funds), as of July 31, 1995, and the related statement of operations for the year then ended, and statement of changes in net assets and financial highlights for the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fountain Square U.S. Treasury Obligations Fund at July 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for the periods presented therein, in conformity with generally accepted accounting principles.



                                           ERNST & YOUNG LLP



Pittsburgh, Pennsylvania


September 15, 1995



ADDRESSES
--------------------------------------------------------------------------------


                 Fountain Square U.S. Treasury                Fountain Square Funds
                 Obligations Fund                             c/o Fifth Third Bank
                                                              38 Fountain Square
Plaza
                                                              Cincinnati, Ohio 45263
------------------------------------------------------------------------------------
-------------
Investment Adviser
                 Fifth Third Bank                             38 Fountain Square
Plaza
                                                              Cincinnati, Ohio 45263
------------------------------------------------------------------------------------
-------------
Custodian, Transfer Agent, and Dividend Disbursing Agent
                 Fifth Third Bank                             38 Fountain Square
Plaza
                                                              Cincinnati, Ohio 45263
------------------------------------------------------------------------------------
-------------
Independent Auditors
                 Ernst & Young LLP                            One Oxford Centre
                                                              Pittsburgh,
Pennsylvania 15219
------------------------------------------------------------------------------------
-------------







FOUNTAIN SQUARE U.S. TREASURY OBLIGATIONS FUND

(A PORTFOLIO OF FOUNTAIN SQUARE FUNDS)
Statement of Additional Information









    This Statement of Additional Information should be read with the prospectus of
    the Fund dated        September 30, 1995. This Statement is not a prospectus
    itself. To receive a copy of the prospectus, write to the Fountain Square U.S.
    Treasury Obligations Fund or call (513) 579-6039 in Cincinnati, Ohio or toll-
    free        (800) 654-5372.
    FOUNTAIN SQUARE FUNDS
    C/O FIFTH THIRD BANK
    38 FOUNTAIN SQUARE PLAZA
    CINCINNATI, OHIO 45263
   Statement dated September 30, 1995






















FIFTH THIRD BANK
Investment Adviser

General Information About the Fund    1


Investment Objective and Policies     1

 Types of Investments                1
 When-Issued and Delayed Delivery Transactions   1
 Repurchase Agreements               1
 Reverse Repurchase Agreements       1
 Investment Limitations              2

Fountain Square Funds Management      3

 Officers and Trustees               3
 Fund Ownership                      4
 Trustees' Compensation              4
 Trustee Liability                   4

Investment Advisory Services          4

 Adviser to the Fund                 4
 Advisory Fees                       5

Brokerage Transactions                5


Administrative Services               5

 Transfer Agent and Dividend Disbursing Agent    6

Purchasing Shares                     6

 Conversion to Federal Funds         6

Determining Net Asset Value           6

 Use of the Amortized Cost Method    6

Redeeming Shares                      7

 Redemption in Kind                  7

Tax Status                            8

 The Fund's Tax Status               8
 Shareholders' Tax Status            8

Yield                                 8


Effective Yield                       8


Performance Comparisons               9


General Information About the Fund

Fountain Square U.S. Treasury Obligations Fund (the "Fund") is a portfolio in the
Fountain Square Funds (the "Trust"). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988.
INVESTMENT OBJECTIVE AND POLICIES
The Fund's investment objective is to provide stability of principal and current income consistent with stability of principal.
The investment objective and policies cannot be changed without approval of shareholders.
TYPES OF INVESTMENTS
The Fund invests in U.S. Treasury obligations maturing in one year or less. U.S.
Treasury obligations as used herein refers to evidences of indebtedness issued by the United States, which are fully guaranteed as to principal and interest by the
United States maturing in one year or less from the date of acquisition. The Fund may also retain Fund assets in cash.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REPURCHASE AGREEMENTS
The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Board of Trustees (the "Trustees").
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the Fund's records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.
During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.
The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the
Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
INVESTMENT LIMITATIONS
The Fund will not change any of the investment limitations described below without approval of shareholders.
   Selling Short and Buying on Margin
      The Fund will not sell any portfolio instruments short or purchase any portfolio instruments on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio instruments.
   Issuing Senior Securities and Borrowing Money
      The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any direct borrowings need not be collateralized.
      The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage purposes.
   Pledging Assets
      The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.
   Lending Cash or Securities
      The Fund will not lend any of its assets, except that it may purchase or hold
      U.S. Treasury obligations, including repurchase agreements, permitted by its investment objective and policies.
   Investing in Securities of Other Investment Companies
      The Fund can acquire up to 3 percent of the total outstanding securities of other investment companies with similar investment objectives and policies.
      The Fund will limit its investments in the securities of other investment companies to those of money market funds having investment objectives and policies similar to its own. The Fund will purchase securities of other investment companies only in open-market transactions involving no more than customary broker's commissions. However, there is no limitation applicable to securities of any investment company acquired in a merger, consolidation, or acquisition of assets.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. In connection with investing in shares of other investment companies, it should be noted that investment companies incur certain expenses such as management fees, and, therefore, any investment by the Fund in such shares would be subject to customary expenses.
For the purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of
$100,000,000 at the time of investment to be "cash items."
FOUNTAIN SQUARE FUNDS MANAGEMENT
OFFICERS AND TRUSTEES
Officers and Trustees of the Trust are listed with their addresses, principal occupations, and present positions. Except as listed below, none of the Trustees or
Officers are affiliated with The Fifth Third Bank ("Fifth Third Bank"), Fifth Third
Bancorp, Federated Investors, Federated Securities Corp., or Federated
Administrative Services.

J. Christopher Donahue *+
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Chairman of the Board of Trustees, President and Treasurer
President and Trustee, Federated Investors, Federated Advisers, Federated
Management, and Federated Research; President and Director, Federated Research
Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative
Services, Federated Services Company, and Federated Shareholder Services; President
or Vice President of the Funds; Director, Trustee, or Managing General Partner of
some of the Funds.

Edward Burke Carey
394 East Town Street
Columbus, OH
Birthdate:  July 2, 1945
Member of the Board of Trustees
President of Carey Leggett Realty Advisors.

Lee A. Carter +
Cincinnati Commerce Center
Suite 2020
Cincinnati, OH
Birthdate:  December 17, 1938
Member of the Board of Trustees
Formerly, President, Local Marketing Corporation (retired December 31, 1993).

Albert E. Harris
5905 Graves Road
Cincinnati, OH
Birthdate:  July 2, 1932
Member of the Board of Trustees
Formerly, Chairman of the Board EDB Holdings, Inc. (retired July, 1993).

Charles L. Davis, Jr.
Federated Investors Tower
Pittsburgh, PA
Birthdate:  March 23, 1960
Vice President and Assistant Treasurer
Treas
Treasurer of some of the Funds.

Jay S. Neuman
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 22, 1950
Secretary
Corporate Counsel, Federated Investors; prior to January, 1991, Associate Counsel,
The Boston Company Advisors, Inc.

*This Trustee is deemed to be an "interested person" as defined in the Investment
Company Act of 1940, as amended.
+Member of the Executive Committee. The Executive Committee of the Board of Trustees
handles the responsibilities of the Board of Trustees between meetings of the Board.
FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.
As of July 31, 1995, Fifth Third Bank as nominee for numerous trust and agency accounts, was the owner of record of 321,635,855 Shares (100%) of the Fund.
Trustees' Compensation
NAME ,                     AGGREGATE
POSITION WITH              COMPENSATION FROM
TRUST                      TRUST*+
J. Christopher Donahue        $      0
Chairman of Board of
Trustees, President and Treasurer

Edward Burke Carey            $ 7,800
Trustee

Lee A. Carter                 $ 7,800
Trustee

Albert E. Harris              $ 7,800
Trustee

* Information is furnished for the fiscal year ended July 31, 1995.  The Trust is the only investment company in the Fund complex.
+The aggregate compensation is provided for the Trust which is comprised of ten portfolios.
TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES
ADVISER TO THE FUND
The Fund's investment adviser is Fifth Third Bank (the "Adviser"). It provides investment advisory services through its Trust and Investment Division. Fifth Third
Bank is a wholly-owned subsidiary of Fifth Third Bancorp.
The Adviser shall not be liable to the Trust, the Fund or any shareholder of the
Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES
For its advisory services, Fifth Third Bank receives an annual investment advisory fee as described in the prospectus.
For the fiscal years ended July 31, 1995, 1994, and 1993, the Adviser earned
$1,377,583, $1,341,031, and $1,238,063, respectively, of which $395,440, $473,109, and $464,273 were voluntarily waived, respectively, because of undertakings to limit the Fund's expenses.
   State Expense Limitations
      The Adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2 1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1 1/2% per year of the remaining average net assets, the
      Adviser has agreed to reimburse the Fund for its expenses over the limitation up to the amount of the advisory fee in any single fiscal year.
      If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced, in any single fiscal year, by the amount of the excess, subject to an annual adjustment.
      This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the
Trustees.
The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include:
   -   advice as to the advisability of investing in securities;
   -   security analysis and reports;
   -   economic studies;
   -   industry studies;
   -   receipt of quotations for portfolio evaluations; and
   -   similar services.
The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
Research services provided by brokers and dealers may be used by the Adviser in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce expenses.
For the fiscal years ended July 31, 1995, 1994, and 1993, the Fund did not pay any
commissions on brokerage transactions.
Administrative Services
Until December 1, 1995, Federated Administrative Services, a subsidiary of Federated
Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. For the fiscal years ended July 31, 1995, 1994, and
1993, the Fund incurred administrative service fees of $380,685, $385,743, and
$386,565, respectively.
Effective December 1, 1995, BISYS Fund Services L.P., 3435 Stelzer Road, Columbus,
Ohio 43219, will provide administrative services to the Funds for the fees set forth in the prospectus.
Effective December 1, 1995, pursuant to a separate agreement with BISYS Fund
Services L.P., Fifth Third Bank performs sub-administration services on behalf of each Fund, for which it receives compensation from BISYS Fund Services L.P.
Under the custodian agreement, Fifth Third Bank holds the Fund's portfolio securities and keeps all necessary records and documents relating to its duties.
Fifth Third Bank's fees for custody services are based upon the market value of Fund securities held in custody plus out-of-pocket expenses.
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Fifth Third Bank serves as transfer agent and dividend disbursing agent for the
Funds.  The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders.
Fifth Third Bank also maintains the Trust's accounting records.  The fee paid for this service is based upon the level of the Funds' average net assets for the period plus out-of-pocket expenses.
PURCHASING SHARES
Shares are sold at their net asset value without a sales charge on days the New York
Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under
"Investing in the Fund."
CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Fifth Third Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.
DETERMINING NET ASSET VALUE
The Fund attempts to stabilize the value of a share at $1.00. The days on which net asset value is calculated by the Fund are described in the prospectus.
USE OF THE AMORTIZED COST METHOD
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940.
Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective.
   Monitoring Procedures
      The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than .50 of 1% between the two values. The Trustees will take any steps they consider appropriate
      (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
   Investment Restrictions
      The Rule requires that the Fund limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risks and if rated, have received the requisite rating from one or more nationally recognized statistical rating organizations. If the instruments are not rated, the
      Trustees must determine that they are of comparable quality. Shares of investment companies purchased by the Fund will meet these same criteria and will have investment policies consistent with the Rule. The Rule also requires the Fund to maintain a dollar weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instruments with a remaining maturity of more than 397 days can be purchased by the Fund.
      Should the disposition of a portfolio security result in a dollar weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.
      The Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.
      In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.
      In periods of rising interest rates, the indicated daily yield on shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.
REDEEMING SHARES
Shares are redeemed at the next computed net asset value after Fifth Third Bank receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares." Although Fifth Third Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-
transferred redemptions of less than $10,000.
REDEMPTION IN KIND
The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of
1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any
90-day period.
Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.
Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.
TAX STATUS
THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   -   derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   -   derive less than 30% of its gross income from the sale of securities held less than three months;
   -   invest in securities within certain statutory limits; and
   -   distribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends and any short-term capital gains are taxable as ordinary income.
   Capital Gains
      Capital gains experienced by the Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.
YIELD
The Fund's yield for the seven-day period ended July 31, 1995 was 5.44%. The Fund calculates its yield daily, based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by:
   -  determining the net change in the value of a hypothetical account with a
   -  balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares;
   -  dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and
   -  multiplying the base period return by (365/7).
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees.
EFFECTIVE YIELD
The Fund's effective yield for the seven-day period ended July 31, 1995 was 5.61%.
The Fund's effective yield is computed by compounding the unannualized base period return by:
   -  adding 1 to the base period return;
   -  raising the sum to the 365/7th power; and
   -  subtracting 1 from the result.
PERFORMANCE COMPARISONS
The Fund's performance depends upon such variables as:
   -  portfolio quality;
   -  average portfolio maturity;
   -  type of instruments in which the portfolio invested;
   -  changes in interest rates on money market instruments;
   -  changes in Fund expenses; and
   -  the relative amount of Fund cash flow.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   -  LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any.
      From time to time, the Fund will quote its Lipper ranking in the "short-term
      U.S. government funds" category in advertising and sales literature.
   -  SALOMON 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities issued by the U.S. Treasury, maturing in 30 days.
   -  DONOGHUE'S MONEY FUND REPORT publishes annualized yields of hundreds of money market funds on a weekly basis and through its Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.
Advertisements and other sales literature for the Fund may refer to total return.
Total return is the historic change in the value of an investment in the Fund based on the monthly reinvestment of dividends over a specified period of time.

Cusip 350756102
8120101B (9/95)